COLT 2022-6 ABS-15G

Exhibit 99.9

Exception Level

Run Date - XXX/XXX/XXXX

Loan ID	Dummy ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
XXXX	4350098666	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	Per the guidelines, sections XXX.XXX, a signed Business purpose disclosure is required for all loans. The signed business purpose disclosure is missing from the loan file.		The lender provided business purpose and occupancy affidavit.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
XXXX	4350098667	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	Amount of title insurance is less than the mortgage amount.			XX/XX/XXXX: Resolved. Received the title policy for XXX9,000	XX/XX/XXXX: Resolved. Received the title policy for XXX9,000
XXXX	4350098669	XXXXXX	XXXXXXXXXXXXX		Credit	Assets Insufficient	Resolved	Resolved	XXXX	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)	The borrower needed XXX for the EMD and XXX to close the subject loans. Additionally the borrower needed XXX for reserves for a total of XXX. The Lender guidelines dated XX/XX/XXXX p. XXXXXX reXXXects "Asset documentation is required to evidence funds to cover down payment and other related closing costs as well as satisfy reserve requirements" Additionally, "All statements used to verify assets used for income, down payment, closing costs, and reserves require validation through a third-party service provider." The file contains an account printout from XXXXaccount #XXXX, pgs. 40-XXX however the documentation does not reXXXect the account owner and no account statements were provided to confirm account ownership nor was validation through a third-party service provider for this account. The file does have a validation through a third-party service provider for a XXX accounts XXXX & XXXX, p. 2XXX0 however the account holder is not the borrower. The file has no valid verification of assets for the borrower.		XX/XX/XXXX The Lender provided documenation for funds to close, guidelines do not required reserves	XX/XX/XXXX Exception resolved	XX/XX/XXXX Exception resolved
XXXX	4350098669	XXXXXX	XXXXXXXXXXXXX		Credit	Property	Resolved	Resolved	XXXX	FEMA Declaration - (Public)	* FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection (Lvl R)	The Lender guidelines dated XX/XX/XXXX P. XXX reXXXects A re-inspection of the subject property is required and the file must contain an inspection report and evidence of inspector licensing. FEMA site reXXXects, disaster declared in the subject county on XX/XX/XXXX. The Effective date of the appraisal is XX/XX/XXXX, no inspection after disaster located in file.		XX/XX/XXXX The Lender provided XXX4D-Catastrophic Disaster Area Property Inspection report dated XX/XX/XXXX No visible or apparent damage from the storms noted	XX/XX/XXXX Exception resolved	XX/XX/XXXX Exception resolved
XXXX	4350098669	XXXXXX	XXXXXXXXXXXXX		Credit	Credit Worthiness	Resolved	Resolved	XXXX	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than XXX months (Lvl R)	The Lender guidelines dated XX/XX/XXXX P. XXX reXXXects A re-inspection of the subject property is required and the file must contain an inspection report and evidence of inspector licensing. FEMA site reXXXects, disaster declared in the subject county on XX/XX/XXXX. The Effective date of the appraisal is XX/XX/XXXX, no inspection after disaster located in file.		XX/XX/XXXX Per letter in file, the borrower lives with parents rent free	XX/XX/XXXX Exception resolved	XX/XX/XXXX Exception resolved
XXXX	4350098669	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Active	2: Acceptable with Warnings	XXXX	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl 2)	The guidelines require a month of statements to document the funds to close. The file included a printout with XXXXXXXXX acct ending XXXX dated XX/XX/XXXX. The file did not include the actual statement to identify the borrower as the owner of the account.		XX/XX/XXXX Documentation in file supports that XXXXXXXXX#XXXX belongs to the borrower, however statement is missing pages,	XX/XX/XXXX Finding Remains. EV2/B	XX/XX/XXXX Finding Remains. EV2/B
XXXX	4350098670	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	The guidelines, section XXX.1, states that the minimum coverage has to cover the loan amount or include a replacement cost estimate. The hazard insurance coverage is XXX with no replacement estimate but the loan amount is XXX. The coverage amount does not meet guidelines.		The lender provided new policy dec page with coverage of XXX.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
XXXX	4350098672	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) Cash to Close Requirement (Fail)	* Borrower(s) Cash to Close Requirement (Fail) (Lvl R)	he guidelines on page XXXXXX, section XXX.1 state asset documentation is required to evidence funds to cover down payment and other related closing costs and that all statements used to verify assets used for income, down payment, closing costs, and reserves require validation through a third-party service. The HUD on page 21XXX indicates the borrower paid XXX to close the subject transaction. The loan application on page 44 lists XXXX accounts with a total balance of XXX. The loan file did not contain any XXXX statements. The file is short evidence of assets in the amount of XXX.		The lender provided XXX months statements showing borrower had funds to close.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
XXXX	4350098672	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	The guidelines on page XXXXXX, section XXX.1 state asset documentation is required to evidence funds to cover down payment and other related closing costs and that all statements used to verify assets used for income, down payment, closing costs, and reserves require validation through a third-party service. The HUD on page 21XXX indicates the borrower paid XXX to close the subject transaction. The loan application on page 44 lists XXXX accounts with a total balance of XXX. The loan file did not contain any XXXX statements. The file is short evidence of assets in the amount of XXX		The lender provided XXX months statements showing borrower had funds to close.	XX/XX/XXXX: Finding resolved	XX/XX/XXXX: Finding resolved
XXXX	4350098672	XXXXXX	XXXXXXXXXXXXX		Credit	Assets Insufficient	Resolved	Resolved	XXXX	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)	The guidelines on page XXXXXX, section XXX.1 state asset documentation is required to evidence funds to cover down payment and other related closing costs and that all statements used to verify assets used for income, down payment, closing costs, and reserves require validation through a third-party service. The HUD on page 21XXX indicates the borrower paid XXX to close the subject transaction. The loan application on page 44 lists XXXX accounts with a total balance of XXX. The loan file did not contain any XXXX statements. The file is short evidence of assets in the amount of XXX		The lender provided XXX months statements showing borrower had funds to close.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
XXXX	4350098673	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	XXXXXX Application [information not provide]	* XXXXXX Application [information not provide] (Lvl R)	The co-borrower's section of the XXXXXX on page 2XXX indicates that she owns the departure residence located at XXXX The letter of explanation on page XXXXXX states that the property is owned by her parents and indicates that the co-borrower is living there rent free.			XX/XX/XXXX: Resolved. B2 has no primary housing expense per the XXXXXX and does not own the property	XX/XX/XXXX: Resolved. B2 has no primary housing expense per the XXXXXX and does not own the property
XXXX	4350098673	XXXXXX	XXXXXXXXXXXXX	Credit	Guidelines	Resolved	Resolved	XXXX	Verification of Rent	* Verification of Rent (Lvl R)	The XXXXXX on page 1XXX indicates the borrower had bee renting the departure for two and half years. Per Section XXX.4 Rental History, "If an applicant rents from a professional management company, a fully completed and signed VOR may be utilized. If an applicant rents from a private landlord, the most recent XXX months’ consecutive cancelled checks (front and back) along with a copy of the lease must be provided". The loan file is missing the verification of rent.	XX/XX/XXXX: Remains. Received lease and Lox from the borrower for different rent amount for Sept. statements show XXXmonths of rent payments. Missing July and May of XXX and October and November of 2020.
XX/XX/XXXX: Resolved. Received VOR from XXXX Apartments for XXX/2020 to Present dated XX/XX/XXXX	XX/XX/XXXX: Remains. Received lease and Lox from the borrower for different rent amount for Sept. statements show XXXmonths of rent payments. Missing July and May of XXX and October and November of 2020.
																XX/XX/XXXX: Resolved. Received VOR from XXXX Apartments for XXX/2020 to Present dated XX/XX/XXXX
XXXX	4350098674	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support the appraisal within XX% tolerance. XXXX desk review has XX% variance and does not support the appraisal. Lender closed the loan at the lower desk review value of XXX	XX months verified reserves FICO score used for grading of XXX is XXX points above required minimum of XXX		Lender closed the loan using the lower desk review value of $1,XXX,000	Lender closed the loan using the lower desk review value of $1,XXX,000
XXXX	4350098675	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuations to support the original appraisal.		XX/XX/XXXX Post Fund Desk Review supports value.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
XXXX	4350098678	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)	The guidelines, section XXX.1, states that rent loss insurance is required and must equal at least XXX months of the average monthly rents. The rent loss insurance that is included in the loan file is XXX, but the total rent loss insurance required is XXX		XX/XX/XXXX PITI is now used to calculate rent loss coverage. PITI XXX x XXX months = XXX HOI rental loss coverage - XXX	XX/XX/XXXX Finding resolved	XX/XX/XXXX Finding resolved
XXXX	4350098678	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy reXXXects an insured amount of XXX, which is less than the loan amount of XXX		Client provided corrected title.	XX/XX/XXXX Client provided corrected title. Exception resolved.	XX/XX/XXXX Client provided corrected title. Exception resolved.
XXXX	4350098682	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy reXXXects an insured amount of XXX, which is less than the loan amount of XXX		XX/XX/XXXX the Lender provided final Title policy showing the title insurance amount of XXX	XX/XX/XXXX Finding resolved	XX/XX/XXXX Finding resolved
XXXX	4350098682	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl R)	The Matrix dated XX/XX/XXXX, page 1, allows a maximum LTV of XX% for a cash-out refinance when the credit score is above XXX and the loan amount is less than XXX. The loan closed with an LTV of XX%, the borrower’s qualifying score is XXXX, the loan amount is XXX, and the appraised value is XXXX. The LTV exceeds the maximum allowed LTV.	XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.	Client provided an approved exception form with compensating factors.	XX/XX/XXXX Client provided an approved exception form with compensating factors. Exception resolved.	XX/XX/XXXX Client provided an approved exception form with compensating factors. Exception resolved.
XXXX	4350098682	XXXXXX	XXXXXXXXXXXXX		Credit	Eligibility	Resolved	Resolved	XXXX	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl R)	The Matrix dated XX/XX/XXXX, page 1, allows a maximum LTV of XX% for a cash-out refinance when the credit score is above XXX and the loan amount is less than XXX. The loan closed with an LTV of XX%, the borrower’s qualifying score is XXXX, the loan amount is XXX, and the appraised value is XXXX. The LTV exceeds the maximum allowed LTV.	XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points. XXXXXXX months Reserves exceeds the minimum XXX months required by XXXXXXX months.	Client provided an approved exception form with compensating factors.	XX/XX/XXXX Client provided an approved exception form with compensating factors. Exception resolved.	XX/XX/XXXX Client provided an approved exception form with compensating factors. Exception resolved.
XXXX	4350098685	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	The guidelines, section 5.XXX.XXX, states that a certificate of good standing is required for a LLC. The certificate of good standing is missing from the loan file and the loan closed in the name of an LLC.	XX/XX/XXXX: Lender provided the State ofXXXXXXX Department of State Certificate of Status dated XX/XX/XXXX:
 Entity Name: XXXXXXX
DOS ID Number: XXXXXXX
Entity Type: XXXXXXX
Entity Status: EXISTING
Date of Initial Filing with DOS: XX/XX/XXXX
NY
Statement Status: CURRENT
														Statement Due Date: XX/XX/XXXX	XX/XX/XXXX: Finding Resolved.	XX/XX/XXXX: Finding Resolved.
XXXX	4350098689	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	The guidelines, section 5.XXX.XXX, states that the articles of organization are required for a LLC. The articles of organization are missing from the loan file and the loan closed in the name of a LLC.	XX% LTV is below the maximum XX% LTV by X%
XXX Representative credit score exceeds the minimum required credit score of XXX by XX points.
DSCR ratio of XX exceeds the minimum requirement of XX by XXX points.	XX/XX/XXXX: The Lender provided the Acknowledgement Copy of Articles of Organization of XXXXXXX LLC.	XX/XX/XXXX: Lender Acknowledgment Applied; Final Grade EVXXX/D. XX/XX/XXXX: Lender Acknowledgment Applied; Final Grade EVXXX/D. The Entity Articles of Organization was a critical loan document the verify borrower was an eligible Entity, and that the Operating Agreement was valid. The filing is a public document available through the Entity's respective regulating authority.
XX/XX/XXXX: Resolved.	XX/XX/XXXX: Lender Acknowledgment Applied; Final Grade EVXXX/D. XX/XX/XXXX: Lender Acknowledgment Applied; Final Grade EVXXX/D. The Entity Articles of Organization was a critical loan document the verify borrower was an eligible Entity, and that the Operating Agreement was valid. The filing is a public document available through the Entity's respective regulating authority.
																XX/XX/XXXX: Resolved.
XXXX	4350098690	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy does not reXXXect an insured amount, but needs to cover the loan amount of XXXX.		XX/XX/XXXX: Finding Resolved. The lender provided evidence of title.	XX/XX/XXXX Finding remains XX/XX/XXXX Finding resolved XX/XX/XXXX: Finding Resolved.	XX/XX/XXXX Finding remains XX/XX/XXXX Finding resolved XX/XX/XXXX: Finding Resolved.
XXXX	4350098692	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Rem Lease Term = 0, No Prior Lease Conv to Monthly	* Remaing Lease Term is Zero Month, No Prior Lease Converted to Mo-to-Mo (Lvl R)	The guidelines, section XXX.XXX.1, states that the lease agreements cannot be expired. The lease agreements that are in the loan file are expired and do not contain a month to month clause.	DSCR ratio of XX exceeds the minimum requirement of XX by XX points. XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.	XX/XX/XXXX: The Lender provided a LOE from the Borrower:
" To whom it may concern
														This letter is to certify that although some of the leases in the building has expired, they have continued their occupancy on a month-to-month basis."	0XX/XX/XXXX: Resolved.	0XX/XX/XXXX: Resolved.
XXXX	4350098693	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Guidelines	* Missing Documentation (Lvl R)	Per guidelines lease agreements must be obtained if the appraisal reXXXects the subject as tenant occupied, file is missing recently dated lease contracts.		XX/XX/XXXX: Finding Resolved. The borrower provided an LOE documenting the tenants in the units have remained after lease expiration on month-to-month basis. Guideline was met.	XX/XX/XXXX: Finding Resolved.	XX/XX/XXXX: Finding Resolved.
XXXX	4350098700	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	Missing prior X years XXXs for income calculation from loan file.			XX/XX/XXXX: Resolved. Received prior 2 years XXXXXXs for income calculation	XX/XX/XXXX: Resolved. Received prior 2 years XXXXXXs for income calculation
XXXX	4350098701	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title commitment indicated a proposed coverage at XXXk, but needs to be XXXK. There is not a final policy in the loan file currently.			XX/XX/XXXX: Resolved. Received updated title for XXX	XX/XX/XXXX: Resolved. Received updated title for XXX
XXXX	4350098961	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Active	2: Acceptable with Warnings	XXXX	Guidelines	* Missing Documentation (Lvl 2)	The HUD reXXXected monthly tax escrows collected in the amount of XXX or XXX annually. The tax bill located on page 22 reXXXects annual taxes in the amount of XXX or XXX monthly.		XXX Response: Though the monthly escrow amount seems to have been calculated incorrectly, this error is immaterial Servicing will pay taxes when due regardless of amount of funds in escrow account. Borrower’s payment will be updated to reXXXect any shortage. This is a servicing issue.	XX/XX/XXXX: Finding is not material. Final Grade EV2/B.	XX/XX/XXXX: Finding is not material. Final Grade EV2/B.
XXXX	4350098704	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	The subject property is an attached PUD. The file is missing the HOA questionnaire		XXX Response: Please see the attached. The property is a Townhouse not a Condo therefore there is no requirement for a HOA Questionnaire on a PUD. HOA questionnaires are only required for condos, especially non warrantable. Please clear the condition.	XX/XX/XXXX: Cleared documentation provided	XX/XX/XXXX: Cleared documentation provided
XXXX	4350098704	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	The subject propperty is an attached PUD. The file is missing evidence of the master insurance and HOXXX.		XXX Response: Please see the attached Master Insurance Policy. The property is a Townhouse not a Condo. Please clear the condition.	XX/XX/XXXX: Cleared, documentation provided	XX/XX/XXXX: Cleared, documentation provided
XXXX	4350098705	XXXXXX	XXXXXXXXXXXXX		Credit	Guidelines	Active	2: Acceptable with Warnings	XXXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Loan does not meet the minimum equity requirement of XXX.00, remaining equity is XXX.	XXX months of reserves, XXX month required XXX FICO score, XXX required.	XXX Response: Please see the attached Equity Exception.	XX/XX/XXXX: Lender Exception Waiver applied: Final Grade EV2/B.	XX/XX/XXXX: Lender Exception Waiver applied: Final Grade EV2/B.
XXXX	4350098706	XXXXXX	XXXXXXXXXXXXX	Credit	Eligibility	Resolved	Resolved	XXXX	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl R)	The guidelines, section XXX, allow a maximum LTV of XX% when the DSCR is XX% The DSCR for the subject transaction is XX% and the loan closed with a LTV of XXX%	XXX Response: Per section XXX page XXXXXXof XXX Guidelines
XXXpress will finance up to XXX) percent of the base loan amount that may be used to pay discount points and/or broker origination fees. The funds used to pay discount points and/or broker origination fees will be reXXXected in the LTV, however pricing of the loan will be based on the base LTV. Further, this increase is allowed on all loans up to XX% LTV and although the LTV is beyond the “base” LTV, it will not be viewed as an exception to the loan program.
The borrower base loan amount is XXX which makes the base LTV XX% and the borrower financed 1.5 point of origination fees/broker compensation. Base loan $ XXXx.1.5% =XXX. XXX + XXX= XXX=XX% LTV including finance points. Per guidelines although the LTV is beyond the “base” LTV, it will not be viewed as an exception to the loan program.
														This is within the guidelines, please clear the condition.	XX/XX/XXXX: Cleared, the borrower financed points, no issue	XX/XX/XXXX: Cleared, the borrower financed points, no issue
XXXX	4350098706	XXXXXX	XXXXXXXXXXXXX	Credit	Eligibility	Resolved	Resolved	XXXX	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl R)	The guidelines, section XXX, allow a maximum LTV of XX% when the DSCR is XX% The DSCR for the subject transaction is XX% and the loan closed with a LTV of XX%	XXX Response: Per section XXX page XXXXXXof XXX Guidelines
XXXpress will finance up to XXX) percent of the base loan amount that may be used to pay discount points and/or broker origination fees. The funds used to pay discount points and/or broker origination fees will be reXXXected in the LTV, however pricing of the loan will be based on the base LTV. Further, this increase is allowed on all loans up to XX% LTV and although the LTV is beyond the “base” LTV, it will not be viewed as an exception to the loan program.
The borrower base loan amount is XXX which makes the base LTV XXX% and the borrower financed 1.5 point of origination fees/broker compensation. Base loan $ XXXx.1.5% =XXX. XXX + XXX= XXX=XX% LTV including finance points. Per guidelines although the LTV is beyond the “base” LTV, it will not be viewed as an exception to the loan program.
														This is within the guidelines, please clear the condition.	XX/XX/XXXX: Cleared, the borrower financed points, no issue	XX/XX/XXXX: Cleared, the borrower financed points, no issue
XXXX	4350098709	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) Reserves Requirement (Fail)	* Borrower(s) Reserves Requirement (Fail) (Lvl R)	Per guidelines, the borrower was required to verified XXX months reserves of XXX, plus cash to close of XXX. The assets documentation were missing from the loan file.		XXX Response: Please see the attached Hud 1 from previous loan that borrower received cash back of XXX plus funds at closing of XXX =XXX for XXX months reserves/assets. Please clear the condition.	XX/XX/XXXX: Cleared, the client provided a HUD for a cash out refinance of a second transaction closing the same day as the subject.	XX/XX/XXXX: Cleared, the client provided a HUD for a cash out refinance of a second transaction closing the same day as the subject.
XXXX	4350098709	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	The loan application reXXXected assets, however, the loan file is missing all assets documentation.		XXX Response: Please see the attached Hud 1 from previous loan that borrower received cash back of XXX plus funds at closing of XXX =XXX for XXX months reserves/assets. Please clear the condition.	XX/XX/XXXX: Cleared, the client provided a HUD for a cash out refinance of a second transaction closing the same day as the subject.	XX/XX/XXXX: Cleared, the client provided a HUD for a cash out refinance of a second transaction closing the same day as the subject.
XXXX	4350098709	XXXXXX	XXXXXXXXXXXXX		Credit	Assets Insufficient	Resolved	Resolved	XXXX	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)	The borrower was required to bring XXX at closing, per the HUD1 on page XXX40. The loan file is missing the assets documentation.		XXX Response: Please see the attached Hud 1 from previous loan that borrower received cash back of XXX plus funds at closing of XXX =XXX for XXX months reserves/assets. Please clear the condition.	XX/XX/XXXX: Cleared, the client provided a HUD for a cash out refinance of a second transaction closing the same day as the subject.	XX/XX/XXXX: Cleared, the client provided a HUD for a cash out refinance of a second transaction closing the same day as the subject.
XXXX	4350098709	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) Cash to Close Requirement (Fail)	* Borrower(s) Cash to Close Requirement (Fail) (Lvl R)	The borrower was required to bring XXX at closing, per the HUD1 on page XXX40. The loan file is missing the assets documentation.		XXX Response: Please see the attached Hud 1 from previous loan that borrower received cash back of XXX plus funds at closing of XXX =XXX for XXX months reserves/assets. Please clear the condition.	XX/XX/XXXX: Cleared, the client provided a HUD for a cash out refinance of a second transaction closing the same day as the subject.	XX/XX/XXXX: Cleared, the client provided a HUD for a cash out refinance of a second transaction closing the same day as the subject.
XXXX	4350098709	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl R)	Per guidelines, the borrower was required to verified X months reserves of XXX, plus cash to close of XXX. The assets documentation were missing from the loan file.		XXX Response: Please see the attached Hud 1 from previous loan that borrower received cash back of XXX plus funds at closing of XXX =XXX for XXX months reserves/assets. Please clear the condition.	XX/XX/XXXX: Cleared, the client provided a HUD for a cash out refinance of a second transaction closing the same day as the subject.	XX/XX/XXXX: Cleared, the client provided a HUD for a cash out refinance of a second transaction closing the same day as the subject.
XXXX	4350098710	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	HUD in file is not stamped certified and is not signed by borrower.		XXX Response: Please see the attached HUD executed by the borrower. Please clear the condition.	XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
XXXX	4350098716	XXXXXX	XXXXXXXXXXXXX		Credit	Guidelines	Resolved	Resolved	XXXX	Asset	* Asset documentation does not meet guideline requirment (Lvl R)	Loan file is missing X months most recent statements for the accounts (XXXXXX). The funds required for XXX months reserves have not been seasoned for XX days.		XXX Response: Please see the attached August through September statements required for the XXX months reserves. Please clear the condition.	XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
XXXX	4350098717	XXXXXX	XXXXXXXXXXXXX		Credit	Guidelines	Active	2: Acceptable with Warnings	XXXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Loan does not meet the minimum equity requirement of XXX remaining equity (XXX).	XXX months of reserves Credit score of XXX, required XXX Multiple mortgages with a satisfactory payment history	XXX Response: Please see the attached Loan Approval Exception regarding the minimum equity requirement.	XX/XX/XXXX: Lender Exception Waiver Applied; Final Grade EV2/B.	XX/XX/XXXX: Lender Exception Waiver Applied; Final Grade EV2/B.
XXXX	4350098722	XXXXXX	XXXXXXXXXXXXX		Credit	Guidelines	Active	2: Acceptable with Warnings	XXXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Loan does not meet minimum equity requirements of XXX remaining equity. Approved lender exception in file for remaining equity of XXX, dated XX/XX/XXXX and located on page 588. The compensating factors UW listed to support exception; strong credit, with a score of XXX, minimum required is XXX, no lates, a mortgage history of 0*XXX and the borrower occupies PR for XX years. Additionally, the borrower has XXX or XXX months of reserves.
XXXX	4350098728	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Prepayment Rider Missing	* Prepayment Rider Missing (Lvl R)	Loan file is missing the Prepayment Rider to the Security Instrument.		XXX Response: Please see the attached Prepayment Rider to the Security Instrument. Please clear the condition.	XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
XXXX	4350098728	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Missing required 1-4 family rider	* Missing required 1-4 family rider (Lvl R)	Loan file is missing all riders to the Security Instrument indicated on page 2 of document; 1-4 Family Rider, Default Interest Rate Rider, Prepayment Rider, Business Purpose Loan Rider.		XXX Response: Please see the attached Rider’s to the Security Instrument. Please clear the conditions.	XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
XXXX	4350098728	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Mortgage Riders incomplete / inaccurate	* Mortgage Riders incomplete / inaccurate (Lvl R)	Loan file is missing all riders to the Security Instrument indicated on page 2 of document; 1-4 Family Rider, Default Interest Rate Rider, Prepayment Rider, Business Purpose Loan Rider.		XXX Response: Please see the attached Rider’s to the Security Instrument. Please clear the conditions.	XX/XX/XXXX: Cleared. Documentation received.	XX/XX/XXXX: Cleared. Documentation received.
XXXX	4350098732	XXXXXX	XXXXXXXXXXXXX		Credit	Credit Worthiness	Resolved	Resolved	XXXX	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than XXX months (Lvl R)	Housing history on primary residence does not meet minimum requirement of XXX month history. Borrower has lived rent free XXX years (pg 529) housing history is not available.			XX/XX/XXXX: Cleared, documentation provided. The lender provided a letter of explanation stating the borrower lives rent free. The file included evidence the borrower owned two additional properties free and clear.	XX/XX/XXXX: Cleared, documentation provided. The lender provided a letter of explanation stating the borrower lives rent free. The file included evidence the borrower owned two additional properties free and clear.
XXXX	4350098732	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl R)	Housing history on primary residence does not meet minimum requirement of XXX month history. Borrower has lived rent free XXX years (pg 529) housing history is not available.		XXX Response: Please see the attached Letter of explanation and verification of rent showing XXXyrs living with his sister rent free also the loan application stated XXX yrs. Please clear the condition.	XX/XX/XXXX: Cleared, documentation provided. The lender provided a letter of explanation stating the borrower lives rent free. The file included evidence the borrower owned two additional properties free and clear.	XX/XX/XXXX: Cleared, documentation provided. The lender provided a letter of explanation stating the borrower lives rent free. The file included evidence the borrower owned two additional properties free and clear.
XXXX	4350098733	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	The loan closed in the name of an entity. The file is missing evidence of the EIN.		XXX Response: Please see the attached evidence of the EIN. Please clear the condition.	XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
XXXX	4350098736	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation to support appraised value within XX%. Documented CU Risk Score XX		XX/XX/XXXX Post Fund Desk Review suppports value.	XX/XX/XXXX Exceptin resolved.	XX/XX/XXXX Exceptin resolved.
XXXX	4350098737	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Lender Approval	* Lender Approval (Lvl R)	There is no lender approval in the file at all.		XX/XX/XXXX Lender provided AUS	XX/XX/XXXX Exception resolved	XX/XX/XXXX Exception resolved
XXXX	4350098737	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Desk Review from XXXX in file and supports value.			Desk Review from XXXX in file and supports value.	Desk Review from XXXX in file and supports value.
XXXX	4350098737	XXXXXX	XXXXXXXXXXXXX		Credit	Underwriting	Resolved	Resolved	XXXX	Transmittal (XXX8) is Missing	* Transmittal (XXX8) is Missing (Lvl R)	Missing copy of the XXXXXXunderwriting transmittal in the file.			XX/XX/XXXX: Resolved. The XXXXXXwas received.	XX/XX/XXXX: Resolved. The XXXXXXwas received.
XXXX	4350098737	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)				XX/XX/XXXX: Cleared. CDA supporting the value provided	XX/XX/XXXX: Cleared. CDA supporting the value provided
XXXX	4350098737	XXXXXX	XXXXXXXXXXXXX		Credit	AUS	Resolved	Resolved	XXXX	AUS Missing	* Missing AUS (Lvl R)	There is no AUS in the file.		XX/XX/XXXX Lender provided LP Eligible/Accept	XX/XX/XXXX Exception resolved	XX/XX/XXXX Exception resolved
XXXX	4350098737	XXXXXX	XXXXXXXXXXXXX	Credit	Eligibility	Resolved	Resolved	XXXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	XX% DTI exceeds the maximum allowed DTI per guidelines of XX%. Lender included rental income of XX from a property located on XXXXXXXX, however no lease agreement located in the file.	XX/XX/XXXX: Remains. The property lease in file for XXXX Lane is not in borrowers name and this property does not appear on tax returns. This lease is not being considered. Review of income cash XXXow provided, the borrower has two W2's one from demolition business and one from trucking business. The file only contains W2 earnings for demolition business and it is for XXX; however, the cash XXXow shows W2 earnings of XXX for trucking and XXX for demolition.
XXX/XXX/XXXX: Resolved. Additional documentation shows that this is a property being refi'd after purXXX in XX/XX/XXXX and the lease was included to validate what the current owner is getting for this property for rent.	XX/XX/XXXX: Remains. The property lease in file for XXXX Lane is not in borrowers name and this property does not appear on tax returns. This lease is not being considered. Review of income cash XXXow provided, the borrower has two W2's one from demolition business and one from trucking business. The file only contains W2 earnings for demolition business and it is for XXX; however, the cash XXXow shows W2 earnings of XXX for trucking and XXX for demolition.
																XXX/XXX/XXXX: Resolved. Additional documentation shows that this is a property being refi'd after purXXX in XX/XX/XXXX and the lease was included to validate what the current owner is getting for this property for rent.
XXXX	4350098737	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Final XXXXXX is Missing	* Final XXXXXX is Missing (Lvl R)	XXXXXX in file is incomplete. There is no employment or income information. rental properties are not listed.			XX/XX/XXXX: Removed XXXXXX received.	XX/XX/XXXX: Removed XXXXXX received.
XXXX	4350098737	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	There is no XXXXXXin the file.		XX/XX/XXXX Lender provided XXX8	XX/XX/XXXX Exception resolved	XX/XX/XXXX Exception resolved
XXXX	4350098738	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	The subject loan closed in the name of an entity; however, the file does not include the ETIN.			XX/XX/XXXX: Cleared, documentation provided	XX/XX/XXXX: Cleared, documentation provided
XXXX	4350098738	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Loan file is missing third party valuation to support origination value. CU Score XX exceeds max allowable of XX			XX/XX/XXXX Finding resolved	XX/XX/XXXX Finding resolved
XXXX	4350098739	XXXXXX	XXXXXXXXXXXXX		Compliance	Compliance	Resolved	Resolved	XXXX	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XXX CFR §XXX2XXX.19(e)(XXX)(i)) The addition of the appraisal reinspection was not accepted because the change was not disclosed within XXX-business days: XX/XX/XXXX. The file has an invoice for the service dated XX/XX/XXXX; however, the disclosure was not issued until XX/XX/XXXX. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within XXX-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label)		Lender provided XX/XX/XXXX CD and COC.	XX/XX/XXXX Cleared, provided timely disclosure.	XX/XX/XXXX Cleared, provided timely disclosure.
XXXX	4350098739	XXXXXX	XXXXXXXXXXXXX	Credit	Guidelines	Active	2: Acceptable with Warnings	XXXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	There is an approved exception for the subject property being Deed Restricted (p.1XXX). Per the Bylaws (p.XXXXXX), the subject has multiple deed restrictions.	XX% LTV is below the maximum XX% LTV by XX%.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
XXX months reserves exceed the minimum 9 months required by XXX months

XXXX	4350098741	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	XXXX	Credit report >4 months old at closing	* Credit report >4 months old at closing (Lvl 2)	The credit report is over XXX days old at closing,Provide a Scored Credit Report as of closing that is not expired as of closing date. Credit report is dated XXX and Note is dated XX/XX/XXXX. Credit report is XXX from closing.	XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points. XXX5.XXX9% LTV is below the maximum XX% LTV by XX%. Borrower has lived in subject property XX years.	The lender rebuttal: Credit Report XX/XX/XXXX - Funded Date XX/XX/XXXX = XXX days	XX/XX/XXXX The lender provided a rebuttal: Credit Report XX/XX/XXXX - Funded Date XX/XX/XXXX = XXX days. The credit report provided in file is only dated XXX/XXX. It is not listed what date the report was pulled. A full date would need to be provided to clear the finding. Finding remains.
XX/XX/XXXX: Finding Waiver Applied; Final Grade EV 2/B	XX/XX/XXXX The lender provided a rebuttal: Credit Report XX/XX/XXXX - Funded Date XX/XX/XXXX = XXX days. The credit report provided in file is only dated XXX/XXX. It is not listed what date the report was pulled. A full date would need to be provided to clear the finding. Finding remains.
																XX/XX/XXXX: Finding Waiver Applied; Final Grade EV 2/B
XXXX	4350098742	XXXXXX	XXXXXXXXXXXXX		Valuation	Value	Resolved	Resolved	XXXX	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Third Party AVM is within XX% but the Confidence scores of XX does not meet FITCH requirements. Need additional product such as a desk review.		XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098742	XXXXXX	XXXXXXXXXXXXX		Credit	Guidelines	Resolved	Resolved	XXXX	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	Missing lease agreement. Appraisal shows property is occupied. Per guidelines, copy of lease is required when property is occupied.		The lender provided an amended appraisal showing property is vacant.	XX/XX/XXXX Finding resolved.	XX/XX/XXXX Finding resolved.
XXXX	4350098743	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl R)	Max LTV per guidelines on a cash out refinance is XX%	The lender provided a new full appraisal with a value of XXX. Using this for value, the LTV falls within the guidelines.	XX/XX/XXXX: The LTV is taken from the appraised value XXX.00. The AVM of XXX supports the value, however, the LTV is taken from the appraised value. Loan amount XXX = XX%. Finding remains
XXX: Finding resolved.	XX/XX/XXXX: The LTV is taken from the appraised value XXX.00. The AVM of XXX supports the value, however, the LTV is taken from the appraised value. Loan amount XXX = XX%. Finding remains
																XXX: Finding resolved.
XXXX	4350098744	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects value of XXX,000. The AVM reXXXects a value of XXX,which is XX% variance The file did not include a secondary review to support the appraised value.	XXXXXXXXX mortgage history for XX months. DSCR ratio of XX exceeds the minimum requirement of XX by XX points.	XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098746	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects value of XXX. The AVM reXXXects a value of XXX,which is XX% less than the appraised value. The file did not include a secondary review to support the appraised value.		XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098747	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	The guidelines, section 4.XXX requires insurance coverage must be equal to XXX% of the insurable value of the improvements as established by the insurer or coverage amounts as determined by calculation from a full appraisal. The file included evidence of insurance located on page 209, reXXXecting total coverage amount of XXX. The file did not include evidence of the construction cost estimate. The appraisal, located on page xXXXXXXreXXXects the cost new as XXX. The evidence of insurance is short, required coverage in the amount of XXX.		XX/XX/XXXX Received both dec pages ffor Hazard coverage. Coverage is XXX,000 which is sufficient.	XX/XX/XXXX: Remains. The lender provided a copy of the HOI provided at origination which does not provided enough coverage or include evidence of replacement cost. . XX/XX/XXXX Resolved	XX/XX/XXXX: Remains. The lender provided a copy of the HOI provided at origination which does not provided enough coverage or include evidence of replacement cost. . XX/XX/XXXX Resolved
XXXX	4350098748	XXXXXX	XXXXXXXXXXXXX		Valuation	Value	Resolved	Resolved	XXXX	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Confidence score of XXX4 does not meet Fitch requirement of XXX or greater. Additional third party valuation product required.		XX/XX/XXXX Post Fund Desk Review supports value.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
XXXX	4350098749	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title insurance loan amount is XXX, the note loan amount is XXX.		We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks	XX/XX/XXXX Exception resolved	XX/XX/XXXX Exception resolved
XXXX	4350098750	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects value of XXX The AVM reXXXects a value of XXX,which is XXXX% variance. The file did not include a secondary review to support the appraised value	XX% LTV is below the maximum XX% LTV by XX% DSCR ratio of XXX exceeds the minimum requirement of XX byXX points.	XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098752	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects value of XXX. The AVM reXXXects a value of XXX,which is XX% variance The file did not include a secondary review to support the appraised value.	XXX representative credit score exceeds the minimum required credit score of XXX by XX points. DSCR ratio of XXXX exceeds the minimum requirement of XX by XX.	XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098753	XXXXXX	XXXXXXXXXXXXX		Credit	Guidelines	Active	2: Acceptable with Warnings	XXXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Guidelines require full executed lease on tenant occupied properties. Per email correspondence from borrower property does not have a lease agreement. Tenants are living there month to month.	XX months XXXXXXXXX mortgage reporting.	The lender provided an email that was in the original file.	XX/XX/XXXX Secion 1.XXX "lease requirements" on page 2 of the guidelines states a fully executed lease is requyired on tenant occupied properties. The appraisal states the property is tenant occupied. The guidelines also states "an expired lease (with a term of no less than XXX months) with a provision to contiue as month to month tenancy is eligible. A lease is required. Finding remains.	XX/XX/XXXX Secion 1.XXX "lease requirements" on page 2 of the guidelines states a fully executed lease is requyired on tenant occupied properties. The appraisal states the property is tenant occupied. The guidelines also states "an expired lease (with a term of no less than XXX months) with a provision to contiue as month to month tenancy is eligible. A lease is required. Finding remains.
XXXX	4350098754	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects value of XXX. The AVM reXXXects a value of XXX,which is XX% less than the appraised value. The file did not include a secondary review to support the appraised value.		XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098755	XXXXXX	XXXXXXXXXXXXX		Valuation	Value	Resolved	Resolved	XXXX	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Confidence score ofXXX does not meet Fitch requirement of XXX or greater. Additional third party valuation product required.		XX/XX/XXXX Post Fund Desk Review supports value.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
XXXX	4350098756	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects value of XXX. The AVM reXXXects a value of XXX,which is XX% less than the appraised value. The file did not include a secondary review to support the appraised value.	XX% LTV is below the maximum XX% LTV by XX%. DSCR ratio of XXX exceeds the minimum requirement of XX% by XXX points.	XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098757	XXXXXX	XXXXXXXXXXXXX		Valuation	Value	Resolved	Resolved	XXXX	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Confidence score of 80 does not meet Fitch requirement of XXX or greater. Additional third party valuation product required.		XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098758	XXXXXX	XXXXXXXXXXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects value of XXX. The AVM reXXXects a value of XXX,which is XXX.XXX9XXX% less than the appraised value. The file did not include a secondary review to support the appraised value.	XX% LTV is below the maximum XX% LTV by XX%
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points.
														XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098760	XXXXXX	XXXXXXXXXXXXX		Valuation	Value	Resolved	Resolved	XXXX	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Confidence score of XXX does not meet Fitch requirement of XXX or greater. Additional third party valuation product required.		XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098962	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects a value of XXX. The AVM reXXXects a value of XXX, which is XX% less than the appraised value. The file did not include a secondary review to support the appraised value.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.	XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098762	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects value of XXX. The AVM reXXXects a value of XXX,which is a XX% variance. The file did not include a secondary review to support the appraised value.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.	XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098763	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM with variance of XXX% exceeds guidelines maximum of XX%.		XX/XX/XXXX: Finding Remains. If a secondary appraisal is required, this is up to the buyer to complete. We have made an agreement with the investor to do so. We provide the initial appraisal and if the investor deems a secondary one needed, they will order. XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Remains 0XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Remains 0XX/XX/XXXX: Finding Resolved
XXXX	4350098763	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)			XX/XXXXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098763	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	Title commitment in file XXX		We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not comeup with any other due diligence firm. Please clear. Thanks!	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098763	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Post-Close Desk Review	* Post-closing Desk Review does not support value at origination (Lvl R)
XXXX	4350098763	XXXXXX	XXXXXXXXXXXXX		Credit	Guidelines	Active	2: Acceptable with Warnings	XXXX	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl 2)	Missing lease agreement on subject property. Per appraisal, subject is occupied. Lease agreement required per guidelines.	XXX FICO exceeds minimum required XXX	Client provided expired lease from xxxx.	XX/XX/XXXX: Finding remains. XX/XX/XXXX: finding remains.	XX/XX/XXXX: Finding remains. XX/XX/XXXX: finding remains.
XXXX	4350098764	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.XXX. A copy of that required document must be obtained and uploaded to the file.		XX/XX/XXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. Fire Insurance Exchange listed as an "A" by AM Best.	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XX/XXXX Finding resolved	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XX/XXXX Finding resolved
XXXX	4350098764	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The AVM value of XXX is over XX% less than the primary appraisal report value of XXX. Also the FSD on the AVM is XX%, making that report invalid as the maximum allowed FSD is XXX, per Guideline XXX. Either a Desk or Field Review with a value of + or - xx% of the primary appraisal value is required and must be obtained and uploaded to the file.		XX/XX/XXXX: Finding Remains. If a secondary appraisal is required, this is up to the buyer to complete. We have made an agreement with the investor to do so. We provide the initial appraisal and if the investor deems a secondary one needed, they will order. XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Remains XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Remains XX/XX/XXXX: Finding Resolved
XXXX	4350098764	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The AVM value of XXX is over XX% less than the primary appraisal report value of XXX. Also the FSD on the AVM is XXX, making that report invalid as the maximum allowed FSD is XXX, per Guideline XXX.XXX. Either a Desk or Field Review with a value of + or - XX% of the primary appraisal value is required and must be obtained and uploaded to the file.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098765	XXXXXX	XXXXXXXXXXXXX		Valuation	Value	Resolved	Resolved	XXXX	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Confidence score of XXX does not meet Fitch requirement of XXX or greater. Additional third party valuation product required.		XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098766	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	PreClose AVM returned a value of XXX which resulted in a variance of XX%. Variance exceeds max allowed of XX%. Secondary Valuation required.		XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098766	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	PreClose AVM returned a value of XXX which resulted in a variance of XX%. Variance exceeds max allowed of XX%. Secondary Valuation required.		XX/XXXXXX Post fund Desk Review supports value.	XX/XXXXXX Exception resolved.	XX/XXXXXX Exception resolved.
XXXX	4350098766	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.XXX. A copy of that required document must be obtained and uploaded to the file.		XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. State Farm Fire and Casualty Company listed as an "A++" by AM Best.	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XXXXXX Finding resolved	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XXXXXX Finding resolved
XXXX	4350098767	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title commitment in the file reXXXects lender coverage of XXX. The subject loan amount is XXX and the minimum required lender coverage is no less than the subject loan amount. An updated copy of the title commitment must be obtained and uploaded to the file.		We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks!	XX/XX/XXXX Exception resolved	XX/XX/XXXX Exception resolved
XXXX	4350098767	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.XXX. A copy of that required document must be obtained and uploaded to the file.		XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. lXXXXXXXXX, MI listed as an "A" by AM Best.	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XXXXXX Finding resolved	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XXXXXX Finding resolved
XXXX	4350098768	XXXXXX	XXXXXXXXXXXXX		Valuation	Value	Resolved	Resolved	XXXX	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Confidence score of xx does not meet Fitch requirement of XXX or greater. Additional third party valuation product required.		XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098769	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects value of XXX. The AVM reXXXects a value of XXX, which is 1XXX.XXX% less than the appraised value. The file did not include a secondary review to support the appraised value.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points. DSCR ratio of XXX exceeds the minimum requirement of XX by XX points.	XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098770	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)			XX/XX/XXXX: Finding Remains. If a secondary appraisal is required, this is up to the buyer to complete. We have made an agreement with the investor to do so. We provide the initial appraisal and if the investor deems a secondary one needed, they will order. XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Remains XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Remains XX/XX/XXXX: Finding Resolved
XXXX	4350098770	XXXXXX	XXXXXXXXXXXXX		Valuation	Value	Resolved	Resolved	XXXX	Value used by lender not supported	* Value used by lender not supported (Lvl R)	AVM in file with XX% variance which exceeds guidelines of XX% variance. Desk Review or field review required.		XX/XX/XXXX Post Fund valuation supports origination value. XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Remains XX/XX/XXXX resolved XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Remains XX/XX/XXXX resolved XX/XX/XXXX: Finding Resolved
XXXX	4350098770	XXXXXX	XXXXXXXXXXXXX		Credit	Guidelines	Active	2: Acceptable with Warnings	XXXX	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl 2)	Missing lease agreement for subject property. Per appraisal, property is occupied. Guidelines require lease agreement for all occupied properties.	XX years XXXXXXXXX mortgage reporting.	Entered in error. Disregard comment.
XXXX	4350098771	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM value of XXXX does not support appraised value of XXXX (variance is XXXX Please provide updated value		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098771	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	HOI reXXXects XXXX mortgage Servicing ISAOA ATIMA as Beneficiary. Per Guidelines, Section 4.XXX, Beneficiary should ReXXXect Lending Home and ISAOA.		Client confirmed XXXX as the Mortgagee clause is their servicer.	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098771	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl R)	The DSCR score of .XXX% was calculated using existing leased rent of 1 occupied unit (XXX) as no document is reporting current market rent of subject property. LTV of XX% requires DSCR of XXX. Guidelines require market rent analysis. Market rent analysis and/or rent range are missing.	The lender provided the market rent reXXXecting XXX00 per unit	XX/XX/XXXX Finding remains. The appraisal provided in original file on page 240 does not provide monthly market rent. Therefore, the DSCR is being calculated off the monthly leased rent: XXX / XXX .XXX1. The DSCR is less than the required 1.

XX/XX/XXXX: Remains. The guidelines property income is calculated based on Lesser of (i) lease rent, or (ii) 1XX% of market rent determined by appraiser. The file included a lease agreement pg 251 dated XX/XX/XXXX XX/XX/XXXX for XXX. The file did not include evidence of market rent to support the value used by the lender. Using the lease amount of XXX results in a DSCR of XX%.

XX/XX/XXXX: Resolved	XX/XX/XXXX Finding remains. The appraisal provided in original file on page 240 does not provide monthly market rent. Therefore, the DSCR is being calculated off the monthly leased rent: XXX / XXX .XXX1. The DSCR is less than the required 1.

XX/XX/XXXX: Remains. The guidelines property income is calculated based on Lesser of (i) lease rent, or (ii) 1XX% of market rent determined by appraiser. The file included a lease agreement pg 251 dated XX/XX/XXXX XX/XX/XXXX for XXX. The file did not include evidence of market rent to support the value used by the lender. Using the lease amount of XXX results in a DSCR of XX%.

																XX/XX/XXXX: Resolved
XXXX	4350098772	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Guidelines	* Missing Documentation (Lvl R)	Section 1.XXX on page 2 of the guidelines requires a valid lease is required on tenant occupied properties with a term of no less than XXX months. Leases for units C & D are missing from the file.	XX% LTV is below the maximum XX% LTV by XX%. XX% Representative credit score exceeds the minimum required credit score of XXX by XXX Points. XX mortgage history for XXX months.	The lender provided the required missing leases for Units C and D.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
XXXX	4350098772	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	Section 4 on page 5 of the guidelines state hazard insurer must have a minimum rating from an approved rating agency (Best's, Standard and Poor, Moody's Investor Service or Demotech). This rating is missing from the file.	XX% LTV is below the maximum XX% LTV by XX%. XX% Representative credit score exceeds the minimum required credit score of XXX by XXX Points. XXXXXXXXX mortgage history for XXX months.	XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. Safeco Insurance Company of America listed as an "A" by AM Best.	XX/XXXXXX Finding resolved	XX/XXXXXX Finding resolved
XXXX	4350098772	XXXXXX	XXXXXXXXXXXXX		Valuation	Value	Resolved	Resolved	XXXX	Value used by lender not supported	* Value used by lender not supported (Lvl R)	The guidelines, section XXX.XXX Secondary Valuation requires a secondary valuation production when the loan amount equals or exceeds loan amounts of XXX. The loan closed with a loan amount of XXX. The file included an appraisal dated XX/XX/XXXX reXXXects value of XXX. The file did not include a secondary review to support the appraised value.		XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098773	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	Section 4 on page XXX of the guidelines requires insurer to have a rating minimum from an approved rating agency (Best's, Standard and Poor, Moody's Investors Service, Demotech). Rating is missing from the file.	DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points. XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.	XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. Allstate Indemnity Company listed as an "A+" by AM Best.	XX/XXXXXX Finding resolved	XX/XXXXXX Finding resolved
XXXX	4350098773	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The Appraisal dated XX/XX/XXXX discloses a value of XXX. The AVM dated XX/XX/XXXX discloses a value of XXX which is a XX%% less than the appraised value. The file did not include a secondary review to support the appraised value.	DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points. XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.	XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098774	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The appraisal reXXXects value of XXX. The CU score is XXX. The AVM reXXXects a value of XXX,which is XX% less than the appraised value. The file did not include a secondary review to support the appraised value.	XX% LTV is below the maximum XX% LTV by XX% XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points. XXXXXXXXX mortgage history for XXX months.	XX/XX/XXXX Post Close Desk Review supports value.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
XXXX	4350098774	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects value of XXX. The AVM reXXXects a value of XXX,which is XX% less than the appraised value. The file did not include a secondary review to support the appraised value.	XXX% LTV is below the maximum XX% LTV by XX% XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points. XXXXXXXXX mortgage history for XXX months.	XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098775	XXXXXX	XXXXXXXXXXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects value of XXX. The AVM reXXXects a value of XXX,which is XX% variance. The file did not include a secondary review to support the appraised value.	XX% LTV is below the maximum XX% LTV by XX%
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points.
XXXXXXXXX mortgage history for XXX months.
														XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098963	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraised value is XXX. The AVM value is XXX which is a XX% variance from the appraisal. The file does not include an AVM to support the appraised value.		XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098776	XXXXXX	XXXXXXXXXXXXX		Valuation	Value	Resolved	Resolved	XXXX	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Confidence score of XX does not meet Fitch requirement of XXX or greater. Additional third party valuation product required.		XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098777	XXXXXX	XXXXXXXXXXXXX		Valuation	Value	Resolved	Resolved	XXXX	Value used by lender not supported	* Value used by lender not supported (Lvl R)	AVM in file with variance of XX% exceeds guidelines maximum of XX% variance. Field review or desk review required.		XX/XX/XXXX Post Fund AVM supports value.	XX/XX/XXXX: Finding Remains XX/XX/XXXX Resolved	XX/XX/XXXX: Finding Remains XX/XX/XXXX Resolved
XXXX	4350098777	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)			XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098777	XXXXXX	XXXXXXXXXXXXX		Credit	Guidelines	Active	2: Acceptable with Warnings	XXXX	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl 2)	Missing lease agreement for subject property. Per guidelines, if property is occupied, copy of lease required. Property is occupied per appraisal.	XXX months XXXXXXXXX mortgage reporting	Client provided an email from broker to lender asking for a revision stating that the property has no lease as it is a corporate/vacation rental. No response from the lender was provided. Short term rentals require documentation to evidence a XXX-month history and a yearly income statement. This also requires the LTV to be reduced by XX%. The loan is currently approved at the max XX%. No resolution was provided.	XX/XX/XXXX The appraisal shows the property as tenant occupied. 1.XXX on page XXX of the guidelines state a valid lease is required on tenant occupied properties. A lease is required to clear finding. Finding remains.	XX/XX/XXXX The appraisal shows the property as tenant occupied. 1.XXX on page XXX of the guidelines state a valid lease is required on tenant occupied properties. A lease is required to clear finding. Finding remains.
XXXX	4350098781	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects value of XXX. The AVM reXXXects a value of XXX,which is XX% less than the appraised value. The file did not include a secondary review to support the appraised value.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points. DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points.	XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098783	XXXXXX	XXXXXXXXXXXXX	Credit	Guidelines	Active	2: Acceptable with Warnings	XXXX	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl 2)	Missing signed lease agreement required per guidelines for occupied properties.	XXX months reserves verified	Client provided an IM conversation history showing that property was initially a short term rental, however, is being changed back to a full time annual rental. This IM conversation is dated XX/XX/XXXX. If property was converted to an annual lease XX/XX/XXXX a lease needs to be provided.	XX/XX/XXXX The appraisal states the property is tenant occupied. 1.XXX page XXX-XXX of the guidelines states a fully executed lease is required on tenant occupied properties. A lease is required to clear this finding. Finding remains.
XX/XX/XXXX: Finding remains. Client provided an IM conversation history showing that property was initially a short term rental, however, is being changed back to a full time annual rental. This IM conversation is dated XX/XX/XXXX. The appraisal is dated XX/XX/XXXX and states the property is tenant occupied. If property was converted to an annual lease XX/XX/XXXX a lease needs to be provided.	XX/XX/XXXX The appraisal states the property is tenant occupied. 1.XXX page XXX-XXX of the guidelines states a fully executed lease is required on tenant occupied properties. A lease is required to clear this finding. Finding remains.
																XX/XX/XXXX: Finding remains. Client provided an IM conversation history showing that property was initially a short term rental, however, is being changed back to a full time annual rental. This IM conversation is dated XX/XX/XXXX. The appraisal is dated XX/XX/XXXX and states the property is tenant occupied. If property was converted to an annual lease XX/XX/XXXX a lease needs to be provided.
XXXX	4350098784	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	he appraisal reXXXects value of XXX. The AVM reXXXects a value of XXX,which is XX% variance. The file did not include a secondary review to support the appraised value.		XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098784	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)	Guidelines require a Landlord Policy with rent loss, the insurance policy did not reXXXect rent loss coverage.	Credit Score - Credit Score XXX representative score exceeds the minimum required credit score of XXX by 55 points.	The lender provided documentation from insurance company that the subject property policy contains XXX rent loss coverage annually.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
XXXX	4350098786	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	Amount of title insurance XXX is less than mortgage loan amount XXX. Need updated Title Insurance Policy.		We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks!	XX/XX/XXXX Exception resolved	XX/XX/XXXX Exception resolved
XXXX	4350098786	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Active	2: Acceptable with Warnings	XXXX	Guidelines	* Missing Documentation (Lvl 2)	The guidelines section 4, insurance requirements, require the hazard insurance policy to include the mortgagee clause of "XXXXXXXXX and its successors and assigns (ISAOA)" The evidence of insurance (pg XXX9) reXXXects XXXX as the mortgagee.	XXXXXX0 FICO exceeds XXX40 minimum required	The lender responded: The HOI ones where they talk about the mortgagee clause, all of our rental loans will only show our servicer. I pushed this one back the last time. Our servicer (XXXX) will be handling these loans and our agreement with the servicer they are automatically set to be listed as the mortgagee clause.	XX/XX/XXXX Finding Waiver Applied; Final Grade EV 2/B	XX/XX/XXXX Finding Waiver Applied; Final Grade EV 2/B
XXXX	4350098787	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects value of XXX. The AVM reXXXects a value of XXX,which is a XX% variance. The file did not include a secondary review to support the appraised value.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points. XXXXXXXXX mortgage history for XXX months. Borrower has owned subject investment property X year.	XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098788	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The Title Commitment proposed mortgagee insurance coverage was XXX, page XXX. The Note and Mortgage amount was XXX. Provide the final Title Policy for review.		We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks!	XX/XX/XXXX Exception resolved	XX/XX/XXXX Exception resolved
XXXX	4350098788	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)			XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098788	XXXXXX	XXXXXXXXXXXXX		Valuation	Property	Resolved	Resolved	XXXX	Property Issues indicated	* Property Issues indicated (Lvl R)	The loan file included additional photos with the Form iVN55, including: 1) Page 495, a 2009 1/2 installed water heater rusted at the bottom and leaking, 2) Page XXX0, a kitchen that was not in a renovated condition, and XXX, a rusty/inoperable furnace for one of the units. Provide clarification for these photographed conditions and photos of the cured items for review.		XX/XX/XXXX Received updated appraisal with photos of completed work. Appraisal also mentioned there were no adverse sit conditons or external factors.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
XXXX	4350098788	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	The Evidence of Property Insurance Certificate, page XXXXXX, did not list Loss of Rents coverage on the property. Provide documentation of not less than XXX months loss of rents coverage from the insurer for review.		The lender provided an email transaction from the insurer which confirms the policy includes rent loss coverage.	XX/XX/XXXX: Finding Remains. The Evidence of Property Insurance provided was the same Certificate in the reviewed loan file at page XXXXXX. The Finding remains valid. XX/XX/XXXX: Remains. The Evidence of Property Insurance certificate provided was a duplicate of the document reviewed with the original loan file. This certificate did not include the Building and Rent Loss Coverage and Annual Premium amounts. XX/XX/XXXX: Resolved	XX/XX/XXXX: Finding Remains. The Evidence of Property Insurance provided was the same Certificate in the reviewed loan file at page XXXXXX. The Finding remains valid. XX/XX/XXXX: Remains. The Evidence of Property Insurance certificate provided was a duplicate of the document reviewed with the original loan file. This certificate did not include the Building and Rent Loss Coverage and Annual Premium amounts. XX/XX/XXXX: Resolved
XXXX	4350098788	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	The Hazard documents do not include the full year premium amount on either the Certificate of coverage, page XXX, or the invoice for the partial year remaining premium, page XXXXXXXXXXX. Provide a Certificate of Insurance or Declarations page verifying both coverage and the annual premium for review.	XX% LTV is below the maximum XX% LTV by 5%. XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.	The lender did not provided evidence of the insurance	XX/XX/XXXX: Remains. The Evidence of Property Insurance certificate provided was a duplicate of the document reviewed with the original loan file. This certificate did not include the Building and Rent Loss Coverage and Annual Premium amounts. XX/XX/XXXX Remains XX/XX/XXXX: Resolved.	XX/XX/XXXX: Remains. The Evidence of Property Insurance certificate provided was a duplicate of the document reviewed with the original loan file. This certificate did not include the Building and Rent Loss Coverage and Annual Premium amounts. XX/XX/XXXX Remains XX/XX/XXXX: Resolved.
XXXX	4350098788	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The subject property appraised for XXX, page XXXXXX, and the LTV/CLTV was based on that value. The Collateral Analytics AVM value was XXX, page XXX94, which exceeded the XX% tolerance allowed under guidelines Section 4.4. Missing Third Party Appraisal Product verifying the Appraisal value within XX% tolerance.		XX/XX/XXXX: Finding Remains. If a secondary appraisal is required, this is up to the buyer to complete. We have made an agreement with the investor to do so. We provide the initial appraisal and if the investor deems a secondary one needed, they will order. XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Remains XX/XX/XXXX The lender provided appraisal form iVN55 dated XX/XX/XXXX with a value of XXX The AVM in original file is dated XX/XX/XXXX and has a value of XXX. There is a XX% variance. Per section XXX.XXX on page 5-XXX of the guidelines an AVM with a confidence score greater than x requires a desktop or field review. This was not provided. FInding remains. XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Remains XX/XX/XXXX The lender provided appraisal form iVN55 dated XX/XX/XXXX with a value of XXX The AVM in original file is dated XX/XX/XXXX and has a value of XXX. There is a XX% variance. Per section XXX.XXX on page 5-XXX of the guidelines an AVM with a confidence score greater than x requires a desktop or field review. This was not provided. FInding remains. XX/XX/XXXX: Finding Resolved
XXXX	4350098788	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	The Evidence of Property Insurance Certificate, page XXXXXX, did not list Loss of Rents coverage on the property. Provide documentation of not less than XXX months loss of rents coverage from the insurer for review.
XX/XX/XXXX Remains
XX/XX/XXXX Resolved	XX/XX/XXXX2 Per GL, email confirmation is acceptable as long as HOI policy was within effective dates.	XX/XX/XXXX: Finding Remains. The Evidence of Property Insurance provided was the same Certificate in the reviewed loan file at page XXXXXX. The Finding remains valid.
XX/XX/XXXX: Remains. The Evidence of Property Insurance certificate provided was a duplicate of the document reviewed with the original loan file. This certificate did not include the Building and Rent Loss Coverage and Annual Premium amounts.
XX/XX/XXXX: Finding Remains. The Evidence of Property Insurance provided was the same Certificate in the reviewed loan file at page XXXXXX. The Finding remains valid.
XX/XX/XXXX: Remains. The Evidence of Property Insurance certificate provided was a duplicate of the document reviewed with the original loan file. This certificate did not include the Building and Rent Loss Coverage and Annual Premium amounts.

XXXX	4350098789	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Active	2: Acceptable with Warnings	XXXX	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl 2)	The guidelines require the lesser of the lease or market rent to be used to calculate the DSCR. The guidelines indicate a LTV of XX% requires a DSCR Of XXX >.	XXXXXX months XXXXXXXXX mortgage reporting	The client rebutted: DSCR is XX as provided in Trade Tape	XX/XX/XXXX: Property is a 2 family dwelling. Only 1 lease for Apartment A (p 201) was provided. Guidelines state to use the lesser of the market rent vs monthly rent. To calculate DSCR the amount from the one lease ( XXX) was used. To consider using a higher amount, the lease for the second unit is required. Finding remains.	XX/XX/XXXX: Property is a 2 family dwelling. Only 1 lease for Apartment A (p 201) was provided. Guidelines state to use the lesser of the market rent vs monthly rent. To calculate DSCR the amount from the one lease ( XXX) was used. To consider using a higher amount, the lease for the second unit is required. Finding remains.
XXXX	4350098791	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	Section 4.XXX on page XXX of the guidelines requires a rating from an approved rating agency (Best's, Standard and Poor, Moody Investor Service, Demotech) Insured rating is missing from the file.		XX/XXXXXX XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. American National Lloyd's Insurance Company listed as an "A" by AM Best.	XX/XXXXXX Finding resolved	XX/XXXXXX Finding resolved
XXXX	4350098791	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects value of XXX. The AVM reXXXects a value of XXX,which is XX% variance. The file did not include a secondary review to support the appraised value.	XXXXXXXXX mortgage history for XXXmonths. DSCR ratio of 1XXX exceeds the minimum requirement of XXX by XXX points. XXXXXX.XXX% LTV is below the maximum XX% LTV by XX%.	XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098792	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.XXX. A copy of that required document must be obtained and uploaded to the file.		XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. Travelers Personal Insurance Company listed as an "A++" by AM Best.	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XXXXXX Finding resolved	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XXXXXX Finding resolved
XXXX	4350098793	XXXXXX	XXXXXXXXXXXXX	Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	Section 4.XXX on page XXX of the guidelines requires the insurer to have a minimum rating from an approved rating agency (Best's, Standard and Poor's, Moody's, Demotech). File is missing required rating.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
XXXXXXXXX mortgage history for XXX months.
													DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points.	XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. State Farm Fire and Casualty Company listed as an "A++" by AM Best.	XX/XXXXXX Finding resolved	XX/XXXXXX Finding resolved
XXXX	4350098794	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.XXX. A copy of that required document must be obtained and uploaded to the file.		XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. Travelers Property Casualty Insurance Company listed as an "A++" by AM Best.	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XXXXXX Finding resolved	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XXXXXX Finding resolved
XXXX	4350098795	XXXXXX	XXXXXXXXXXXXX		Valuation	Doc Issue	Resolved	Resolved	XXXX	Missing XXXood cert	* Missing XXXood cert (Lvl R)	The loan file did not document XXXood Insurance requirements under Section 4.XXX of the Guidelines. The loan file was missing the FDSI XXXood Certificate to verify the XXXood Zone of the property to verify the property was not located in a FEMA XXXood area A or V. Provide the XXXood Certificate to verify the XXXood zone of the subject property for review.		XX/XX/XXXX: Finding Resolved. The Lender Provided the SFHDF - Zone X.	XX/XX/XXXX: Finding Resolved.	XX/XX/XXXX: Finding Resolved.
XXXX	4350098795	XXXXXX	XXXXXXXXXXXXX		Credit	Guidelines	Active	2: Acceptable with Warnings	XXXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Missing copy of lease agreement. Per guidelines if property is occupied, copy of lease is required. Air BNB listing in file, however appraisal shows property is occupied by tenant.	XXX0 months XXXXXXXXX mortgage reporting	The lender provided email and AirBNB listing that was in the file at initial review.	XX/XX/XXXX The lender provided a copy of an email dated XX/XX/XXXX as well as an AirBNB listing. Lease requirements on page 2 of the guidelines state a fully executed lease with a term of no less than XXX months is required on tenant occupied properties. The appraisal states the property is tenant occupied. To qualify for a month to month consideration an expired lease with month to month verbiage would be required. Finding remains.	XX/XX/XXXX The lender provided a copy of an email dated XX/XX/XXXX as well as an AirBNB listing. Lease requirements on page 2 of the guidelines state a fully executed lease with a term of no less than XXX months is required on tenant occupied properties. The appraisal states the property is tenant occupied. To qualify for a month to month consideration an expired lease with month to month verbiage would be required. Finding remains.
XXXX	4350098796	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl R)	DSCR of XXX is less than XXX required for a Rate/Term Refinance with a LTV of XX%.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points. XXXXXXXXX mortgage history for XXX months.	The guidelines indicate valid lease must have a term of no less than XXX months. If the property is vacant or an invalid lease , market rent is used for qualifying purposes. Because of the fact that this is a month to month lease, we are ok with XXXXXXXXX’s market rent approach	XX/XX/XXXX: The guidelines state to use the lesser of the monthly rent and market rent. The monthly leased rent of XXX.00 was used as it is less than the market rent of XXX. This causes the DSCR to be: XXX.00 / XXX = XXX%. Finding remains.
XX/XX/XXXX Remains

XX/XX/XXXX Remains. The guidelines dated XX/XX/XXXX requires the DSCR to be calculated using lesser of the monthly rent and market rent. The lender provided the market rent (XXXXXX) reXXXecting the actual lease amount of XXX and market rent as XXX. Using the lease amount of XXX results in a DSCR of .XXX%. The guidelines require a minimum DSCR of XXX% with a LTV of XX% and credit score over XXX. XXX.00 / XXX = XXX%.

XX/XX/XXXX: Resolved. The market rent form reXXXects the property is currently leased on a month to month lease XX/XX/XXXX - XX/XX/XXXX for XXX monthly. The market rent confirmed is XXX. The guidelines indicate valid lease must have a term of no less than XXX months. If the property is vacant or an invalid lease , market rent is used for qualifying purposes. The file included an Exhibit 1 dated XX/XX/XXXX indicating the tenant is currently renting on a month to month basis from the original owner and the owner was in a contract to sell the property to borrower. The exhibit also included the borrower is able to stay in the property through XX/XX/XXXX for XXX. The subject loan closed XX/XX/XXXX therefore, the lease had XXX months left. Market Rent of XXX used. DSCR XX%
XX/XX/XXXX: The guidelines state to use the lesser of the monthly rent and market rent. The monthly leased rent of XXX.00 was used as it is less than the market rent of XXX. This causes the DSCR to be: XXX.00 / XXX = XXX%. Finding remains.
XX/XX/XXXX Remains

XX/XX/XXXX Remains. The guidelines dated XX/XX/XXXX requires the DSCR to be calculated using lesser of the monthly rent and market rent. The lender provided the market rent (XXXXXX) reXXXecting the actual lease amount of XXX and market rent as XXX. Using the lease amount of XXX results in a DSCR of .XXX%. The guidelines require a minimum DSCR of XXX% with a LTV of XX% and credit score over XXX. XXX.00 / XXX = XXX%.

XX/XX/XXXX: Resolved. The market rent form reXXXects the property is currently leased on a month to month lease XX/XX/XXXX - XX/XX/XXXX for XXX monthly. The market rent confirmed is XXX. The guidelines indicate valid lease must have a term of no less than XXX months. If the property is vacant or an invalid lease , market rent is used for qualifying purposes. The file included an Exhibit 1 dated XX/XX/XXXX indicating the tenant is currently renting on a month to month basis from the original owner and the owner was in a contract to sell the property to borrower. The exhibit also included the borrower is able to stay in the property through XX/XX/XXXX for XXX. The subject loan closed XX/XX/XXXX therefore, the lease had XXX months left. Market Rent of XXX used. DSCR XX%

XXXX	4350098797	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Post-Close Desk Review	* Post-closing Desk Review does not support value at origination (Lvl R)
XXXX	4350098797	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)			XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098797	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The guidelines XXX.XXX Valuation requires a FNMA Form XXX4 & XXXXXX, FNMA Collateral Underwriter (CU) scores are supported for Form XXX4 only (SFR & PUD). A CU score less than or equal to 2.5 will not require a secondary valuation. The file included a UCDP with a CU score of XXX.and an AVM reXXXecting a value of XXX which does not support appraised value of XXX (variance is XXX%).		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098797	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The guidelines XXX.XXX Valuation requires a FNMA Form XXX4 & XXXXXX, FNMA Collateral Underwriter (CU) scores are supported for Form XXX4 only (SFR & PUD). A CU score less than or equal to 2.5 will not require a secondary valuation. The file included a UCDP with a CU score of XXX.and an AVM reXXXecting a value of XXX which does not support appraised value of XXX (variance is XXX%).		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098798	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.XXX. A copy of that required document must be obtained and uploaded to the file.		XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. Farm Bureau Property & Casualty Insurance Compnay listed as an "A" by AM Best.	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XXXXXX Finding resolved	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XXXXXX Finding resolved
XXXX	4350098800	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects value of XXX. The AVM reXXXects a value of XXX,which is XXX% less than the appraised value. The file did not include a secondary review to support the appraised value.		XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098800	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	Section 4.XXX on page XXX of the guidelines requires hazard insurer to have a rating from an approved agency (Bests, Standard and Poors, Moodys investors, Demotech). This rating is missing from the file.	XXXXXXXXX mortgage history for 51 months.	XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. Fire Insurance Exchange listed as an "A" by AM Best.	XX/XXXXXX Finding resolved	XX/XXXXXX Finding resolved
XXXX	4350098802	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Guidelines	* Missing Documentation (Lvl R)	Per the guidelines, section 2.4, a copy of the Operating Agreement is required. The loan closed in the name of XXXXXXXX, LLC; however, the Operating Agreement is missing.		The lender provided an LOE stating XXXorid does not require an Operating agreement. Reviewer confirmed this via XXXorida's website.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
XXXX	4350098964	XXXXXX	XXXXXXXXXXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects value of XXX. The AVM reXXXects a value of XXX, which is XX% variance. The file did not include a secondary review to support the appraised value	XX% LTV is below the maximum XX% LTV by XX%.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points.
													XXXXXXXXX mortgage history for XX months.	XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098964	XXXXXX	XXXXXXXXXXXXX	Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	Section 4.XXX on page XXX of the guidelines requires the insurer to have a minimum rating from an approved rating agency (Best's, Standard and Poor's, Moody's, Demotech). File is missing required rating.	XXX% LTV is below the maximum XX% LTV by XX%.
XXX Representative credit score exceeds the minimum required credit score of XXX4 by XXX Points.
DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points.
													XXXXXXXXX mortgage history for XXX months.	XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. American National Lloyds Insurance Co. Lloyd's of London listed as an "A" by AM Best.	XX/XXXXXX Finding resolved	XX/XXXXXX Finding resolved
XXXX	4350098803	XXXXXX	XXXXXXXXXXXXX	Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	Section 4.XXX on page XXX of the guidelines requires the insurer to have a minimum rating from an approved rating agency (Best's, Standard and Poor's, Moody's, Demotech). File is missing required rating.	XXXXXXXXX% LTV is below the maximum XX% LTV by XXX.XXXXXX%.
XXX Representative credit score exceeds the minimum required credit score of XXX40 by 1XXX Points.
DSCR ratio of 2.1XXX exceeds the minimum requirement of XXX by XXXXXX points.
													XXXXXXXXX mortgage history for 80 months.	XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. North Carolina Farm Bureau listed as an "A" by AM Best.	XX/XXXXXX Finding resolved	XX/XXXXXX Finding resolved
XXXX	4350098804	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects value of XXX. The AVM reXXXects a value of XXX,000,which is a XXX% variance. The file did not include a secondary review to support the appraised value.	XX% LTV is below the Maximum XX% LTV by XX%. XX% Representative credit score exceeds the minimum required credit score of XXX by XX Points.	XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098806	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	Guidelines section 4.XXX - Hazard & XXXood Insurance, requires the insurer to be licensed to do business in the subject property state and have a minimum acceptable rating from one of the listed rating agencies. The hazard insurance rating agency certification is not found in the file.	XXX% LTV is less than the maximum allowed XX% by xx%. XXX DSCR exceeds the minimum required ratio of XXX0 by XXX points.	XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. State Farm Fire and Casualty Company listed as an "A++" by AM Best.	XX/XXXXXX Finding resolved	XX/XXXXXX Finding resolved
XXXX	4350098807	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects value of XXX. The AVM reXXXects a value of XXX,which is XXXX% variance. The file did not include a secondary review to support the appraised value.	XXXXXXXXX mortgage history for XXX months.XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.	XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098807	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	Section 4.XXX on page 5 of the guidelines requires arating from an approved rating agency (Best's Insurance, Standard and Poor, Moody's INvestors, Demotech). No rating was provided in the file.	XXXXXXXXX mortgage history for XXX months.XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.	XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. XXXXXXXXX Grand Rapids Michigan listed as an "A" by AM Best.	XX/XXXXXX Finding resolved	XX/XXXXXX Finding resolved
XXXX	4350098808	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	The provided Hazard Insurance on page XXX1XXXreXXXect Mortgage Clause as XXXX Mortgage Servicing instead of XXXXXXXXX and its successors and assigns (ISAOA). Need updated Hazard Insurance.		Client confirmed XXXXX as the Mortgagee clause is their servicer.	XXX/XXXX: Finding Resolved	XXX/XXXX: Finding Resolved
XXXX	4350098808	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Active	2: Acceptable with Warnings	XXXX	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl 2)	As per the Loan amount and ValueNet Appraised value LTV calculation is XX%; however as per the guidelines page XXX maximum LTV for DSCR score less than 1 is XXX5.0XX%.	XX%months 0x XXX mortgage reporting	The lender rebutted: DSCR is XXX as provided in Trade Tape	XX/XX/XXXX Lease requirements per the guidelines (pXXX) state to use the lesser of the lease rent or 1XXX5 market rent determined by appraiser. The monthly leased amount per the lease on page XXX19 is XXX. XX% of the market rent is XXX. XXX / PITIA XXX = .XXX which is less than the program requirement of 1. Finding remains.	XX/XX/XXXX Lease requirements per the guidelines (pXXX) state to use the lesser of the lease rent or 1XXX5 market rent determined by appraiser. The monthly leased amount per the lease on page XXX19 is XXX. XX% of the market rent is XXX. XXX / PITIA XXX = .XXX which is less than the program requirement of 1. Finding remains.
XXXX	4350098808	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Active	2: Acceptable with Warnings	XXXX	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl 2)	As per the DSCR worksheet, ratio is 0.XXX%. Need appraisal report with higher appraised value or loan amount should be decreased.	XXX months XXXXXXXXX mortgage reporting	The lender rebutted: DSCR is XXX as provided in Trade Tape	XX/XX/XXXX Lease requirements per the guidelines (pXXX) state to use the lesser of the lease rent or 1XXX5 market rent determined by appraiser. The monthly leased amount per the lease on page XXX19 is XXX. XX% of the market rent is XXX. XXX / PITIA XXX = .XXX which is less than the program requirement of 1. Finding remains.	XX/XX/XXXX Lease requirements per the guidelines (pXXX) state to use the lesser of the lease rent or 1XXX5 market rent determined by appraiser. The monthly leased amount per the lease on page XXX19 is XXX. XX% of the market rent is XXX. XXX / PITIA XXX = .XXX which is less than the program requirement of 1. Finding remains.
XXXX	4350098809	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	Section 4.XXX on page 5 of the guidelines requires arating from an approved rating agency (Best's Insurance, Standard and Poor, MOody's INvestors, Demotech). No rating was provided in the file.		XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. State Farm Fire and Casualty Company listed as an "A++" by AM Best.	XX/XXXXXX Finding resolved	XX/XXXXXX Finding resolved
XXXX	4350098810	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects value of XXX. The AVM reXXXects a value of XXX,which is XX% less than the appraised value. The file did not include a secondary review to support the appraised value.		XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098812	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects value of XXX. The AVM reXXXects a value of XXX,which is XX% less than the appraised value. The file did not include a secondary review to support the appraised value.	XX% LTV is below the maximum XX% LTV by XX% DSCR ratio of xxx exceeds the minimum requirement of XXX0 by XXX points. XXXXXXXXX mortgage history for XXX months.	XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098813	XXXXXX	XXXXXXXXXXXXX	Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	Section 4.XXX on page XXX of the guidelines requires the insurer to have a minimum rating from an approved rating agency (Best's, Standard and Poor's, Moody's, Demotech). File is missing required rating.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points.
XXX mortgage history for XXX months.
													Borrower has owned subject investment property XXX years.	XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. MESA Underwriters Speciality Insurance Company listed as an "A" by AM Best.	XX/XXXXXX Finding resolved	XX/XXXXXX Finding resolved
XXXX	4350098813	XXXXXX	XXXXXXXXXXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects value of XXX. The AVM reXXXects a value of XXX,which is XXX% variance. The file did not include a secondary review to support the appraised value	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points.
XXX mortgage history for XXX months.
													Borrower has owned subject investment property XXX years.	XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098814	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)	Section 4.XXX on page XXX of the guidelines state hazard policy must have rent loss coverage. Hazard policy provided in file does not have rent loss coverage.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points. DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points.	The lender provided documentation the subject property has rent loss coverage of XXX.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
XXXX	4350098814	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Active	2: Acceptable with Warnings	XXXX	HOI	* Hazard Insurance (Lvl 2)	Section 4.XXX on page XXX of the guidelines requires hazard insurer to have a rating from approved rating agency (Best's, Standard and Poor's, Moody's, Demotech). Insurer rating is missing from the file.
XXXX	4350098815	XXXXXX	XXXXXXXXXXXXX		Credit	Title Policy	Resolved	Resolved	XXXX	Title Issue	* Title Issue (Lvl R)	The title commitment reXXXects a state tax lien, dated XX/XX/XXXX, in the amount of XXX. A copy of the recorded disposition/satisfaction for that lien must obtained and uploaded to the file.		XX/XX/XXXX: Finding Resolved. The lender provided the final Short Form Title Policy with a Schedule B that reXXXects no liens.	XX/XX/XXXX: Finding Resolved. The lender provided the final Short Form Title Policy with a Schedule B that reXXXects no liens.	XX/XX/XXXX: Finding Resolved. The lender provided the final Short Form Title Policy with a Schedule B that reXXXects no liens.
XXXX	4350098815	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.XXX. A copy of that required document must be obtained and uploaded to the file.		XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. Foremost Insurance Group listed as an "A" by AM Best.	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XXXXXX Finding resolved	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XXXXXX Finding resolved
XXXX	4350098815	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The AVM value is XXX, the Confidence Score is XXX and theFSD is XX where max is allowed and required for loan amounts of XXX and greater, per guideline XXX. Using the primary appraisal report value of XXX for LTV purposes.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098816	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The subject loan amount is less than XXX and a secondary valuation is not required, per Guideline XXX.XXX. A hybrid appraisal report was obtained for the subject transaction. The LTV for this transaction is based on the lesser purXXX price, as compared to the subject appraisal value. No further action is required.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098816	XXXXXX	XXXXXXXXXXXXX		Credit	Credit Worthiness	Resolved	Resolved	XXXX	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than XXX months (Lvl R)	The credit report does not include a mortgage payment history. Either a VOM or payment history for any open mortgage loans, reXXXecting payments as agreed must be obtained and uploaded to the file. Per Guideline 2.2, XXXXXXXXX will not lend to first time home buyers.		The lender replied stating a full payment history is not required.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXX	4350098816	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.XXX. A copy of that required document must be obtained and uploaded to the file.		XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. Shelter Mutual Insurance Company listed as an "A" by AM Best.	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XXXXXX Finding resolved	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XXXXXX Finding resolved
XXXX	4350098817	XXXXXX	XXXXXXXXXXXXX		Credit	Credit Worthiness	Resolved	Resolved	XXXX	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than XXX months (Lvl R)	The mortgage loan reported in the credit report was opened XX/XX/XXXX and only XXX months payment history are reported. A VOM or a payment history any prior mortgage loans, covering the prior XXX month period is required. A copy of that required documentation must be obtained and uploaded to the file.		The lender replied a full payment history is not required.	XX/XX/XXXX Finding resolved.	XX/XX/XXXX Finding resolved.
XXXX	4350098817	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.XXX. A copy of that required document must be obtained and uploaded to the file.		XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. Shelter Mutual Insurance Company listed as an "A" by AM Best.	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XXXXXX Finding resolved	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XXXXXX Finding resolved
XXXX	4350098818	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title commitment in the file reXXXects XXXlender coverage for the subject transaction. The subject loan amount is XXX and the minimum require amount of lender cover must be no less than the subject loan amount. An updated copy of the title commitment, reXXXecting the minimum required of lender coverage must be obtained and uploaded to the file.		We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks!	XX/XX/XXXX Exception resolved	XX/XX/XXXX Exception resolved
XXXX	4350098818	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.XXX. A copy of that required document must be obtained and uploaded to the file.		XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. Liberty Mutual Insurance Company listed as an "A" by AM Best.	XX/XXXXXX Finding resolved	XX/XXXXXX Finding resolved
XXXX	4350098820	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The appraisal reXXXects value of XXX. The AVM reXXXects a value of XXX,000,which is XX% less than the appraised value. The file did not include a secondary review to support the appraised value.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points. DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points.	XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098822	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.XXX. A copy of that required document must be obtained and uploaded to the file.		XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. Fremont Insurance Company listed as an "A" by AM Best.	XX/XX/XXXX: Finding Remains XX/XXXXXX Finding resolved	XX/XX/XXXX: Finding Remains XX/XXXXXX Finding resolved
XXXX	4350098822	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The AVM value is XXX, the Confidence Score is XXX and theFSD is XXX where max XXX is allowed and required for loan amounts of XXX and greater, per guideline XXX.XXX. Using the primary appraisal report value of XXX for LTV purposes.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098824	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.XXX. A copy of that required document must be obtained and uploaded to the file.		XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. XXXXXXXXX islisted as an "A" by AM Best.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
XXXX	4350098824	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The AVM value is XXX, the Confidence Score is XXX and theFSD is XXX where max XXX is allowed and required for loan amounts of XXX and greater, per guideline XXX. Using the primary appraisal report value of XXX for LTV purposes.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098825	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The guidelines, section XXX.XXX indicates when a secondary review is provided, reXXXecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reXXXects a value of XXX, the AVM reXXXects a value of XXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXX.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098825	XXXXXX	XXXXXXXXXXXXX	Credit	Guidelines	Resolved	Resolved	XXXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	Guideline XXX.1 Ownership Interest states that Lending Home will only extend loans on properties that are owned fee simple. Per title commitment on page 81, the estate or interest described or referred to in this commitment is Leasehold.	Final title uploaded to portal showing fee simple	XX/XX/XXXX The lender provided an email dated XX/XX/XXXX that was part of the file provided. The email states "the ground rent redemption will take place as part of the closing. The deed has already been prepared and will be signed by the ground rent owner once they receive their fees that are to be collected on the HUD. The final lenders policy will reXXXect fee simple". A copy of the final title policy showing the property is now fee simple needs to be reviewed in order for the finding to be resolved. Finding remains.

XX/XX/XXXX: Resolved	XX/XX/XXXX The lender provided an email dated XX/XX/XXXX that was part of the file provided. The email states "the ground rent redemption will take place as part of the closing. The deed has already been prepared and will be signed by the ground rent owner once they receive their fees that are to be collected on the HUD. The final lenders policy will reXXXect fee simple". A copy of the final title policy showing the property is now fee simple needs to be reviewed in order for the finding to be resolved. Finding remains.

																XX/XX/XXXX: Resolved
XXXX	4350098825	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	Homeowner’s insurance policy reXXXects XXXXXXXXXMortgage Servicing ISAOA ATIMA as beneficiary. Per guideline, section 4.XXX, beneficiary should reXXXect Lending Home and its successors and assigns (ISAOA). Please provide updated policy reXXXecting correct beneficiary.		Client confirmed XXXXXXXXXas the Mortgagee clause is their servicer.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXX	4350098826	XXXXXX	XXXXXXXXXXXXX		Credit	Credit Worthiness	Resolved	Resolved	XXXX	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than XXX months (Lvl R)	The file does not include a copy of a XX month mortgage payment history for the loan being refinanced. A VOM or a payment history is required for that debt. A copy of that required documentation must be obtained and uploaded to the file.		The lender responded a full payment history is not required.	XX/XX/XXXX finding resolved.	XX/XX/XXXX finding resolved.
XXXX	4350098826	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The AVM value is XXX, the Confidence Score is XX and theFSD is XXX where max XX is allowed and required for loan amounts of XXX and greater, per guideline XXX. Using the primary appraisal report value of XXX for LTV purposes.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098826	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.XXX. A copy of that required document must be obtained and uploaded to the file.		XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. Allstate Indemnity Company is listed as an "A+" by AM Best.	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XX/XXXXResolved	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XX/XXXXResolved
XXXX	4350098826	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Guideline XXX.XXX allows a hybrid appraisal where the property inspection and measurements are performed separately from the analysis of supporting data by a licensed appraiser, such as an XXXXXXXXX with rent addendum. Also a Fannie Mae SSR score is not generated for 2-4 family properties.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098826	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title commitment reXXXects lender coverage, in the amount of XXX and the minimum required lender coverage is XXX. A copy of updated title report reXXXecting a minimum of XXX, in required amount of lender coverage, for the subject transaction, must obtained and uploaded to the file.		We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks!	XX/XX/XXXX Exception resolved	XX/XX/XXXX Exception resolved
XXXX	4350098827	XXXXXX	XXXXXXXXXXXXX		Credit	Credit Worthiness	Resolved	Resolved	XXXX	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than XXX months (Lvl R)	The file does not include a copy of the mortgage payment history for the loan being refinanced. A VOM or a payment history is required for that debt. A copy of that required documentation must be obtained and uploaded to the file.		The lender responded a full payment history is not required.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXX	4350098827	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.XXX. A copy of that required document must be obtained and uploaded to the file.		XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. Citizen's Property Insurance Corp is listed as an "A" by AM Best.	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XX/XXXXResolved	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XX/XXXXResolved
XXXX	4350098827	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)	The hazard insurance declarations in the file reXXXect XXX rent loss coverage, but the minimum amount of coverage must be at least equal to xxx months PITI, which XXX, for this transaction. A copy of an updated hazard insurance declarations page reXXXecting the minimum required amount of rent loss coverage must be obtained and uploaded to the file.		XX/XX/XXXX Evidence of property insurance/rental loss provided by lender. Coverage sufficient.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
XXXX	4350098827	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	The hazard insurance declarations in the file reXXXect XXX building replacement cost coverage, but a replacement cost estimator, prepared by the insurer is not found in the file. The subject loan amount is XXX and the file does not include all required documentation supporting the indicated replacement cost coverage is sufficient and satisfies guideline requirements. Copies of either the replacement cost estimator or a declarations page reXXXecting minimum replace cost coverage, in the amount of XXX must be obtained, as applicable, and uploaded to the file.		XX/XX/XXXX Evidence of property insurance provided by lender. Coverage sufficient.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
XXXX	4350098827	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The subject loan amount is XXX and the title commitment reXXXects XXX of lender coverage for this transaction. An updated title commitment reXXXecting the minimum XXX lender coverage must be obtained and uploaded to the file.		We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks!	XX/XX/XXXX Exception resolved	XX/XX/XXXX Exception resolved
XXXX	4350098827	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The AVM value is XXX, the Confidence Score is XXX and theFSD is XXX where max XXX is allowed and required for loan amounts of XXX and greater, per guideline XXX. Using the primary appraisal report value of XXX for LTV purposes.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098828	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.XXX. A copy of that required document must be obtained and uploaded to the file.		XX/XX/XXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. XXXXXXXXX is listed as an "A" by AM Best.	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XX/XXXXRemains XX/XX/XXXX Resolved	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XX/XXXXRemains XX/XX/XXXX Resolved
XXXX	4350098829	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)	The guidelines, requires rent loss coverage in the amount of XXX months or XXX using the market rent of XXX. The file included evidence of homeowners located on page XXXreXXXecting rent loss of XXXX The rent loss coverage is short by XXX.	The lender provided evidence form the insurer confirming the insured has XXX for loss of use coverage.	XX/XX/XXXX Email with policy amount due was provided. Still missing - amount of rental loss coverage. Finding remains.
XX/XX/XXXX Remains. Received Rent Loss LOE. LOE gave Loan Information and Insurance requirements but not disclose the amount of rental loss coverage to confirm the amount of coverage meets guidelines.

XX/XX/XXXX: Resolved

XX/XX/XXXX Email with policy amount due was provided. Still missing - amount of rental loss coverage. Finding remains.
XX/XX/XXXX Remains. Received Rent Loss LOE. LOE gave Loan Information and Insurance requirements but not disclose the amount of rental loss coverage to confirm the amount of coverage meets guidelines.

XX/XX/XXXX: Resolved

XXXX	4350098829	XXXXXX	XXXXXXXXXXXXX		Credit	Credit Worthiness	Resolved	Resolved	XXXX	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than XXX months (Lvl R)	The guidelines section xxx requires housing history ratings must be obtained for the subject property and the borrower’s primary residence. The file is missing evidence of the borrower’s primary residence payment history		The lender responded a full payment history is not required.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXX	4350098829	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy reXXXects an insured amount of XXX, which is less than the loan amount of XXX.		We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks!	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXX	4350098829	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	Homeowner's insurance policy reXXXects XXXXXXXXX Mortgage Servicing ISAOA ATIMA as beneficiary. Per guideline, section 4.XXX, beneficiary should reXXXect XXXXXXXXX and its successors and assigns (ISAOA).		Client confirmed XXXXXXXXX as the Mortgagee clause is their servicer.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXX	4350098830	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The AVM value is XXX, the Confidence Score is 8XXX and theFSD is 0.XXX where max XXX is allowed and required for loan amounts of XXX and greater, per guideline XXX.XXX. Using the primary appraisal report value of XXX for LTV purposes.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098830	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.XXX. A copy of that required document must be obtained and uploaded to the file.		XX/XXXXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. United Ohio Insurance Companylisted as an "A" by AM Best.	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XX/XXXXResolved	XX/XX/XXXX The lender responded regarding mortgagee clause. The finding is for the required agency rating. finding remains. XX/XX/XXXXResolved
XXXX	4350098831	XXXXXX	XXXXXXXXXXXXX	Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	Section 4.XXX Hazard & XXXood insurance section of guidelines states the hazard insurer must have a minimum rating from approved ratings agency provided. This file provided did not have any rating agency information.	XX/XX/XXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. Lloyd's of London listed as an "A" by AM Best.	XX/XX/XXXX Remains

XX/XX/XXXX: Remains. The lender provided evidence of insurance and an insurance proposal. The evidence of insurance provided was acceptable; however, the guideline requirestThe insurer must be licensed to do business in the State in which the property is located and have rating minimums. The file did not include the rating of the insurer. The evidence of the insurance provided by the lender did not include the insurer rating.

XX/XX/XXXX Resolved	XX/XX/XXXX Remains

XX/XX/XXXX: Remains. The lender provided evidence of insurance and an insurance proposal. The evidence of insurance provided was acceptable; however, the guideline requirestThe insurer must be licensed to do business in the State in which the property is located and have rating minimums. The file did not include the rating of the insurer. The evidence of the insurance provided by the lender did not include the insurer rating.

																XX/XX/XXXX Resolved
XXXX	4350098832	XXXXXX	XXXXXXXXXXXXX	Credit	Eligibility	Resolved	Resolved	XXXX	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl R)	Per guideline, section 1.XXX, the max LTV for a cash-out refinance with a DSCR <1 is XX%, the current LTV is XX%.	1XXX months verified reserves	The lender provided a market rent which reXXXected the market rent is XXX per unit. Two units total.	XX/XX/XXXX: Remains. The guidelines property income is calculated based on Lesser of (i) lease rent, or (ii) 1XX% of market rent determined by appraiser. The appraisal reXXXects the market rent as XXXXX * XX% = XXXX. The file included a lease agreement pg XXXXXX dated XX.XX.XXX - XX/XX/XXXX for XXX. Using the market rent at XXX% results in a .XX% DSCR. It cannot be determined how the lender came up with the rent amount of XXX.

XX/XX/XXXX: Resolved	XX/XX/XXXX: Remains. The guidelines property income is calculated based on Lesser of (i) lease rent, or (ii) 1XX% of market rent determined by appraiser. The appraisal reXXXects the market rent as XXXXX * XX% = XXXX. The file included a lease agreement pg XXXXXX dated XX.XX.XXX - XX/XX/XXXX for XXX. Using the market rent at XXX% results in a .XX% DSCR. It cannot be determined how the lender came up with the rent amount of XXX.

																XX/XX/XXXX: Resolved
XXXX	4350098832	XXXXXX	XXXXXXXXXXXXX	Credit	Eligibility	Resolved	Resolved	XXXX	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl R)	Per guideline, section 1.XXX, the max LTV for a cash-out refinance with a DSCR <1 is XXX%, the current LTV is XX%.	XXX months verified reserves	The lender provided a market rent which reXXXected the market rent is XXXXXper unit. Two units total.	XX/XX/XXXX: Remains. The guidelines property income is calculated based on Lesser of (i) lease rent, or (ii) 1XX% of market rent determined by appraiser. The appraisal reXXXects the market rent as XXXXX * XX% = XXXX. The file included a lease agreement pg XXXXXX dated XX.XX.XXX - XX/XX/XXXX for XXX. Using the market rent at XXX% results in a .XX% DSCR. It cannot be determined how the lender came up with the rent amount of XXX.

XX/XX/XXXX: Resolved	XX/XX/XXXX: Remains. The guidelines property income is calculated based on Lesser of (i) lease rent, or (ii) 1XX% of market rent determined by appraiser. The appraisal reXXXects the market rent as XXXXX * XX% = XXXX. The file included a lease agreement pg XXXXXX dated XX.XX.XXX - XX/XX/XXXX for XXX. Using the market rent at XXX% results in a .XX% DSCR. It cannot be determined how the lender came up with the rent amount of XXX.

																XX/XX/XXXX: Resolved
XXXX	4350098832	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl R)	Per guideline, section 1.XXX, the max LTV for a cash-out refinance with a DSCR <1 is XX%, the current LTV is XX%.	1XXX months verified reserves	The lender provided a market rent which reXXXected the market rent is XXX per unit. Two units total.	XX/XX/XXXX: Remains. The guidelines property income is calculated based on Lesser of (i) lease rent, or (ii) 1XX% of market rent determined by appraiser. The appraisal reXXXects the market rent as XXXXX * XX% = XXXX. The file included a lease agreement pg XXXXXX dated XX.XX.XXX - XX/XX/XXXX for XXX. Using the market rent at XXX% results in a .XX% DSCR. It cannot be determined how the lender came up with the rent amount of XXX.

XX/XX/XXXX: Resolved	XX/XX/XXXX: Remains. The guidelines property income is calculated based on Lesser of (i) lease rent, or (ii) 1XX% of market rent determined by appraiser. The appraisal reXXXects the market rent as XXXXX * XX% = XXXX. The file included a lease agreement pg XXXXXX dated XX.XX.XXX - XX/XX/XXXX for XXX. Using the market rent at XXX% results in a .XX% DSCR. It cannot be determined how the lender came up with the rent amount of XXX.

																XX/XX/XXXX: Resolved
XXXX	4350098833	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	Homeowner’s insurance policy reXXXects XXXXXXXXXMortgage Servicing ISAOA ATIMA as beneficiary. Per guideline, section 4.XXX, beneficiary should reXXXect Lending Home and its successors and assigns (ISAOA). Please provide updated policy reXXXecting correct beneficiary.		Client confirmed XXXXXXXXXas the Mortgagee clause is their servicer.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXX	4350098834	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	Section 4 (Insurance requirements) section 4.XXX of the guidelines states hazard insurer must have a rating and rating requirements from the listed rating agencies. File is missing a rating from any agency listed.		XX/XX/XXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. State Auto is listed as an "A-" by AM Best.	XX/XX/XXXX Remains XX/XX/XXXX Finding remains XX/XX/XXXX Resolved	XX/XX/XXXX Remains XX/XX/XXXX Finding remains XX/XX/XXXX Resolved
XXXX	4350098834	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The guidelines, section XXX.XXX indicates when a secondary review is provided, reXXXecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reXXXects a value of XXX, the AVM reXXXects a value of XXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXX.		XX/XX/XXXX: Received Post Close AVM to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098835	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)	Appraisal dated XX/XX/XXXX provided in original file has a value of XXX. Post origination AVM dated XX/XX/XXXX has a value of XXX. There is a XX%% variance.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098835	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Post-Close Desk Review	* Post-closing Desk Review does not support value at origination (Lvl R)			XX/XX/XXXX Post fund Desk Review supports value.	XX/XX//XXXX Exception resolved.	XX/XX//XXXX Exception resolved.
XXXX	4350098835	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title reXXXects and insured amount of XXX, which is less than the loan amount of XXX.			XX/XX/XXXX Client states this is not required as final policy comes after. Finding resolved.	XX/XX/XXXX Client states this is not required as final policy comes after. Finding resolved.
XXXX	4350098835	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	Per guidelines section XXX.XXX if AVM value has >XX% variance a XXXrd valuation is required. The AVM page XXX has a value ofXXX,000 (variance XXX%) The XXXrd valuation is missing from the file.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098836	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The guidelines XXX.XXX valuation allow a hybrid appraisal where the property inspection and measurements are performed separately from the analysis of supporting data by a licensed appraiser, XXXXXXXXX with rent addendum. The file included the XXXXXXXXX review. No issue		XX/XX/XXXX: Received Post Close AVM to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098836	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The guidelines, section XXX.XXX indicates when a secondary review is provided, reXXXecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reXXXects a value of XXX, the AVM reXXXects a value of XXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXX.		XX/XX/XXXX: Received Post Close AVM to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098837	XXXXXX	XXXXXXXXXXXXX	Credit	Eligibility	Resolved	Resolved	XXXX	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl R)	Per guideline Section 1.XXX, the maximum LTV for a purXXX is XX%. The loan amount of XXXXXX purXXX price is XX% which is outside of program guidelines.	FICO score of XXX is XX points above required minimum of XXX	The lender provided a HUD to reXXXect a XXX assignment fee. The guidelines indicate the is subject to the lower of the Cost Basis or appraised value. The cost basis includes the assignment fee. The purXXX price is XXX+XXX assignment fee is XXX,000. (XXX loan amount / XXX,000=XX% LTV.	XX/XX/XXXX The AVM of XXX is a XX% variance of the appraised value XXX. Therefore the lesser value is used caused the LTV to be XX% and is outside the approved guidelines. Finding remains.

XX/XX/XXXX Resolved	XX/XX/XXXX The AVM of XXX is a XX% variance of the appraised value XXX. Therefore the lesser value is used caused the LTV to be XX% and is outside the approved guidelines. Finding remains.

																XX/XX/XXXX Resolved
XXXX	4350098837	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl R)	The LTV is outside of program guidelines. This is a purXXX transaction. The value is based upon the lower of sales price (XXX) or Appraised value (XXX IVN55/AVM XXX). Per guideline May XXX, Section 1.XXX, the maximum purXXX LTV limit is XX%. The loan amount of XXXXXX sales price = LTV OF XX% and is outside of guidelines.	FICO score of XXX is XX points above required minimum of XXX	The lender provided a HUD to reXXXect a XXX assignment fee. The guidelines indicate the is subject to the lower of the Cost Basis or appraised value. The cost basis includes the assignment fee. The purXXX price is XXX+XXX assignment fee is XXX. (XXX loan amount / XXX=XX% LTV.	XX/XX/XXXX The AVM of XXX is a XX% variance of the appraised value XXX Therefore the lesser value is used caused the LTV to be XX% and is outside the approved guidelines. Finding remains.	XX/XX/XXXX The AVM of XXX is a XX% variance of the appraised value XXX Therefore the lesser value is used caused the LTV to be XX% and is outside the approved guidelines. Finding remains.
XXXX	4350098837	XXXXXX	XXXXXXXXXXXXX	Credit	Eligibility	Resolved	Resolved	XXXX	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl R)	Per guideline 1.XXX, the maximum CLTV is XX% for a purXXX. The loan amount of XXXXXX sales price is XX% LTV/CLTV. This is outside of program guidelines.	FICO score of XXX is XX points above required minimum of XXX	The lender provided a HUD to reXXXect a XXX assignment fee. The guidelines indicate the is subject to the lower of the Cost Basis or appraised value. The cost basis includes the assignment fee. The purXXX price is XXX+XXX assignment fee is XXX. (XXX loan amount / XXX=XX% LTV.	XX/XX/XXXX The AVM of XXX is a XX% variance of the appraised value XXX. Therefore the lesser value is used caused the LTV to be XX% and is outside the approved guidelines. Finding remains.

XX/XX/XXXX: Resolved	XX/XX/XXXX The AVM of XXX is a XX% variance of the appraised value XXX. Therefore the lesser value is used caused the LTV to be XX% and is outside the approved guidelines. Finding remains.

																XX/XX/XXXX: Resolved
XXXX	4350098838	XXXXXX	XXXXXXXXXXXXX		Credit	Credit Worthiness	Resolved	Resolved	XXXX	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than XXX months (Lvl R)	Guidelines section 2.5 credit report states no more than one XXX day mortgage late within the past XXX months. Unable to verify this as no mortgage reporting on credit report and no VOM provided.		The lender replied a full payment history is not required.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXX	4350098838	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title insurance with a commitment date of XX/XX/XXXX in the original file provides XXX coverage. Loan amount per the note is XXX. Title commitment provided does not contain enough coverage.		The lender responded: We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXX	4350098838	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The guidelines, section XXX.XXX indicates when a secondary review is provided, reXXXecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reXXXects a value of XXX, the AVM reXXXects a value of XXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXX.		XX/XX/XXXX: Received Post Close AVM to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098838	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	Guidelines section 4.XXX Hazard & XXXood Insurance requires a rating from a listed rating agency. This is missing from the file.		XX/XX/XXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. XXXXXXXXX is listed as an "A" by AM Best.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
XXXX	4350098839	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy reXXXects an insured amount of XXX,000, which is less than the loan amount of XXX.		The lender responded: We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXX	4350098839	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The guidelines, section XXX.XXX indicates when a secondary review is provided, reXXXecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reXXXects a value of XXX, the AVM reXXXects a value of XXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXX.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098840	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Guidelines	* Missing Documentation (Lvl R)	Section 4.XXX of the guidelines require the hazard insurer to provide a rating from an approved rating agency. This is missing from the file.		XX/XX/XXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. XXXXXXXXX is listed as an "A+" by AM Best.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
XXXX	4350098841	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The guidelines, section XXX.XXX indicates when a secondary review is provided, reXXXecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reXXXects a value of XXX, the AVM reXXXects a value of XXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXX.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098842	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Post-Close Desk Review	* Post-closing Desk Review does not support value at origination (Lvl R)			XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098842	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The guidelines, section XXX.XXX indicates when a secondary review is provided, reXXXecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reXXXects a value of XXX, the AVM reXXXects a value of XXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXX.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098842	XXXXXX	XXXXXXXXXXXXX		Credit	Guidelines	Active	2: Acceptable with Warnings	XXXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Missing copy of lease agreement. Per guidelines, if property is tenant occupied on a refinance, lease agreement is required. Full lease agreement including monthly rent is missing from the loan file.	xx months XXXXXXXXX mortgage reporting	The lender provided a copy of tenant house rules and regulations.	XX/XX/XXXX The lender provided a copy of tenant house rules and regulations that state "are to be incorporated into the rental agreement". No rental agreement was provided stating start dates, end date, rental amount. Finding remains.	XX/XX/XXXX The lender provided a copy of tenant house rules and regulations that state "are to be incorporated into the rental agreement". No rental agreement was provided stating start dates, end date, rental amount. Finding remains.
XXXX	4350098843	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Post-Close Desk Review	* Post-closing Desk Review does not support value at origination (Lvl R)			XX/XX/XXXX Post Fund valuation supports origination value.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
XXXX	4350098843	XXXXXX	XXXXXXXXXXXXX	Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	Homeowner's insurance policy reXXXects XXXXXXXXX Mortgage Servicing ISAOA ATIMA as beneficiary. Per guideline, section 4.XXX, beneficiary should reXXXect XXXXXXXXX and its successors and assigns (ISAOA).

												Section 4.XXX also states that rent loss coverage is required. There is no evidence of rent loss coverage on the HOI policy.		Client confirmed XXXXXXXXX as the Mortgagee clause is their servicer.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXX	4350098843	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The guidelines, section XXX.XXX indicates when a secondary review is provided, reXXXecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reXXXects a value of XXX, the AVM reXXXects a value of XXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXX.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098843	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)	Post closing valuation dated XX/XX/XXXX discloses a value of XXX. Appraisal provided in original file dated XX/XX/XXXX has a value of XXX. There is a XX% variance.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098843	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy reXXXects an insured amount of XXX, which is less than the loan amount of XXX.		We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks!.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXX	4350098844	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	Value not supported. The appraisal in loan file reXXXects a value of XXX, the AVM reXXXects a value of XXX, which is greater than the XX% variance permitted. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXX.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098844	XXXXXX	XXXXXXXXXXXXX		Credit	Eligibility	Resolved	Resolved	XXXX	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl R)	Per the guidelines, section 1.XXX, the max OLTV for a purXXX with a DSCR score >1 is XX%. The guideline XXX.XXX require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at XXX which brings us to aXX% LTV. Can be resolved with an updated valuation.	XXX years XXXXXXXXX Mortgage history reporting	XX/XX/XXXX Received updated valuation which supports OA value of XXX. LTV/CLTV is XX%.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
XXXX	4350098844	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl R)	Per the guidelines, section 1.XXX, the max OLTV for a purXXX with a DSCR score >1 is XX%. The guideline XXX.XXX require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at XXX which brings us to aXX% LTV. Can be resolved with an updated valuation.	XXX years XXXXXXXXX Mortgage history reporting	XX/XX/XXXX Received updated valuation which supports OA value of XXX. LTV/CLTV is XX%.	XX/XX/XXXX. Resolved. Received updated valuation which supports OA value of XXX. LTV/CLTV is XX%.	XX/XX/XXXX. Resolved. Received updated valuation which supports OA value of XXX. LTV/CLTV is XX%.
XXXX	4350098844	XXXXXX	XXXXXXXXXXXXX		Credit	Eligibility	Resolved	Resolved	XXXX	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl R)	Per the guidelines, section 1.XXX, the max OLTV for a purXXX with a DSCR score >1 is XX%. The guideline XXX.XXX require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at XXX which brings us to aXX% LTV. Can be resolved with an updated valuation.	XXX years XXXXXXXXX Mortgage history reporting	XX/XX/XXXX Received updated valuation which supports OA value of XXX. LTV/CLTV is XX%.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
XXXX	4350098844	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Post-Close Desk Review	* Post-closing Desk Review does not support value at origination (Lvl R)			XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098845	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Guidelines	* Missing Documentation (Lvl R)	Section 4.XXX of guidelines states hazard insurer must have a rating from approved rating agency listed. Hazard insurance provided does not have this.		XX/XX/XXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. Lloyd;s of London is listed as an "A" by AM Best.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
XXXX	4350098846	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The guidelines, section XXX.XXX indicates when a secondary review is provided, reXXXecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reXXXects a value of XXX, the AVM reXXXects a value of XXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXX.		XX/XX/XXXX: Received Post Close AVM to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098846	XXXXXX	XXXXXXXXXXXXX		Credit	Guidelines	Resolved	Resolved	XXXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	Per Guidelines for refinance, if property is tenant occupied, copy of lease is required. Appraisal shows property is tenant occupied. Missing lease from the loan file.		XX/XX/XXXX: Finding Resolved. The lender provided fully executed lease	XX/XX/XXXX: Finding Resolved.	XX/XX/XXXX: Finding Resolved.
XXXX	4350098846	XXXXXX	XXXXXXXXXXXXX		Credit	Insurance	Resolved	Resolved	XXXX	HOI	* Hazard Insurance (Lvl R)	Homeowner's insurance policy reXXXects XXXXXXXXX Mortgage Servicing ISAOA ATIMA as beneficiary. Per guideline, section 4.XXX, beneficiary should reXXXect XXXXXXXXX and its successors and assigns (ISAOA).		Client confirmed XXXXXXXXX as the Mortgagee clause is their servicer.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXX	4350098965	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Post-Close Desk Review	* Post-closing Desk Review does not support value at origination (Lvl R)			XX/XX/XXXX Post Fund valuation supports origination value.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
XXXX	4350098965	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)			XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098965	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The guidelines, section XXX.XXX indicates when a secondary review is provided, reXXXecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reXXXects a value of XXX, the AVM reXXXects a value of XXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXX.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098847	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	XXXX	Rem Lease Term = 0, No Prior Lease Conv to Monthly	* Remaing Lease Term is Zero Month, No Prior Lease Converted to Mo-to-Mo (Lvl 2)	The guidelines, section 1.XXX, states that a valid lease with a term of at least XXX months or a month to month clause. The lease agreements on file are expired or have less than a month left with no month to month clause included.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points. XXX months PITI reserves verified	The lender provided an "updated lease" that expired XX/XX/XXXX. The lease explicitely states: This agreement NEVER reverts to a month to month tenancy. Note date XX/XX/XXXX.	XX/XX/XXXX: Finding remains: The lender provided an "updated lease" that expired XX/XX/XXXX. The lease explicitely states: This agreement NEVER reverts to a month to month tenancy. Note date XX/XX/XXXX.
XX/XX/XXXX: Finding remains: The lender provided an "updated lease" that expired XX/XX/XXXX. The lease explicitely states: This agreement NEVER reverts to a month to month tenancy. Note date XX/XX/XXXX.

XXXX	4350098849	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The guidelines, section XXX.XXX indicates when a secondary review is provided, reXXXecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reXXXects a value of XXX, the AVM reXXXects a value of XXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXX.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098849	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Post-Close Desk Review	* Post-closing Desk Review does not support value at origination (Lvl R)			XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098850	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Guidelines	* Missing Documentation (Lvl R)	Section 4.XXX of the guidelines requires hazard insurer to have a rating from one of the rating agencies listed. The hazard insurance provided in the file does not have a rating from an approved agency.		XX/XX/XXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. Liberty Mutual is listed as an "A" by AM Best.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
XXXX	4350098850	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	Loan amount per the note is XXX. Title commitment on page XXX of the file provided insurance amount as XXX. The amount of title insurance is less than the loan amount.		The lender responded: We do not require an updated prelim title for a loan amount change. We obtain this with the final title policy, that comes later as a trailing document. What we do is send closing instructions to the closing agent/ title company that have them provide the final title policy when completed for our loan amount. They sign this document advising that it will be provided. We do not have the final title policy back yet on this loan but as soon as we do, we send it as a trailing document to an investor and this does not come up with any other due diligence firm. Please clear. Thanks	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXX	4350098851	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Post-Close Desk Review	* Post-closing Desk Review does not support value at origination (Lvl R)			XXX//XXXX Post fund Desk Review supports value.	XXX//XXXX Exception resolved.	XXX//XXXX Exception resolved.
XXXX	4350098851	XXXXXX	XXXXXXXXXXXXX	Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The guidelines, section XXX.XXX indicates when a secondary review is provided, reXXXecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reXXXects a value of XXX, the AVM reXXXects a value of XXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXX.	XX% LTV is below the maximum XX% LTV by XX%.
XXX representative credit score exceeds the minimum required credit score of XXX by XXX points.
													DSCR ratio of 1.XXX2 exceeds minimum requirement of XXX0 by .XXX2 points.	XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098852	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	Section 4.XXX Hazard & XXXood insurance of the guidelines states the hazard insurer must have a rating from one of the rating agencies provided. Hazard insurance provided on page 242 of the file provided does not include a rating from an approved agency.	XX/XX/XXXX XXXXXXXXX provided Hazard Insurance Company Approved List with the Rating Agency and Rating requirement. XXXorida Family Insurance is listed as an "A-" by AM Best.	XX/XX/XXXX The lender provided a rebuttal stating the team looks up and verifies company and they are not required to provide rating. Section 4.XXX on page XXX-XXX of the guidelines states the insurer must be licensed to do business in the state AND have a minimum rating from the listed rating agencies. TPR needs to confirm rating. Finding remains.
XX/XX/XXXX Resolved	XX/XX/XXXX The lender provided a rebuttal stating the team looks up and verifies company and they are not required to provide rating. Section 4.XXX on page XXX-XXX of the guidelines states the insurer must be licensed to do business in the state AND have a minimum rating from the listed rating agencies. TPR needs to confirm rating. Finding remains.
																XX/XX/XXXX Resolved
XXXX	4350098852	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Missing Doc	* Missing Doc (Lvl R)	Section 4.XXX Hazard & XXXood insurance of the guidelines state the hazard insurance beneficiary needs to read "XXXXXXXXX and its successors and assigns (ISAOA). Hazard insurance provided in file on page 242 shows lien holder interest listed in the name of XXXXXXXXXMortgage Servicing ISAOA. Hazard does not list client as insured.		The lender responded: The HOI ones where they talk about the mortgagee clause, all of our rental loans will only show our servicer. I pushed this one back the last time. Our servicer XXXXX will be handling these loans and our agreement with the servicer they are automatically set to be listed as the mortgagee clause.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXX	4350098854	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Post-Close Desk Review	* Post-closing Desk Review does not support value at origination (Lvl R)			XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098854	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl R)	Per the guidelines, section 1.XXX, the max OLTV for a cash-out refinance with a DSCR score >1 is XX%. The guideline XXX.XXX require that the lesser of the AVM and appraisal be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore the AVM value was used at XXX which brings results in a XX% LTV. Can be resolved with an updated valuation.	XX/XX/XXXXmonths reserves verified	XX/XX/XXXX Post Fund appraisal supports value and LTV of XX%.	0XX/XX/XXXX. Resolved. Post Fund appraisal supports value and LTV of XX%.	0XX/XX/XXXX. Resolved. Post Fund appraisal supports value and LTV of XX%.
XXXX	4350098854	XXXXXX	XXXXXXXXXXXXX		Credit	Eligibility	Resolved	Resolved	XXXX	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl R)	Per the guidelines, section 1.XXX, the max OLTV for a cash-out refinance with a DSCR score >1 is XX%. The guideline XXX.XXX require that the lesser of the AVM and appraisal be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore the AVM value was used at XXX which brings results in a XX% LTV. Can be resolved with an updated valuation.	XX/XX/XXXXmonths reserves verified	XX/XX/XXXX Post Fund appraisal supports value and LTV of XX%.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
XXXX	4350098854	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	Per the guidelines, section 1.XXX, the max OLTV for a cash-out refinance with a DSCR score >1 is XX%. The guideline XXX.XXX require that the lesser of the AVM and appraisal be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore the AVM value was used at XXX which brings results in a XX% LTV. Can be resolved with an updated valuation.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098854	XXXXXX	XXXXXXXXXXXXX		Credit	Eligibility	Resolved	Resolved	XXXX	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl R)	Per the guidelines, section 1.XXX, the max OLTV for a cash-out refinance with a DSCR score >1 is XX%. The guideline XXX.XXX require that the lesser of the AVM and appraisal be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore the AVM value was used at XXX which brings results in a XX% LTV. Can be resolved with an updated valuation.	XX/XX/XXXXmonths reserves verified	XX/XX/XXXX Post Fund appraisal supports value and LTV of XX%.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
XXXX	4350098859	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl R)	Per the guidelines, section 1.XXX, the max OLTV for a cash-out refinance with a DSCR score >1 is XX%. The guideline XXX.XXX require that the lesser of the AVM and appraisal be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore the AVM value was used at XXX which brings results in a XX% LTV. Can be resolved with an updated valuation.	XXX months XXXXXXXXX mortgage reporting
XXX XXX Representative score exceeds the minimum required credit score of XXX by XXX points.
													DSCR ratio of XXX exceeds the minimum requirement of XXX by .XXX points		XX/XX/XXXX: Finding Remains. Final Grade EV 2/B	XX/XX/XXXX: Finding Remains. Final Grade EV 2/B
XXXX	4350098859	XXXXXX	XXXXXXXXXXXXX	Credit	Eligibility	Active	2: Acceptable with Warnings	XXXX	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl 2)	Per the guidelines, section 1.XXX, the max OLTV for a cash-out refinance with a DSCR score >1 is XX%. The guideline XXX.XXX require that the lesser of the AVM and appraisal be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore the AVM value was used at XXX which brings results in a XX% LTV. Can be resolved with an updated valuation.	XXX months XXXXXXXXX mortgage reporting
XXX XXX Representative score exceeds the minimum required credit score of XXX by XXX points.
													DSCR ratio of XXX exceeds the minimum requirement of XXX by .XXX points		XX/XX/XXXX: Finding Remains. Final Grade EV 2/B	XX/XX/XXXX: Finding Remains. Final Grade EV 2/B
XXXX	4350098859	XXXXXX	XXXXXXXXXXXXX	Credit	Eligibility	Active	2: Acceptable with Warnings	XXXX	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl 2)	Per the guidelines, section 1.XXX, the max OLTV for a cash-out refinance with a DSCR score >1 is XX%. The guideline XXX.XXX require that the lesser of the AVM and appraisal be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore the AVM value was used at XXX which brings results in a XX% LTV. Can be resolved with an updated valuation.	XXX months XXXXXXXXX mortgage reporting
XXX XXX Representative score exceeds the minimum required credit score of XXX by XXX points.
													DSCR ratio of XXX exceeds the minimum requirement of XXX by .XXX points		XX/XX/XXXX: Finding Remains. Final Grade EV 2/B	XX/XX/XXXX: Finding Remains. Final Grade EV 2/B
XXXX	4350098860	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Post-Close Desk Review	* Post-closing Desk Review does not support value at origination (Lvl R)			XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098860	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The guidelines, section XXX.XXX indicates when a secondary review is provided, reXXXecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reXXXects a value of XXX, the AVM reXXXects a value of XXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXX.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098863	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Post-Close Desk Review	* Post-closing Desk Review does not support value at origination (Lvl R)			XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098863	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl R)	Per the guidelines, section 1.XXX, the max LTV for a rate & term refinance with a DSCR score >1 is XX%. The guideline XXX.XXX require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at XXX which brings us to a XX% LTV. Can be resolved with an updated pre close valuation.	XXX FICO exceeds XXX minimum required. XXXXXXXXX for XX+ moths of mortgage history	XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Resolved. Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Resolved. Received XXXX Desk Review to support appraisal value within XX%
XXXX	4350098863	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The guidelines, section XXX.XXX indicates when a secondary review is provided, reXXXecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reXXXects a value of XXX, the AVM reXXXects a value of XXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXX.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098863	XXXXXX	XXXXXXXXXXXXX		Credit	Eligibility	Resolved	Resolved	XXXX	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl R)	Per the guidelines, section 1.XXX, the max CLTV for a rate & term refinance with a DSCR score >1 is XX%. The guideline XXX.XXX require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at XXX which brings us to a XX% LTV. Can be resolved with an updated pre close valuation.	XXX FICO exceeds XXX minimum required. XXXXXXXXX for XX+ moths of mortgage history	XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Resolved. Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Resolved. Received XXXX Desk Review to support appraisal value within XX%
XXXX	4350098863	XXXXXX	XXXXXXXXXXXXX		Credit	Eligibility	Resolved	Resolved	XXXX	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl R)	Per the guidelines, section 1.XXX, the max CLTV for a rate & term refinance with a DSCR score >1 is XX%. The guideline XXX.XXX require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at XXX which brings us to a XX% LTV. Can be resolved with an updated pre close valuation.	XXX FICO exceeds XXX minimum required. XXXXXXXXX for XX+ moths of mortgage history	XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Resolved. Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Resolved. Received XXXX Desk Review to support appraisal value within XX%
XXXX	4350098864	XXXXXX	XXXXXXXXXXXXX		Credit	Eligibility	Resolved	Resolved	XXXX	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl R)	Per the guidelines, section 1.XXX, the max CLTV for a cash-out refinance with a DSCR score >1 is XX%. The guideline XXX.XXX require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at XXX which brings us to a XX% LTV. Can be resolved with an updated valuation.	XXX months XXXXXXXXX mortgage reporting	XX/XX/XXXXPost Fund appraisal supports value and max LTV of XX%.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
XXXX	4350098864	XXXXXX	XXXXXXXXXXXXX		Credit	Eligibility	Resolved	Resolved	XXXX	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl R)	Per the guidelines, section 1.XXX, the max OLTV for a cash-out refinance with a DSCR score >1 is XX%. The guideline XXX.XXX require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at XXX which brings us to a XX% LTV. Can be resolved with an updated valuation.	XXX months XXXXXXXXX mortgage reporting	XX/XX/XXXXPost Fund appraisal supports value and max LTV of XX%.	XX/XX/XXXXResolved	XX/XX/XXXXResolved
XXXX	4350098864	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl R)	Per the guidelines, section 1.XXX, the max LTV for a cash-out refinance with a DSCR score >1 is XX%. The guideline XXX.XXX require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at XXX which brings us to a XX% LTV. Can be resolved with an updated valuation.	XXX months XXXXXXXXX mortgage reporting	[XXXX, TPR, XX/XXXXXX 1:XXXXXX:1XXX PM] XX/XX/XXXXPost Fund appraisal supports value and max LTV of XX%.	XX/XX/XXXX: Resolved. Post Fund appraisal supports value and max LTV of XX%.	XX/XX/XXXX: Resolved. Post Fund appraisal supports value and max LTV of XX%.
XXXX	4350098864	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	The guidelines, section XXX.XXX indicates when a secondary review is provided, reXXXecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reXXXects a value of XXX, the AVM reXXXects a value of XXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXX.		XX/XX/XXXX: Received XXXX Desk Review to support appraisal value within XX%	XX/XX/XXXX: Finding Resolved	XX/XX/XXXX: Finding Resolved
XXXX	4350098865	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Final XXXXXX is Missing	* Final XXXXXX is Missing (Lvl R)	The loan file is missing the final signed loan application including employment and income information. The loan file contains an application e-signed XX/XX/XXXX (p.XXX40); however, it does not list employment or income.			XX/XX/XXXX: Resolved. Received the signed final XXXXXX that includes employment and income	XX/XX/XXXX: Resolved. Received the signed final XXXXXX that includes employment and income
XXXX	4350098866	XXXXXX	XXXXXXXXXXXXX		Credit	Underwriting	Active	2: Acceptable with Warnings	XXXX	Payment Shock exceeds guidelines	* Payment Shock exceeds guidelines (Lvl 2)	Max payment shock XXX%, subject XXX1%, exception request from origination in file, page XXX, on XX/XX/XXXX "FTHB Pay Shock Exceeding Guidelines, compensating factors: Reserves, borrower receives RSU income not considered in qualifying." Borrower has XXX months in reserves vs XXX months required.	Required reserves XXX months, actual reserves 18+ months Residual Income XXX monthly vs noen required per guidelines DTI is XX% vs max for program of XX% First Time Home Buyers Program
XXXX	4350098867	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy reXXXects an insured amount of XXX which is less than the loan amount of XXX.		XX/XX/XXXX: Finding Resolved. The lender provided evidence of title.	XX/XX/XXXX: Finding Resolved. The lender provided evidence of title.	XX/XX/XXXX: Finding Resolved. The lender provided evidence of title.
XXXX	4350098868	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title commitment in the file has proposed insurance at XXX, but needs to be XXX. The final policy is not in the file currently.			XX/XX/XXXX: Resolved. Received title policy for XXXX	XX/XX/XXXX: Resolved. Received title policy for XXXX
XXXX	4350098868	XXXXXX	XXXXXXXXXXXXX		Credit	Underwriting	Active	2: Acceptable with Warnings	XXXX	Payment Shock exceeds guidelines	* Payment Shock exceeds guidelines (Lvl 2)	The payment shock is over guides of XX%, as this is due to currently no housing expense. An approved Loan Exception is in the file, page XXX9, XX/XX/XXXX. FTHB Pay shock exceeds guidelines. Compensating factor is : reserves. XXX months were required and XX months verified.	XX months Reserves exceeds the minimum XXX months required by XX months.		XX/XX/XXXX: Received approved exception dated XX/XX/XXXX to allow payment shock >XX% due to no rental history for FTHB. Compensating factor noted is XXX months reserves above required after close. The exception approval is in the conditions folder dated XX/XX/XXXX XXXXXXXXX.	XX/XX/XXXX: Received approved exception dated XX/XX/XXXX to allow payment shock >XX% due to no rental history for FTHB. Compensating factor noted is XXX months reserves above required after close. The exception approval is in the conditions folder dated XX/XX/XXXX XXXXXXXXX.
XXXX	4350098869	XXXXXX	XXXXXXXXXXXXX		Credit	Eligibility	Active	2: Acceptable with Warnings	XXXX	Qual Credit Score does not meet elig. requirements	* Qualifying Credit Score does not meet eligibility requirement(s) (Lvl 2)	XXX Point Credit Score Exception. Minimum required credit score of a primary purXXX transaction with the LTV of XX% is XXX, the borrower's median credit score is XXX. Lender approved the exception on XX/XX/XXXX.	Low DTI Ratio High Asset Reserves High Residual Income
XXXX	4350098869	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Active	2: Acceptable with Warnings	XXXX	Missing Doc	* Missing Doc (Lvl 2)	The purXXX agreement provide is missing the seller's signature and initials.	XX months reserves exceeds XXX months required. DTI XX% below required maximum XX%	XX/XX/XXXX Lender provided an exception request for Seller's signed purXXX agreement. The seller's CD is executed and in the loan file. Downgrade to non-material 2/B.	XX/XX/XXXX Downgraded non-material 2/B.	XX/XX/XXXX Downgraded non-material 2/B.
XXXX	4350098870	XXXXXX	XXXXXXXXXXXXX		Valuation	Value	Resolved	Resolved	XXXX	Quality of Appraisal Report Unacceptable	* Quality of Appraisal Report Unacceptable (Lvl R)	Value of the subject property is not supported by the comparables provided. The subject property is 2XXX52 sq ft, 4 bedroom, 2.1 bathroom traditional style home located on a XXXX sq ft lot in suburban XXXXXXXXX. The 4 comparables provided are located XXX miles to XXXXXX miles, which is far for a suburban property. 2 of the comparables are over XXX sq ft larger than the subject and the other 2 comparables are over XXX sq ft smaller than the subject property. No comparable similar in size to the subject property. Also, all 4 comparables are on larger lots starting at XXX sq ft up to XXX acres. Value is not supported.		XX/XX/XXXX Received XXXX Desk Review which supports value with XX% variance.	XX/XX/XXXX Resolved	XX/XX/XXXX Resolved
XXXX	4350098870	XXXXXX	XXXXXXXXXXXXX		Credit	Assets Insufficient	Active	2: Acceptable with Warnings	XXXX	Cash reserves less than required by guidelines	* Cash reserves less than required by guidelines (Lvl 2)	The Expanded Credit guidelines dated XX/XX/XXXX reXXXects the requirement for XXX months reserves or XXX. The borrower verified only XXX and is short XXX. The file contains an Exception to allow the cash out to be used for reserves.
XXXX	4350098871	XXXXXX	XXXXXXXXXXXXX		Compliance	Compliance	Resolved	Resolved	XXXX	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	The initial CD is missing from the loan file. The only CD provided was issued XXX/4/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.		XX/XXX/XXXX Received the initial CD dated XX/XX/XXXX along with the DocuSign Certificate.	XX/XX/XXXX Cleared. Received the initial CD dated XX/XX/XXXX along with the DocuSign Certificate. The initial CD was sent and received XX/XX/XXXX which was within X business days prior to the consummation date. E-consent is in original documents. This is sufficient to clear the finding.	XX/XX/XXXX Cleared. Received the initial CD dated XX/XX/XXXX along with the DocuSign Certificate. The initial CD was sent and received XX/XX/XXXX which was within X business days prior to the consummation date. E-consent is in original documents. This is sufficient to clear the finding.
XXXX	4350098871	XXXXXX	XXXXXXXXXXXXX		Credit	Eligibility	Active	2: Acceptable with Warnings	XXXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl 2)	Expanded Credit guidelines reXXXect the max DTI is XX%. for the subject loan transaction. The file has an approved exception P. 2XXXXXXfor DTI exceeds XX% with comp factors noted as, 9 additional months reserves, LTV XX% below product max and XX months on time housing pay history.
XXXX	4350098872	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	The guidelines, section XXX.XXX, states that all loans required a signed Business Purpose Disclosure. There a no Business Purpose Disclosure found in the loan file.		The lender provided signed business purpose affidavit.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
XXXX	4350098873	XXXXXX	XXXXXXXXXXXXX	Compliance	Compliance	Resolved	Resolved	XXXX	TRID- SPL late	* TRID- SPL late (Lvl R)	The Service Provider List issued on XX/XX/XXXX was not disclosed within XXX days of the application date, XX/XX/XXXX. As a result, fees that the borrower could shop for were tested under XX% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within XX business days of application.	XX/XX/XXXX response received the initial application date of XX/XX/XXXX.	XX/XX/XXXX: Condition remains. Received XXXXXX dated XX/XX/XXXX however previously received XXXXXX is dated XX/XX/XXXX. The defect can be resolved by providing evidence that shows the disclosure was provided within XXX business days of application (XX/XX/XXXX).

XX/XX/XXXXCleared. Response received along with disclosure tracking showing that the initial application date is XX/XX/XXXX, and the initial LE was sent out XX/XX/XXX, which is within XXX days of the application. The initial application received for XX/XX/XXXX is not for the same borrowers showing XXXXXXXXX and the initial application for XX/XX/XXXX matches the same borrowers in file for XXXXXXXXXX	XX/XX/XXXX: Condition remains. Received XXXXXX dated XX/XX/XXXX however previously received XXXXXX is dated XX/XX/XXXX. The defect can be resolved by providing evidence that shows the disclosure was provided within XXX business days of application (XX/XX/XXXX).

																XX/XX/XXXXCleared. Response received along with disclosure tracking showing that the initial application date is XX/XX/XXXX, and the initial LE was sent out XX/XX/XXX, which is within XXX days of the application. The initial application received for XX/XX/XXXX is not for the same borrowers showing XXXXXXXXX and the initial application for XX/XX/XXXX matches the same borrowers in file for XXXXXXXXXX
XXXX	4350098873	XXXXXX	XXXXXXXXXXXXX	Compliance	Compliance	Resolved	Resolved	XXXX	TRID- Initial LE timing fail	* TRID- Initial LE timing fail (Lvl R)	The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within XXX days of the application date, XX/XX/XXXX. If a Loan Estimate was given within XXX days of the application, the defect can be resolved by providing such disclosure.	XX/XX/XXXX Lender response received for the initial application date of XX/XX/XXXX.	XX/XX/XXXX: Condition remains. Received XXX dated XX/XX/XXXX however previously received XXX is dated XX/XX/XXXX. If a Loan Estimate was given within XXX days of the XX/XX/XXXX application, the defect can be resolved by providing the disclosure.

XX/XX/XXX Remains. Regardless of whether or not the borrower signs the initial XXXXXX, the initial LE must be provided within XXX days of application. The application is the receipt of the XXX required pieces (borrowers' name(s), income, social security, address, value, and loan amount. The initial XXX signed XX/XX/XXXX contains the XXX required pieces of information. The Initial LE issued on XX/XX/XXXX was not disclosed within XXX days of the application date, XX/XX/XXXX. If a Loan Estimate was given within XXX days of the application, the defect can be resolved by providing such disclosure.
XX/XX/XXXX Cleared. Response received along with disclosure tracking showing that the initial application date is XX/XX/XXXX, and the initial LE was sent out XX/XX/XXXX, which is within XXX days of the application. The initial application received for 9/XX/XX/XXXX is not for the same borrowers showing XXXXXXXXX and the initial application for XX/XX/XXXX matches the same borrowers in file forXXXXXXXXX.	XX/XX/XXXX: Condition remains. Received XXX dated XX/XX/XXXX however previously received XXX is dated XX/XX/XXXX. If a Loan Estimate was given within XXX days of the XX/XX/XXXX application, the defect can be resolved by providing the disclosure.

XX/XX/XXX Remains. Regardless of whether or not the borrower signs the initial XXXXXX, the initial LE must be provided within XXX days of application. The application is the receipt of the XXX required pieces (borrowers' name(s), income, social security, address, value, and loan amount. The initial XXX signed XX/XX/XXXX contains the XXX required pieces of information. The Initial LE issued on XX/XX/XXXX was not disclosed within XXX days of the application date, XX/XX/XXXX. If a Loan Estimate was given within XXX days of the application, the defect can be resolved by providing such disclosure.
																XX/XX/XXXX Cleared. Response received along with disclosure tracking showing that the initial application date is XX/XX/XXXX, and the initial LE was sent out XX/XX/XXXX, which is within XXX days of the application. The initial application received for 9/XX/XX/XXXX is not for the same borrowers showing XXXXXXXXX and the initial application for XX/XX/XXXX matches the same borrowers in file forXXXXXXXXX.
XXXX	4350098873	XXXXXX	XXXXXXXXXXXXX	Compliance	Disclosures	Resolved	Resolved	XXXX	Disclosures	* Homeownership Counseling List (Lvl R)	The Homeownership Counseling Disclosure (HOC) dated XX/XX/XXXX was not disclosed within XXX days of the application date, XX/XX/XXXX. The defect can be resolved by providing evidence that shows the disclosure was provided within XXX-business days of application.	XX/XX/XXXX response received the initial application date of XX/XX/XXXX.	XX/XX/XXXX: Condition remains. Received XXXXXX dated XX/XX/XXXX however previously received XXXXXX is dated XX/XX/XXXX. The defect can be resolved by providing evidence that shows the disclosure was provided within XXX-business days of application (XX/XX/XXXX).

XX/XX/XXXXCleared. Response received along with disclosure tracking showing that the initial application date is XX/XX/XXXX, and the initial LE was sent out XX/XX/XXXX, which is within XXX days of the application. The initial application received for XX/XX/XXXX is not for the same borrowers showing XXXXXXXXX and the initial application for XX/XX/XXXX matches the same borrowers in file forXXXXXXXXX.	XX/XX/XXXX: Condition remains. Received XXXXXX dated XX/XX/XXXX however previously received XXXXXX is dated XX/XX/XXXX. The defect can be resolved by providing evidence that shows the disclosure was provided within XXX-business days of application (XX/XX/XXXX).

																XX/XX/XXXXCleared. Response received along with disclosure tracking showing that the initial application date is XX/XX/XXXX, and the initial LE was sent out XX/XX/XXXX, which is within XXX days of the application. The initial application received for XX/XX/XXXX is not for the same borrowers showing XXXXXXXXX and the initial application for XX/XX/XXXX matches the same borrowers in file forXXXXXXXXX.
XXXX	4350098873	XXXXXX	XXXXXXXXXXXXX	Compliance	Compliance	Resolved	Resolved	XXXX	TRID - XX% tolerance violation	* TRID - XX% tolerance violation (Lvl R)	The loan failed the charges that in total cannot increase more than XX% test (XXX CFR §XXX2XXX.19(e)(XXX)(ii)). The increase to the following fee was not accepted because a valid reason was not provided: Recording Fee (XX/XX/XXXX). A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).	XX/XX/XXXX Received LOE and updated PCCD dated XX/XX/XXXX.	XX/XX/XXXX: Remains. Received XX/XX/XXXX CD, COC, LOX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

0XXX/XXX/XXXX Remains. Received the fedex mailing label and copy of refund check. However still missing the PCCD and LOE to consumer(s). The loan failed the charges that in total cannot increase more than XX% test (XXX CFR §XXX2XXX.19(e)(XXX)(ii)). The increase to the following fee was not accepted because a valid reason was not provided: Recording Fee (XX/XX/XXXX). A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXX Remains. Although a copy of the refund check and the proof of delivery were provided, the letter of explanation and the corrected PCCD were missing. These are needed to cure the violation.

XX/XX/XXXX Cleared. Received LOE and updated PCCD dated XX/XX/XXXX. The copy of the refund check for XXX and the mailing label were received XX/XX/XXXX. This is sufficient to clear the finding.	XX/XX/XXXX: Remains. Received XX/XX/XXXX CD, COC, LOX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

0XXX/XXX/XXXX Remains. Received the fedex mailing label and copy of refund check. However still missing the PCCD and LOE to consumer(s). The loan failed the charges that in total cannot increase more than XX% test (XXX CFR §XXX2XXX.19(e)(XXX)(ii)). The increase to the following fee was not accepted because a valid reason was not provided: Recording Fee (XX/XX/XXXX). A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXX Remains. Although a copy of the refund check and the proof of delivery were provided, the letter of explanation and the corrected PCCD were missing. These are needed to cure the violation.

																XX/XX/XXXX Cleared. Received LOE and updated PCCD dated XX/XX/XXXX. The copy of the refund check for XXX and the mailing label were received XX/XX/XXXX. This is sufficient to clear the finding.
XXXX	4350098873	XXXXXX	XXXXXXXXXXXXX	Compliance	Compliance	Resolved	Resolved	XXXX	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XXX CFR §XXX2XXX.19(e)(XXX)(i)) The increase to the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	XX/XX/XXXX Received LOE and updated PCCD dated XX/XX/XXXX.	XX/XX/XXXX: Remains. Received XX/XX/XXXX CD, COC, LOX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Remains. Received the fedex mailing label and copy of refund check, however still needing corrected PCCD and LOE to consumer(s). Finding remains. This loan failed the charges that cannot increase test. (XXX CFR §XXX2XXX.19(e)(XXX)(i)) The increase to the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Remains. Although a copy of the refund check and the proof of delivery were provided, the letter of explanation and the corrected PCCD were missing. These are needed to cure the violation.

XX/XX/XXXX Cleared. Received LOE and updated PCCD dated XX/XX/XXXX. The copy of the refund check for XXX and the mailing label were received XX/XX/XXXX. This is sufficient to clear the finding.	XX/XX/XXXX: Remains. Received XX/XX/XXXX CD, COC, LOX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Remains. Received the fedex mailing label and copy of refund check, however still needing corrected PCCD and LOE to consumer(s). Finding remains. This loan failed the charges that cannot increase test. (XXX CFR §XXX2XXX.19(e)(XXX)(i)) The increase to the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Remains. Although a copy of the refund check and the proof of delivery were provided, the letter of explanation and the corrected PCCD were missing. These are needed to cure the violation.

																XX/XX/XXXX Cleared. Received LOE and updated PCCD dated XX/XX/XXXX. The copy of the refund check for XXX and the mailing label were received XX/XX/XXXX. This is sufficient to clear the finding.
XXXX	4350098873	XXXXXX	XXXXXXXXXXXXX	Compliance	Compliance	Resolved	Resolved	XXXX	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the lender credits that cannot decrease test. ( XXX CFR §XXX2XXX.19(e)(XXX)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).	XX/XX/XXXX Received XX/XX/XXXX PCCD, shipping label and LOX	0XXX/XXX/XXXX Remains. Response received the initial application date of XX/XX/XXXX. However the finding remains. This loan failed the lender credits that cannot decrease test. ( XXX CFR §XXX2XXX.19(e)(XXX)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Remains. The documentation provided is not sufficient to cure the violation. The check and proof of delivery provided were to cure the Zero and XX% tolerance violation. Nothing has been provided to cure the lender credits that cannot decrease defect. The lender credits decreased from XXX to XXX on CD XX/XX/XXXX. A valid reason for the decrease has not been provided. The defect can be cured by reimbursing the consumer or by providing a valid reason for the decrease. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Remains. The documentation provided is not sufficient to cure the violation. The XX/XX/XXXX PCCD does not have the full tolerance cure listed in Section J on Page 2, it only has the remaining tolerance cure that is owed (XX/XX/XXXX). The PCCD should have the full cure provided showing the total reimbursed to the borrower. In addition, we did not receive a copy of the reimbursement check for XX/XX/XXXX. The defect can be cured by reimbursing the consumer or by providing a valid reason for the decrease. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD (showing total reimbursement), copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Remains. The documentation provided is not sufficient to cure the violation. Although the PCCD with the correct amount in reimbursements was sent, the violation cannot be cleared because the LOE, copy of refund XXX and proof of delivery was not provided. The defect can be resolved by providing the LOE for the XX/XX/XXXXPCCD along with the copy of the refund for XXX and proof that all was delivered to the consumer (mailing label).

XX/XX/XXXXCleared. Received XX/XX/XXXXPCCD, shipping label, refund check and LOE	0XXX/XXX/XXXX Remains. Response received the initial application date of XX/XX/XXXX. However the finding remains. This loan failed the lender credits that cannot decrease test. ( XXX CFR §XXX2XXX.19(e)(XXX)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Remains. The documentation provided is not sufficient to cure the violation. The check and proof of delivery provided were to cure the Zero and XX% tolerance violation. Nothing has been provided to cure the lender credits that cannot decrease defect. The lender credits decreased from XXX to XXX on CD XX/XX/XXXX. A valid reason for the decrease has not been provided. The defect can be cured by reimbursing the consumer or by providing a valid reason for the decrease. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Remains. The documentation provided is not sufficient to cure the violation. The XX/XX/XXXX PCCD does not have the full tolerance cure listed in Section J on Page 2, it only has the remaining tolerance cure that is owed (XX/XX/XXXX). The PCCD should have the full cure provided showing the total reimbursed to the borrower. In addition, we did not receive a copy of the reimbursement check for XX/XX/XXXX. The defect can be cured by reimbursing the consumer or by providing a valid reason for the decrease. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD (showing total reimbursement), copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Remains. The documentation provided is not sufficient to cure the violation. Although the PCCD with the correct amount in reimbursements was sent, the violation cannot be cleared because the LOE, copy of refund XXX and proof of delivery was not provided. The defect can be resolved by providing the LOE for the XX/XX/XXXXPCCD along with the copy of the refund for XXX and proof that all was delivered to the consumer (mailing label).

																XX/XX/XXXXCleared. Received XX/XX/XXXXPCCD, shipping label, refund check and LOE
XXXX	4350098873	XXXXXX	XXXXXXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	XXXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	MIssing the Desktop Analysis - Desktop order form in file pg XXX1, but actual Desktop Review is missing			XX/XX/XXXX: Remains. Seller provided full appraisal but not the secondary review XX/XX/XXXX: Resolved. Received FNMA UCDP dated XX/XX/XXXX with CU score of XXX.	XX/XX/XXXX: Remains. Seller provided full appraisal but not the secondary review XX/XX/XXXX: Resolved. Received FNMA UCDP dated XX/XX/XXXX with CU score of XXX.
XXXX	4350098873	XXXXXX	XXXXXXXXXXXXX		Compliance	Compliance	Active	2: Acceptable with Warnings	XXXX	Missing TRID Reimbursement Documentation (for requ	* Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) (Lvl 2)	This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX and the PCCD issued on XX/XX/XXXXwere provided more than XXX calendar days after the consummation date, XX/XX/XXXX. Per § XXX2XXX.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reXXXects the reimbursement no later than XXX calendar days after consummation. No rebuttal response required. Cure accepted XXX0 days from discovery.
XXXX	4350098874	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	Missing evidence of sale of departing residence @ XXXXXXXXX per XXXXXXnet proceeds to borrower XXX.			XX/XX/XXXX: Resolved. Received settlement statement for sale of XXXXXXXXXwith net proceeds of XXX	XX/XX/XXXX: Resolved. Received settlement statement for sale of XXXXXXXXXwith net proceeds of XXX
XXXX	4350098874	XXXXXX	XXXXXXXXXXXXX		Credit	Eligibility	Resolved	Resolved	XXXX	Front Ratio does not meet eligibility requirements	* Housing (Front) Ratio does not meet eligibility requirement(s) (Lvl R)	XXXXXX&XXXXXX reXXXects an Income of XXX Originator income is not supported. Income calculated worksheet was not provided. Unable to determine originator calculated income. CPA letter in file does not address percentage of expense ratio. Auditor recalculated XXX months statement omitting the disallowed deposits, using XX% business expense ratio, qualify loan at fully index rate (XX yr. I/O), Originator total monthly housing payment XXX, housing debt ratio XX%. Auditor recalculated monthly housing expense XXX, Recalculated average monthly income XXX. Auditor housing debt ratio XXX0XXX% exceeds max DTI XX%.			XX/XX/XXXX: Resolved. Received income worksheet, XXXXXXand XXX months statements. Loan underwritten per XXX months statements program. Audit recalculated income = XXX.	XX/XX/XXXX: Resolved. Received income worksheet, XXXXXXand XXX months statements. Loan underwritten per XXX months statements program. Audit recalculated income = XXX.
XXXX	4350098874	XXXXXX	XXXXXXXXXXXXX	Credit	Assets Insufficient	Resolved	Resolved	XXXX	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)	Per Final CD cash required from borrower at closing XXX. Final CD reXXXects borrower received Gift funds of XXX. Loan file did not contained evidence of gift letter and or donor’s ability to gift funds. Per GLS Pg. XXX5 Section XXX.5. Gift funds are not allowed. Auditor recalculated required cash to close from borrower excluding gift funds XXX. cash required to close XXX, verifiedXXX shortage XXX.	XX% DTI is XX% below maximum DTI of XX%.
XXX8XXX Representative credit score exceeds the minimum required credit score of XX by XXXXXX Points.
Borrower has XXX residual income after all expenses.
Borrower has been self-employed at current job for XX years.
													Borrower has been employed in same career XX for years.		XX/XX/XXXX: Received approved exception for inability to document additional assets. Compensating factors noted.	XX/XX/XXXX: Received approved exception for inability to document additional assets. Compensating factors noted.
XXXX	4350098874	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Missing Doc	* Missing Doc (Lvl R)	Loan file missing P&L for XXXXXXXXX LLC to support statement deposits.	XX/XX/XXXX: Remains. XXX month statements program requires CPA prepared P&L to support earnings. The loan file is missing the CPA prepared P&L.
XX/XX/XXXX: Resolved. Received P&L for XXXXXXXXX LLC completed by CPA	XX/XX/XXXX: Remains. XXX month statements program requires CPA prepared P&L to support earnings. The loan file is missing the CPA prepared P&L.
																XX/XX/XXXX: Resolved. Received P&L for XXXXXXXXX LLC completed by CPA
XXXX	4350098874	XXXXXX	XXXXXXXXXXXXX		Credit	Property	Resolved	Resolved	XXXX	FEMA Declaration - (Individual)	* FEMA Declaration - Natural Disaster Area (Individual). Missing Subsequent Property Inspection (Lvl R)	Loan file missing Disaster Inspection Exterior Report. The subject was located in XXXXXXXXX County, which was declared a FEMA disaster on XX/XX/XXXX.			XX/XX/XXXX: Resolved. The subject is located in XXXXXXXXX county per the appraisal and XXXood cert not XXXXXXXXX County	XX/XX/XXXX: Resolved. The subject is located in XXXXXXXXX county per the appraisal and XXXood cert not XXXXXXXXX County
XXXX	4350098874	XXXXXX	XXXXXXXXXXXXX	Credit	Doc Issue	Active	2: Acceptable with Warnings	XXXX	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl 2)	Loan file missing evidence of most recent XXX months of Mortgage payments history from XXXX not reXXXected on the credit report must be documented via Credit supplemental from a XXXrd party. Borrowers must have satisfactory consecutive XXX-month mortgage and/or rent payment history in the twelve months prior to loan application and be XX/XX/XXXX: Received approved exception for inability to provide additional asset documentation. Compensating factors noted.	XX% DTI is XX% below maximum DTI of XX%.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXXXXX Points.
Borrower has XXX residual income after all expenses.
Borrower has been self-employed at current job for XX years.
													Borrower has been employed in same career XX for years.
XXXX	4350098874	XXXXXX	XXXXXXXXXXXXX		Credit	Eligibility	Active	XXX: Curable	XXXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl XXX)	XXXXXX&XXXXXX reXXXects an Income of XXXX Originator income is not supported. Income calculated worksheet was not provided. Unable to determine originator calculated income. CPA letter in file does not address percentage of expense ratio. Auditor recalculated XX months statement omitting the disallowed deposits, using XX% business expense ratio, qualify loan at fully index rate (XX yr. I/O), and included P&I monthly payment of XXX from final XXXXXX for departing residence. Originator total monthly debt XXX, DTI XXX5.XX%. Auditor recalculated monthly debt XXX, Recalculated average monthly income XXX. Auditor DTI XX% exceeds max DTI XX%.
XXXX	4350098874	XXXXXX	XXXXXXXXXXXXX		Credit	DTI	Active	XXX: Curable	XXXX	DTI > XX%	* DTI > XX% (Lvl XXX)	XXXXXX&XXXXXX reXXXects an Income of XXXX Originator income is not supported. Income calculated worksheet was not provided. Unable to determine originator calculated income. CPA letter in file does not address percentage of expense ratio. Auditor recalculated XX months statement omitting the disallowed deposits, using XX% business expense ratio, qualify loan at fully index rate (XX yr. I/O), and included P&I monthly payment of XXX from final XXXXXX for departing residence. Originator total monthly debt XXX, DTI XXX5.XX%. Auditor recalculated monthly debt XXX, Recalculated average monthly income XXX. Auditor DTI XX% exceeds max DTI XX%.			XX/XX/XXXX: Resolved. Received income worksheet, XXXXXXand XXX months statements. Loan underwritten per XXX months statements program. Audit recalculated income = XXX.	XX/XX/XXXX: Resolved. Received income worksheet, XXXXXXand XXX months statements. Loan underwritten per XXX months statements program. Audit recalculated income = XXX.
XXXX	4350098876	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Required rider to note is missing	* Required rider to note is missing (Lvl R)	The loan file was missing the Prepayment Addendum to the Note . The Investor Plus Matrix requires a XXX-year prepayment penalty. The property was in a state that allows PPP.		Conditions person: Letter of intent was received and reviewed by XXXXXXXXX on XX/XX/XXXX. Please be sure to re-review the letter of intent along with these documents. The letter of Intent and the resigned documents should resolve the findings. Please let me know if you do not resolve.	XX/XX/XXXX: Finding remains.	XX/XX/XXXX: Finding remains.
XXXX	4350098876	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Prepayment Rider Missing	* Prepayment Rider Missing (Lvl R)	The loan file was missing the Prepayment Rider to the Deed of Trust. The Investor Plus Matrix requires a XXX-year prepayment penalty. The property was in a state that allows PPP.	N/A - Missing Document.	Conditions person: Letter of intent was received and reviewed by XXXXXXXXX on XX/XX/XXXX. Please be sure to re-review the letter of intent along with these documents. The letter of Intent and the resigned documents should resolve the findings. Please let me know if you do not resolve.	XX/XX/XXXX: Resolved XX/XX/XXXX: Finding remains.	XX/XX/XXXX: Resolved XX/XX/XXXX: Finding remains.
XXXX	4350098876	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Active	2: Acceptable with Warnings	XXXX	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl 2)	The Borrower's Mortgage delinquency count exceeded guidelines. The Investor Plus Guideline Matrix required XXXXXXXXX on all mortgages. The Borrower's Mortgage rating on all properties was XXXXXXXXX past XXX months. The Approved Exception Form in the loan file (page XXXXXX) utilized 1) reserves and 2) LTV XX% below program maximum. The LTV of XX% was improper as it was the maximum LTV for Credit Score XXX with DSCR <XXX.	XXX reserves exceed the minimum required of XXX exceeds the guideline minimum by XXX months. DSCR ratio of XXX exceeds the minimum requirement of XXX by XX points.
XXXX	4350098877	XXXXXX	XXXXXXXXXXXXX		Compliance	Compliance	Resolved	Resolved	XXXX	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	This loan failed the initial closing disclosure delivery date test ( XXX CFR §XXX2XXX.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XXX/XXX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.		XX/XX/XXXXInitial CD provided	XX/XX/XXXXCleared. Initial CD provided, delivery date test resolved.	XX/XX/XXXXCleared. Initial CD provided, delivery date test resolved.
XXXX	4350098877	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	The Section 8: Demographic Information is not completed on the final loan application (p.XXXXXX9). There are no boxes marked off for Ethnicity or Race.			XX/XX/XXXX: Resolved. Received XXXXXX with box marked off for Ethnicity	XX/XX/XXXX: Resolved. Received XXXXXX with box marked off for Ethnicity
XXXX	4350098877	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)	XX/XX/XXXX reXXXects self-employed income of XXX and other self-employed loss of XXX for total qualifying income of XXX. Origination income is supported. The DTI at origination is XX% and the audit DTI is XX%, which both exceed the guideline maximum of XX%	XXX Representative credit score exceeds the minimum required credit score of XXXX by XXX Points.
XXXX months reserves exceed the minimum XX months required by XX months
Borrower has XXX residual income after all expenses.
Borrower has been employed at current job for XX years.
XXXXXXXXX mortgage history for XX months.
															XX/XXXXXX: Resolved. Received Compensating factor tool which allows up to XX% DTI	XX/XXXXXX: Resolved. Received Compensating factor tool which allows up to XX% DTI
XXXX	4350098877	XXXXXX	XXXXXXXXXXXXX	Credit	Eligibility	Resolved	Resolved	XXXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	XX/XX/XXXX reXXXects self-employed income of XXX and other self-employed loss of XXX for total qualifying income of XXX. Origination income is supported. The DTI at origination is XX% and the audit DTI is XX%, which both exceed the guideline maximum of XX%	XXX Representative credit score exceeds the minimum required credit score of XXXXXX by XXX Points.
XXXXXX months reserves exceed the minimum XX months required by 8XXX.4 months
Borrower has XXX residual income after all expenses.
Borrower has been employed at current job for XXX years.
XXXXXXXXX mortgage history for XXXXXXmonths.
															XX/XXXXXX: Resolved. Received Compensating factor tool which allows up to XX% DTI	XX/XXXXXX: Resolved. Received Compensating factor tool which allows up to XX% DTI
XXXX	4350098877	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Occupancy- Potential Occupancy Misrepresentation	* Occupancy- Potential Occupancy Misrepresentation (Lvl R)	The subject property is a second home; however, the hazard insurance policy (p.1XXX0) reXXXects loss of rental income included up to XXX months.	XXX Representative credit score exceeds the minimum required credit score of XXXXXXX by XXX Points.
XX/XX/XXXX months reserves exceed the minimum XX months required by XX months
Borrower has XXX residual income after all expenses.
Borrower has been employed at current job for XXXyears.
XXXXXXXXX mortgage history for XXXXXXmonths.
															XX/XXX/XXXX: Resolved. Received LOX for the HOI	XX/XXX/XXXX: Resolved. Received LOX for the HOI
XXXX	4350098878	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	The guidelines, section XXX.XXX, state that a signed Business Purpose Disclosure is required for every loan. Business Purpose Disclosure is missing from the loan file.		The lender provided a signed business purpose affidavit.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
XXXX	4350098879	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)	The origination DTI is XXX% per the XXXXXX(p.1XXXXXX) and Audit DTI is XXX% due to slightly higher income; however, per lender guidelines, the maximum allowable DTI is XX%.	XX% LTV is below the maximum XX% LTV by XXX%. XXX months reserves exceed the minimum XXX months required by XXX months Borrower has XXX residual income after all expenses.	XX/XX/XXXX: Remains. Received LOX from seller stating the DTI of XXXXX is within tolerance, as a Compensating Factor Tool was applied to this loan and supported an extension to the program matrices. In accordance with section XXX of the Expanded Credit Guidelines, an extension of DTI to a maximum of XX% was applied. Reviewed guidelines section XXX which does allow an extension of DTI to max of XX%, however the Compensating Factor Worksheet supporting approval is missing.
XX/XXXXXX: Resolved. Received the Compensating Factor Worksheet supporting approval	XX/XX/XXXX: Remains. Received LOX from seller stating the DTI of XXXXX is within tolerance, as a Compensating Factor Tool was applied to this loan and supported an extension to the program matrices. In accordance with section XXX of the Expanded Credit Guidelines, an extension of DTI to a maximum of XX% was applied. Reviewed guidelines section XXX which does allow an extension of DTI to max of XX%, however the Compensating Factor Worksheet supporting approval is missing.
																XX/XXXXXX: Resolved. Received the Compensating Factor Worksheet supporting approval
XXXX	4350098879	XXXXXX	XXXXXXXXXXXXX	Credit	Eligibility	Resolved	Resolved	XXXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	The origination DTI is XX% per the XXX(p.1XXXXXX) and Audit DTI is XXX% due to slightly higher income; however, per lender guidelines, the maximum allowable DTI is XX%.	XX% LTV is below the maximum XX% LTV by XX%. XXX months reserves exceed the minimum XXX months required by XXX months Borrower has XX residual income after all expenses.	XX/XX/XXXX: Remains. Received LOX from seller stating the DTI of XX% is within tolerance, as a Compensating Factor Tool was applied to this loan and supported an extension to the program matrices. In accordance with section XXX of the Expanded Credit Guidelines, an extension of DTI to a maximum of XX% was applied. Reviewed guidelines section XXX which does allow an extension of DTI to max of XX%, however the Compensating Factor Worksheet supporting approval is missing.
XX/XXXXXX: Resolved. Received the Compensating Factor Worksheet supporting approval	XX/XX/XXXX: Remains. Received LOX from seller stating the DTI of XX% is within tolerance, as a Compensating Factor Tool was applied to this loan and supported an extension to the program matrices. In accordance with section XXX of the Expanded Credit Guidelines, an extension of DTI to a maximum of XX% was applied. Reviewed guidelines section XXX which does allow an extension of DTI to max of XX%, however the Compensating Factor Worksheet supporting approval is missing.
																XX/XXXXXX: Resolved. Received the Compensating Factor Worksheet supporting approval
XXXX	4350098880	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	The loan file contains one stub for the month of XXXX XXX showing “XXX” payment of XXX and per the VOE and email breakdown (p.XXX44) the YTD physician gross revenue supports; however, there is no documentation in the file that supports the borrower will consistently earn a minimum of XXX/month as the stub shows YTD of XXX thru XX/XX/XXXX which means the borrower received only XXX in XX/XX/XXXX. Additionally, the loan file does not contain evidence of the percentage of ownership the borrower has of LVU.	XX/XX/XXXXCelebrity provided LOX from the underwriter stating thatXXXXXXXXX owns XX% of XXXXXXXXX LLP as a minority partner in the medical practice, 11th member.	XX/XX/XXXX: Remains. Received LOX from the lender stating that the borrower became a minority partner in XXXXXXXXX. The borrower took a draw of XXXk in XX/XX/XXXX. XX/XX/XXXX was XXX for the final physician salary. Missing the percentage of ownership the borrower has of LVU

XX/XX/XXXXFinding resolved	XX/XX/XXXX: Remains. Received LOX from the lender stating that the borrower became a minority partner in XXXXXXXXX. The borrower took a draw of XXXk in XX/XX/XXXX. XX/XX/XXXX was XXX for the final physician salary. Missing the percentage of ownership the borrower has of LVU

																XX/XX/XXXXFinding resolved
XXXX	4350098881	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	Lender guidelines require the most recent XXX months payment history on all mortgages and rentals. The loan file contains the XXX-month rental payment history for the borrower; however, the mortgage history for the co-borrower is only eight months (p.202) when the loan application (p.1XXX) states she owns for XX year XX months. The loan file is missing the prior four months mortgage history to satisfy the XXX-month requirement.			XX/XX/XXXX: Resolved. Received LOX from the lender and the missing VOR for the co-borrower is in the portion of the borrower's VOR as they were living together	XX/XX/XXXX: Resolved. Received LOX from the lender and the missing VOR for the co-borrower is in the portion of the borrower's VOR as they were living together
XXXX	4350098881	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	XXXX	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl 2)	There is a non-occupant Co-borrower and per lender guidelines section XXX.8, the non-occupant must be a relative. The loan file contains an approved exception (p.211) for un-related non-occupant co-borrower based on ratios well below guideline, reduction in housing expense and the borrowers having a long-standing established relationship.	DTI is XXX% below maximum DTI of XX%.
XX% Representative credit score exceeds the minimum required credit score of XXX by XXX) Points.
1XXX.XXX1 months reserves exceed the minimum XXX months required by XXX months
Housing expense reduced by XX% from XXX to XXX for the occupying borrower

XXXX	4350098882	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	Per guidelines, section XXX.XXX, states that a signed Business Purpose Disclosure is required for all loans. The Business Purpose Disclosure is missing from the loan file.		THe lender provided a signed busines purpose affidavit.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
XXXX	4350098883	XXXXXX	XXXXXXXXXXXXX		Valuation	Value	Resolved	Resolved	XXXX	Quality of Appraisal Report Unacceptable	* Quality of Appraisal Report Unacceptable (Lvl R)	The appraiser states that it is an Arm’s length sale; however, it is not. Per lender guidelines, the appraiser must be informed of the relationship between buyer and seller for a non-arm's-length transaction.			XX/XX/XXXX: Resolved. Received updated appraisal with non-arm's-length transaction.	XX/XX/XXXX: Resolved. Received updated appraisal with non-arm's-length transaction.
XXXX	4350098883	XXXXXX	XXXXXXXXXXXXX		Compliance	Compliance	Resolved	Resolved	XXXX	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	The transaction funded prior to consummation. Per the CD issued XX/XX/XXXX, the transaction funded on XX/XX/XXXX; however, consummation took place on XXX/29/22. The defect can be resolved by providing the true funding date.		Provided PCCD showing correct funding date.	XX/XX/XXXX Cleared, provided correct funding date.	XX/XX/XXXX Cleared, provided correct funding date.
XXXX	4350098883	XXXXXX	XXXXXXXXXXXXX	Credit	Eligibility	Active	2: Acceptable with Warnings	XXXX	Qual Credit Score does not meet elig. requirements	* Qualifying Credit Score does not meet eligibility requirement(s) (Lvl 2)	The qualifying score is XXXXXX. Lender guidelines require a minimum score of XXX for a FTHB. The loan file contains an approved exception for a FTHB with a score below XXX based on reserves, moderate payment shock and low DTI.	DTI is XX% below maximum DTI of XX%.
XXXmonths reserves exceed the minimum XXX months required by XXXXmonths
Borrower has XXX residual income after all expenses.
Borrower has been self-employed at current job for XXX years.
Borrower has lived in subject property XXX years.

XXXX	4350098883	XXXXXX	XXXXXXXXXXXXX		Compliance	Compliance	Active	2: Acceptable with Warnings	XXXX	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl 2)	This loan failed the charges that cannot increase test. (XXX CFR §XXX2XXX.19(e)(XXX)(i)) The increase to discount points was not accepted because a valid reason was not provided. A cost to cure in the amount of XXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).			XX/XX/XXXX Resolved. The refund provided is sufficient to cure the violation. This loan had a tolerance violation at consummation and it was resolved no later than XXX0 days after consummation. Because it was cured timely, grade is EV2 (B).	XX/XX/XXXX Resolved. The refund provided is sufficient to cure the violation. This loan had a tolerance violation at consummation and it was resolved no later than XXX0 days after consummation. Because it was cured timely, grade is EV2 (B).
XXXX	4350098884	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	Per guidelines, section XXX.XXX, all loans are required to have a signed Business Purpose Disclosure. The signed Business Purpose Disclosure is not found in the loan file.		The lender provideda signed business p urpose and occupancy affidavit.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
XXXX	4350098884	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) Rental Loss Insurance Req (Fail)	* Borrower(s) Rental Loss Insurance Requirement (Fail) (Lvl R)	Per the guidelines, section XXX.9, the rent loss insurance coverage must equal at least XXX months of the local average monthly rents. The rent loss coverage on the hazard insurance is XXX,XXX; however, XXX months of the average monthly rent equals XXX, making the rent loss coverage XXX less than required.	The lender provided an updated HOI binder with increased rent loss coverage.	XX/XX/XXXX Finding remains. The guidelines state the rent loss coverage must equal at least XXX months of the local average monthly rents. Per the appraisal, the monthly average rents are from XXX to XXX depending on size location amenities and view. The appraiser states he picked the XXX comparable best representing the subject property. An average of these three rents (XXX, XXX, & XXX) are XXX. XXX months coverage would be XXX. Also, the PITIA of the property is XXX. Six months PITIA would equal XXX. Based on the appraiser comments and the PITIA, there is not enough rental coverage for the required XXX month period.
XX/XX/XXXX: Finding resolved.	XX/XX/XXXX Finding remains. The guidelines state the rent loss coverage must equal at least XXX months of the local average monthly rents. Per the appraisal, the monthly average rents are from XXX to XXX depending on size location amenities and view. The appraiser states he picked the XXX comparable best representing the subject property. An average of these three rents (XXX, XXX, & XXX) are XXX. XXX months coverage would be XXX. Also, the PITIA of the property is XXX. Six months PITIA would equal XXX. Based on the appraiser comments and the PITIA, there is not enough rental coverage for the required XXX month period.
																XX/XX/XXXX: Finding resolved.
XXXX	4350098885	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	Per the guidelines, section XXX.XXX, a signed Business Purpose Disclosure is required on all loans. The Business Purpose Disclosure is missing.		The lender provided business purpose & Occupancy affidavit.	XX/XX/XXXX: Finding resolved. Business purpose and occupancy affidavit provided.	XX/XX/XXXX: Finding resolved. Business purpose and occupancy affidavit provided.
XXXX	4350098888	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	Per the guidelines, section XXX.XXX, a signed Business Purpose Disclosure is required on all loans. There are no Business Purpose Disclosure found in the loan file.		The lender provided a signed business purpose affidavit.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
XXXX	4350098889	XXXXXX	XXXXXXXXXXXXX		Compliance	Compliance	Resolved	Resolved	XXXX	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	This loan failed the initial closing disclosure delivery date test ( XXX CFR §XXX2XXX.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.		XX/XX/XXXX: Received XX/XX/XXXX CD	XX/XX/XXXX: Cleared. Received XX/XX/XXXX CD which cleared the violation.	XX/XX/XXXX: Cleared. Received XX/XX/XXXX CD which cleared the violation.
XXXX	4350098889	XXXXXX	XXXXXXXXXXXXX		Compliance	Disclosures	Active	2: Acceptable with Warnings	XXXX	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl 2)	The Title - E-Docs Fee was included in Section B of the CD issued on XXX/4/XXXX . However, the fee should have been entered under Section C.
XXXX	4350098890	XXXXXX	XXXXXXXXXXXXX		Compliance	Disclosures	Resolved	Resolved	XXXX	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The Title Fees were included in Section B of the CD issued on XXX/XXX/XXXX. However, the fees should have been entered under Section C.		XX/XX/XXXX Received PCCD	XX/XX/XXXX: Cleared. Received PCCD showing title fees moved to section C.	XX/XX/XXXX: Cleared. Received PCCD showing title fees moved to section C.
XXXX	4350098891	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	Missing evidence of the purXXX agreement in the file.			XX/XX/XXXX: Resolved. For Sale By Owner documentation in file in conditions. Borrower is receiving gift of equity from seller who is the ex spouse.	XX/XX/XXXX: Resolved. For Sale By Owner documentation in file in conditions. Borrower is receiving gift of equity from seller who is the ex spouse.
XXXX	4350098891	XXXXXX	XXXXXXXXXXXXX		Credit	Eligibility	Resolved	Resolved	XXXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	Maximum allowed DTI per guidelines is XX%, review calculated the DTI of XXX%. Lender only included a monthly HOA payment of XXX, however the appraisal report shows the monthly HOA fee is XXX, which caused the DTI to increase to XXX% from the lender approval of XXX%.			XX/XX/XXXX: Resolved. HOA is a quarterly payment received payment history from HOA in conditions. DTI is now under XXX%.	XX/XX/XXXX: Resolved. HOA is a quarterly payment received payment history from HOA in conditions. DTI is now under XXX%.
XXXX	4350098891	XXXXXX	XXXXXXXXXXXXX		Credit	Guidelines	Active	2: Acceptable with Warnings	XXXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Non Arms Length Transaction. The borrower is purchasing the subject property from her ex spouse. The ex spouse is giving the borrower XXX gift of equity in the subject property to close the loan. The borrower is currently living in the subject property and is on the mortgage of the subject property that is being paid off at closing. The mortgage on the subject property, which is being paid off at closing, is currently in forbearance and is delinquent by XXX. Exception received for borrower on within the last XX months, gift of equity by an ineligible donor and sellers lien is late within the last XXX months. The gift of equity is from ex spouse for the marital home he was awarded and unable to manage. Borrower is receiving gift of equity from this ex spouse. she has been on title within the last XX months which is outside of guidelines and the seller had late payment. Compensating factors provided are XX% ltv below program max of XXX%. Reserves of XXX months piti vs XXX months required.	XXX months reserves vs XXX months required. XX% LTV vs XXX% allowed XXX in residual income program does not state residual required.
XXXX	4350098893	XXXXXX	XXXXXXXXXXXXX		Valuation	Property	Resolved	Resolved	XXXX	Completed "Subject To" w/o Compltn Cert in File	* Completed "Subject To" w/o Compltn Cert in File (Lvl R)	The appraisal p.XXX shows the appraisal was completed Subject to completion per plan and specs. The loan file is missing the Final Inspection to show the subject is completed per plans and specs.			XX/XX/XXXX: Resolved. Received XXX4D.	XX/XX/XXXX: Resolved. Received XXX4D.
XXXX	4350098893	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	XXXX	Guidelines	* Missing Documentation (Lvl 2)	The loan file contains an Exception Request Form p.XXX1 for the borrower’s payment shock exceeding XX%. Guidelines p.19 states the payment shock may not exceed XX% of the borrowers current housing payment unless the DTI is less than or equal to XX%. The DTI is XX%. The borrower is currently living rent free, and the rent-free letter is on p.XXX2. Compensating factors are: XXXXXX Representative credit score exceeds the minimum required credit score of XXXXXX0 by XXXXXXPoints, XXX months Reserves exceeds the minimum XXX months required by XXX months, and Borrower has XXX,XXX.8XXX residual income after all expenses.	XXXXXX Representative credit score exceeds the minimum required credit score of XXXXXX0 by XXXXXXPoints.
XXX months Reserves exceeds the minimum XXX months required by XXX months.
													Borrower has XXX,XXX.8XXX residual income after all expenses.		XX/XX/XXXX: Received approved exception to allow payment shock >XX%, borrower had reversed mortgage. Compensating factors noted.	XX/XX/XXXX: Received approved exception to allow payment shock >XX%, borrower had reversed mortgage. Compensating factors noted.
XXXX	4350098895	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	The CD on file. page 220, reXXXects escrow for homeowner insurance, however, the HOI declaration page is missing from the loan file. Unable to determine if the mortgagee clause was correct at closing.		XX/XXX/XXXX: Finding Resolved. The lender provided evidence of hazard insurance.	XX/XX/XXXX: Finding Resolved.	XX/XX/XXXX: Finding Resolved.
XXXX	4350098897	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	The loan file was missing evidence of Hazard Insurance Coverage. The Quote Binder in the loan file, page XXX, listed only XXX companies that had declined coverage, page XXX. There was no documentation of acceptance by any carrier.		XX/XXX/XXXX: Finding Resolved. The lender provided evidence of hazard insurance.	XX/XX/XXXX: Finding Resolved.	XX/XX/XXXX: Finding Resolved.
XXXX	4350098898	XXXXXX	XXXXXXXXXXXXX	Credit	Underwriting	Resolved	Resolved	XXXX	Income	* Income documentation is incomplete (Lvl R)	The lender is using XXXin rental income from the retained departure home at XXXXXXXXX. Per the Guidelines p.XXX1 and XXX, to use the rental income the following XXX items are required: 1. Copy of current lease AND 2. Proof of receipt of deposit or 1st month’s rent AND XXX. Evidence rent is near market, either a XXXXXX or other underwriter/loan officer obtained confirmation of market rent is required. The loan file contains 2 rental leases p.1XXX4 for XXXand p.1XXX9 for XXX totaling XXX, an LOE for rent of XXXXXXXXX p.1XXX stating the main house and the guest house are being rented, rent deposit and 1st month p.1XXXXXXand1XXX9, and XXX online rent estimates p.11XXX, 1XXX9 and XXXXXX1. Pages 11XXX and XXXXXX1 are estimates for the county while p.1XXX9 is an estimate for XXXXXXXXX. All the rent estimates are lower than XXX for the main house.	Borrower has XX years self employed. XX month well paid mortgage history for departure residence	XX/XX/XXXX: Remains. Received lender approval and explanation stating the rent amounts on XXXX are really low because they take into account the east side of town which is lower. All the rent estimates are lower than XXX for the main house which is not supported by the market rents.
XX/XX/XXXX: Remains. Received same documentation as XXX/XXXin addition to a statement from the borrower explaining the rents received with no documentation
XX/XX/XXXX: Resolved. The borrower is receiving rent from their departure residence which required leases, proof of receipt of the deposits and proof this rental income was standard. The loan file contains a lease for the subject for the guest house, deposits for both. Using rental income for the amount received in deposits which is slightly less than the lease amount but is verified. Borrower has written letter to explain higher income for the subject than those used in the comparisons in file or a different section of town.	XX/XX/XXXX: Remains. Received lender approval and explanation stating the rent amounts on XXXX are really low because they take into account the east side of town which is lower. All the rent estimates are lower than XXX for the main house which is not supported by the market rents.
XX/XX/XXXX: Remains. Received same documentation as XXX/XXXin addition to a statement from the borrower explaining the rents received with no documentation
																XX/XX/XXXX: Resolved. The borrower is receiving rent from their departure residence which required leases, proof of receipt of the deposits and proof this rental income was standard. The loan file contains a lease for the subject for the guest house, deposits for both. Using rental income for the amount received in deposits which is slightly less than the lease amount but is verified. Borrower has written letter to explain higher income for the subject than those used in the comparisons in file or a different section of town.
XXXX	4350098898	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Guidelines	* Missing Documentation (Lvl R)	The final XXXXXX Section XXXp.9XXX show mortgages for the retained departure home at XXXXXXXXX with XXXXXXXXX with a balance of XXXXXX0,194 which reXXXects on the credit report p.459 and an XXXXXXXXX for XXX,000 which does not reXXXect on the credit report. The loan file contains a XXX/1XXX/21 Note for XXXXXXXXX for XXX,000 p.1XXX4 with a Deed of Trust with Assignment of Rents p.1XXXXXXand a XX/XX/XXXX Note for XXXXXp.1XXX4. The debt with XXXXXXXXX for XXXis not listed on the final XXXXXX. The Note for XX/XX/XXXX Note for XXXXXXXXXXXXhas a handwritten note on it stating: New 2nd trust deed. It is not clear if XXXXXXXXX was refinanced with the XXXXXXXXX mortgage paid off and 2 new mortgages with XXXXXXXXX obtained or if the 2 new mortgages with XXXXXXXXX are a 2nd and XXXrd mortgage on this property. Audit used all XXX mortgage payments in the DTI. If XXXXXXXXX was refinanced, the CD showing XXXXXXXXX mortgage paid off and the 2 new XXXXXXXXXs is required. Also need a corrected final XXXXXX showing the correct mortgages for XXX signed by the borrower.			XX/XX/XXXX Resolved. Received updated note and deed for XXXXXXXXX with the update XXX listing XXXXXXXXX and XXXXXXXXX	XX/XX/XXXX Resolved. Received updated note and deed for XXXXXXXXX with the update XXX listing XXXXXXXXX and XXXXXXXXX
XXXX	4350098898	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	The origination underwriter used monthly income of XXXfor the borrower. The income worksheets p,944 and 945 show that a XX% expense factor was used to calculate the income. The Guidelines p.XXXXXXand p.XXX9 show that if something other than the standard XXX% expense factor is being used, Option 2 can be used to determine the income. This states that a XX% expense factor can be used with XXX months of business statements AND an expense statement specifying business expenses (minimum expense ratio is XX%) as a percent of the gross annual sales/revenue, prepared and signed by either a CPA/accountant, IRS Enrolled Agent, or tax preparer. The loan file is missing the expense statement described in Option 2.			XX/XX/XXXX: Resolved. Received CPA letter for XXX.2% expense rate for business for 2020 for the borrower	XX/XX/XXXX: Resolved. Received CPA letter for XXX.2% expense rate for business for 2020 for the borrower
XXXX	4350098898	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	The borrower owns an investment property at XXXXXXXXX XXXXXXXXX. The Property Profile p.9XXX and the Deed p.959 both show this property is a condo. The Property Profile p.9XXX provides the taxes for the property. The loan file is missing the HOI and the HOA for this property.	XXX/XXX/XXXX: Remains. Received annual property taxes of XXXXXX1.XXXXXX and a statement from borrower stating that HOI is not required because there is no mortgage but HOA was not provided
XX/XX/XXXX: Remains. Received property report showing property is office condo. Need verification if there is an HOA fee associated with the office condo.
XX/XX/XXXX: Remains. Received an email from the broker stating that there is no HOA and LoopNet advertisement for the property
XXX/21/XXXX: Resolved. Validated through XXXX this is not a residence it is a commercial unit and borrower has identified there is no HOA fee.	XXX/XXX/XXXX: Remains. Received annual property taxes of XXXXXX1.XXXXXX and a statement from borrower stating that HOI is not required because there is no mortgage but HOA was not provided
XX/XX/XXXX: Remains. Received property report showing property is office condo. Need verification if there is an HOA fee associated with the office condo.
XX/XX/XXXX: Remains. Received an email from the broker stating that there is no HOA and LoopNet advertisement for the property
																XXX/21/XXXX: Resolved. Validated through XXXX this is not a residence it is a commercial unit and borrower has identified there is no HOA fee.
XXXX	4350098898	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	The final XXXXXX p.XXX1 shows the Net Worth of the Business Owned (XXXXXXXXX) of XXXwas used as an asset. The loan file is missing documentation to verify the value of the business.	XX/XX/XXXX: Remains. Received screen shot of business asset cash XXXow for Sept for the business
XX/XX/XXXX: Remains. Received XXXXXXXXX #XXXX account spreadsheet but not asset statements
XX/XX/XXXX Remains. Per the Post Consummation CD in file, the borrower made a total deposit of XXX. The loan file contains a XXX deposit and a XXX,000 gift for the down payment; however, the additional funds are not verified for the XXX.
XX/XX//XXXX: Remains - The loan approval identified the borrower is to have cash to close that does not exceed XXX + XXX, XX in reserves = XXX. The deposit per the CD is XXX and the borrower has returned to her XXX in overpayment = XXX paid. The reserves requirement of XXX has not been met. The borrower has not provided statements for the reserves. All statements are used for the business and support income being used. The value of the business is not identified per guidelines as a sufficient asset for reserves, nor does the file contain any validation of the actual business value. If the business was liquidated there would be no remaining income for qualification of the loan.
XX/XX/XXXX: Resolved. Borrower has verified funds in the amount of XXX which includes current balance of XXX,XXX+ XXX from PCCD. This covers closing costs and reserves of XXXXXX,XXXXXXXXX required.
XX/XX/XXXX: Remains. Received screen shot of business asset cash XXXow for Sept for the business
XX/XX/XXXX: Remains. Received XXXXXXXXX #XXXX account spreadsheet but not asset statements
XX/XX/XXXX Remains. Per the Post Consummation CD in file, the borrower made a total deposit of XXX. The loan file contains a XXX deposit and a XXX,000 gift for the down payment; however, the additional funds are not verified for the XXX.
XX/XX//XXXX: Remains - The loan approval identified the borrower is to have cash to close that does not exceed XXX + XXX, XX in reserves = XXX. The deposit per the CD is XXX and the borrower has returned to her XXX in overpayment = XXX paid. The reserves requirement of XXX has not been met. The borrower has not provided statements for the reserves. All statements are used for the business and support income being used. The value of the business is not identified per guidelines as a sufficient asset for reserves, nor does the file contain any validation of the actual business value. If the business was liquidated there would be no remaining income for qualification of the loan.
XX/XX/XXXX: Resolved. Borrower has verified funds in the amount of XXX which includes current balance of XXX,XXX+ XXX from PCCD. This covers closing costs and reserves of XXXXXX,XXXXXXXXX required.

XXXX	4350098898	XXXXXX	XXXXXXXXXXXXX		Credit	Guidelines	Resolved	Resolved	XXXX	Asset do not meet guidelines	* Asset do not meet guidelines (Lvl R)	The final XXX p.XXX1 does not reXXXect any gifts being given to the borrower. However, the loan file contains 2 Gift letters. Gift letter #1 for XXX pXXXXXX with the gift check XXXXXXand Gift letter #2 for XXX letter XXXXXX. The loan file is missing the gift donor ability to provide the gifts, proof of the XXX0,000 gift being given, and proof of receipt for both gifts.			XX/XX/XXXX: Resolved. Received the XXX gift donor ability to provide the gifts, proof of the XXX gift being given, and cashier's check for XXX gift to borrower	XX/XX/XXXX: Resolved. Received the XXX gift donor ability to provide the gifts, proof of the XXX gift being given, and cashier's check for XXX gift to borrower
XXXX	4350098899	XXXXXX	XXXXXXXXXXXXX		Valuation	Property	Active	2: Acceptable with Warnings	XXXX	Property Type unacceptable under guidelines	* Property Type unacceptable under guidelines (Lvl 2)	The subject XXX-unit structure includes 1 unit which measures XXX9XXX sq. ft., per the appraisal. Guidelines (pg. XXX) require minimum 400 sq. ft. for each unit in a 2-4 unit property. The file does not include an approved exception allowing this minimum guideline requirement.		XX/XX/XXXX: Finding Waived; Final Grade EV2/B Per Lender: Borrower Contribution Exceeds Guideline Requirement by 5% or more.	Finding Waived; Final Grade EV2/B.	Finding Waived; Final Grade EV2/B.
XXXX	4350098905	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Missing required 1-4 family rider	* Missing required 1-4 family rider (Lvl R)	The mortgage reXXXects a 1-4 Rider was included; however the rider is missing from the loan file.		XX/XX/XXXX: Finding Resolved. The lender provided the fully executed 1 to 4 Rider	XX/XX/XXXX: Finding Resolved.	XX/XX/XXXX: Finding Resolved.
XXXX	4350098911	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	Per lender guidelines, employer sponsored savings plans like a XXXK require terms of withdrawal that allow for hardship withdrawals. The loan file does not contain the required terms of withdrawal.	XX% LTV is below the maximum XX% LTV by XX%.
DTI is XXX% below maximum DTI of XXX%.
XXXX Representative credit score exceeds the minimum required credit score of XXXXXX0 by XXX Points.
XXX. (XXX.XXX months) reserves exceed the minimum required of XXX (XXX months).
Borrower has XXX residual income after all expenses.
Borrower has been employed in same career with the same employer for XX years.
															XX/XX/XXXX: Resolved. Received terms of withdrawal.	XX/XX/XXXX: Resolved. Received terms of withdrawal.
XXXX	4350098911	XXXXXX	XXXXXXXXXXXXX	Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The preliminary title has a policy amount of XXX, which is insufficient for the Note amount of XXX.	XX% LTV is below the maximum XX% LTV by XXX%.
DTI is XXX% below maximum DTI of XXX%.
XXX Representative credit score exceeds the minimum required credit score of XXXXXX0 by XXX Points.
XXX (XXX.XXX months) reserves exceed the minimum required of XXX (XXX months).
Borrower has XXX residual income after all expenses.
Borrower has been employed in same career with the same employer for XX years.
															XX/XX//XXXX: Resolved. An updated Commitment for Title has been provided from Commonwealth Land Title Insurance Company policy amount of XXX.00.	XX/XX//XXXX: Resolved. An updated Commitment for Title has been provided from Commonwealth Land Title Insurance Company policy amount of XXX.00.
XXXX	4350098911	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Guidelines	* Missing Documentation (Lvl R)	The declarations (p.XXXXXX1) state the borrower is a co-signer on a debt or loan that is no disclosed on the application. The loan file does not contain any documentation of this account to determine if it needs to be included in the DTI.	XX% LTV is below the maximum XX% LTV by XXX%.
DTI is XXX% below maximum DTI of XXX%.
XXX Representative credit score exceeds the minimum required credit score of XXXXXX0 by XXX Points.
XXX (XXX.XXX months) reserves exceed the minimum required of XXX (XXX months).
Borrower has XXX residual income after all expenses.
Borrower has been employed in same career with the same employer for XX years.
															XX/XX/XXXX: Resolved. Received LOE from borrower stating this was marked in error. Also received corrected XXXXXX.	XX/XX/XXXX: Resolved. Received LOE from borrower stating this was marked in error. Also received corrected XXXXXX.
XXXX	4350098911	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	The XXXXXX(p.XXX81), Approval Certificate (p.XXX8XXX) and Rate Lock confirmation (pXXX5) all reXXXect the incorrect loan amount. They have a loan amount of XXX; however, the Note amount is XXX.	XX% LTV is below the maximum XX% LTV by XXX%.
DTI is XXX% below maximum DTI of XXX%.
XXX Representative credit score exceeds the minimum required credit score of XXXXXX0 by XXX Points.
XXX (XXX.XXX months) reserves exceed the minimum required of XXX (XXX months).
Borrower has XXX residual income after all expenses.
Borrower has been employed in same career with the same employer for XX years.
															XX//XXX/XXXX: Resolved. Received revised documents with loan amount of XXX.	XX//XXX/XXXX: Resolved. Received revised documents with loan amount of XXX.
XXXX	4350098914	XXXXXX	XXXXXXXXXXXXX		Compliance	Compliance	Resolved	Resolved	XXXX	ComplianceEase TILA Test Failed	* ComplianceEase TILA Test Failed (Lvl R)	The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XXX CFR §XXX2XXX.2XXX or §XXX2XXX.XXX, or delivery of all material disclosures, whichever occurs last. Consummation took place on <enter consummation date> and per the last revised CD/PCCD issued on XXX/1XXX/21, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.		XX/XX/XXXXReceived Email Letter, PCCD, and Final ALTA Statement.	XX/XX/XXXX Cleared. Received Email Letter, PCCD, and Final ALTA Statement. The disbursement date on all documents show XX/XX/XXXX. This is sufficient to clear the finding.	XX/XX/XXXX Cleared. Received Email Letter, PCCD, and Final ALTA Statement. The disbursement date on all documents show XX/XX/XXXX. This is sufficient to clear the finding.
XXXX	4350098914	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	The Data Verify (p.19XXX) reXXXects the borrower owns vacant land located at XXXXXXXXX that was not disclosed on the loan application. It reXXXects it was purXXXd XXX and there is a mortgage with XXXXXXXXX in the amount of XXX. The loan file does not contain evidence this property is no longer owned or the PITIA so it can be included in the DTI.	XX% LTV is below the maximum XX% LTV by XXX%.
DTI is XXX% below maximum DTI of XXX%.
XXXXXX Representative credit score exceeds the minimum required credit score of XXXXXX0 by XXX Points.
XXX (XXX.XXX months) reserves exceed the minimum required of XXX (XXX months).
Borrower has XXX residual income after all expenses.
Borrower has been employed in same career with the same employer for XX years.
XX/XX/XXXX: Remains. Lender provided a LOE stating a property detail report was provided, but there is no report included.
XX/XX/XXXX: Resolved. Received property detail report that showsXXXXXXXXX as the owner of XXXXXXXXX and not the borrower	XX/XX/XXXX: Remains. Lender provided a LOE stating a property detail report was provided, but there is no report included.
																XX/XX/XXXX: Resolved. Received property detail report that showsXXXXXXXXX as the owner of XXXXXXXXX and not the borrower
XXXX	4350098915	XXXXXX	XXXXXXXXXXXXX	Credit	Guidelines	Active	2: Acceptable with Warnings	XXXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	The guidelines page XXX required the borrower to own the property for a minimum of XXX months prior to a cash out refinance. The subject property was obtained XX/XX/XXXX and the subject cash out transaction closed XX/XX/XXXX. An exception was approved on page 429 of the loan file.	XX% LTV is below the maximum XX% LTV by XX%.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
DSCR ratio of XXXXXXXXX exceeds the minimum requirement of 0 by XXXXXXXXX points.
													XXXXXXXXX mortgage history for 82 months.
XXXX	4350098916	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl R)	The file was missing the credit report.			XX/XX/XXXX: resolved. Lender provided the CBR	XX/XX/XXXX: resolved. Lender provided the CBR
XXXX	4350098916	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Unable to verify all credit obligations (ATR)	* Unable to verify all credit obligations (ATR) (Lvl R)	The file was missing the credit report. Unable to verify credit obligations.			XX/XX/XXXX: resolved. lender provided CBR	XX/XX/XXXX: resolved. lender provided CBR
XXXX	4350098916	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Missing credit report	* Missing credit report (Lvl R)	The file was missing the credit report.			XX/XX/XXXX resolved: lender provided CBR	XX/XX/XXXX resolved: lender provided CBR
XXXX	4350098916	XXXXXX	XXXXXXXXXXXXX	Compliance	Compliance	Resolved	Resolved	XXXX	ComplianceEase State Regulations Test Failed	* ComplianceEase State Regulations Test Failed (Lvl R)	This loan failed the per diem interest amount test. (CA Bus. Prof. Code §29XXX.5) The per diem interest amount charged on the loan (XXX) exceeds the per diem interest charge or credit threshold (XXX). PLEASE NOTE: An additional XXX buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. The violation may be cured by providing a PCCD with the true disbursement date and the final charged per-diem amount and/or providing the method used for calculating daily interest (XXXXXX0 and XXX pre-paid interest days per year were tested and both failed).	LOE, refund check, mailing label.	XX/XX/XXXX: Remains. Received XX/XX/XXXX PCCD. No changes were made. This loan failed the per diem interest amount test. (CA Bus. Prof. Code §29XXX.5) The per diem interest amount charged on the loan (XXX) exceeds the per diem interest charge or credit threshold (XXX). PLEASE NOTE: An additional XXXXbuffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. The violation may be cured by providing a PCCD with the true disbursement date and the final charged per-diem amount and/or providing the method used for calculating daily interest (XXXXXX0 and XXX pre-paid interest days per year were tested and both failed).

XX/XX/XXXX Remains. The information provided is not sufficient to cure the violation. The issue is on the disbursement date. According to the PCCD, the loan disbursed XX/XX/XXXX. The dates of the per-diem on page 2 (Section F line 0XXX) go from XX/XX/XXXX-XX/XX/XXXX; however, there is a charge instead of a credit. Therefore, the loan fails the per diem interest amount test. The test takes into consideration that the loan disbursed in XXXXXXXXXbut the first payment is in XXXXXXXXX and no credit was given for the first XX days of XXXXXXXXX. If the PCCD is correct, the violation is valid and per-diem is XXX.XXXXXXabove threshold.

XX/XX/XXXX Cleared. The documentation submitted resolved the violation. Because the loan had a violation at time of funding, this is EV2.
XX/XX/XXXX: Remains. Received XX/XX/XXXX PCCD. No changes were made. This loan failed the per diem interest amount test. (CA Bus. Prof. Code §29XXX.5) The per diem interest amount charged on the loan (XXX) exceeds the per diem interest charge or credit threshold (XXX). PLEASE NOTE: An additional XXXXbuffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. The violation may be cured by providing a PCCD with the true disbursement date and the final charged per-diem amount and/or providing the method used for calculating daily interest (XXXXXX0 and XXX pre-paid interest days per year were tested and both failed).

XX/XX/XXXX Remains. The information provided is not sufficient to cure the violation. The issue is on the disbursement date. According to the PCCD, the loan disbursed XX/XX/XXXX. The dates of the per-diem on page 2 (Section F line 0XXX) go from XX/XX/XXXX-XX/XX/XXXX; however, there is a charge instead of a credit. Therefore, the loan fails the per diem interest amount test. The test takes into consideration that the loan disbursed in XXXXXXXXXbut the first payment is in XXXXXXXXX and no credit was given for the first XX days of XXXXXXXXX. If the PCCD is correct, the violation is valid and per-diem is XXX.XXXXXXabove threshold.

XX/XX/XXXX Cleared. The documentation submitted resolved the violation. Because the loan had a violation at time of funding, this is EV2.

XXXX	4350098916	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)	The file was missing the credit report. Unable to calculate DTI ratio.			XX/XX/XXXX: resolved. Lender provided CBR	XX/XX/XXXX: resolved. Lender provided CBR
XXXX	4350098917	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy reXXXects an insured amount of XXX55,000, which is less than the loan amount of XXX		XX/XX/XXXX: Finding Resolved. The lender provided evidence of title.	XX/XX/XXXX: Finding Resolved.	XX/XX/XXXX: Finding Resolved.
XXXX	4350098917	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Waived	Waived	XXXX	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl W)	Per applicable guidelines, page 19, the loan LTV maximum is XX% on vacant properties (5% reduction on vacant property). The Loan file closed at XXX%. An exception is on file for LTV and over XX loans for borrowers.	XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.
DSCR ratio of XXX exceeds the minimum requirement of XXX by .XXX points.
XXX in verified pre-closing reserves exceed the minimum required of XXX exceeds the minimum by XXX months over the required minimum.
UCDP Score XXX.
Property vacant due to completion of Renovation using own funds, with no other mortgage payoffs at closing.
														XX/XX/XXXX: Finding Waived. Lender Provided pre-closing Exception Approval Form with Exceptions/Compensating factors, (1) 5% LTV Exception, (2) Over 5 loans for this borrower. The compensating factors were (1) Depth of Credit: Prior Housing History, and (2) Reserves Exceed Guideline Requirements.	XX/XX/XXXX: Finding Waived; Final Grade EV2/B for less than 5% ltv Exception	XX/XX/XXXX: Finding Waived; Final Grade EV2/B for less than 5% ltv Exception
XXXX	4350098917	XXXXXX	XXXXXXXXXXXXX	Credit	Eligibility	Waived	Waived	XXXX	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	Per applicable guidelines, page 19, the loan LTV maximum is XX% on vacant properties (XX% reduction on vacant property). The Loan file closed at XX%. An exception is on file for LTV and over X loans for borrowers.	XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.
DSCR ratio of 1.2XXX exceeds the minimum requirement of XXX by XXX points.
XXXin verified pre-closing reserves exceed the minimum required of XXX,XXXXXX.XXX exceeds the minimum by XXX months over the required minimum.
UCDP Score XXX.
													Property vacant due to completion of Renovation using own funds, with no other mortgage payoffs at closing.	XX/XX/XXXX: Finding Waived. Lender Provided pre-closing Exception Approval Form with Exceptions/Compensating factors, (1) XX% LTV Exception, (2) Over XX loans for this borrower. The compensating factors were (1) Depth of Credit: Prior Housing History, and (2) Reserves Exceed Guideline Requirements.	XX/XX/XXXX: Finding Waived; Final Grade EVXXX/C. XX/XX/XXXX2 Upon review of loan file and compensating factors Final Grade EV2/B	XX/XX/XXXX: Finding Waived; Final Grade EVXXX/C. XX/XX/XXXX2 Upon review of loan file and compensating factors Final Grade EV2/B
XXXX	4350098917	XXXXXX	XXXXXXXXXXXXX	Credit	Eligibility	Waived	Waived	XXXX	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl W)	Per applicable guidelines, page 19, the loan LTV maximum is XX% on vacant properties (XX% reduction on vacant property). The Loan file closed at XX%. An exception is on file for LTV and over XX loans for borrowers.	XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.
DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points.
XXXin verified pre-closing reserves exceed the minimum required of XXX exceeds the minimum by XXX months over the required minimum.
UCDP Score XXX.
													Property vacant due to completion of Renovation using own funds, with no other mortgage payoffs at closing.	XX/XX/XXXX: Finding Waived. Lender Provided pre-closing Exception Approval Form with Exceptions/Compensating factors, (1) XX% LTV Exception, (2) Over XX loans for this borrower. The compensating factors were (1) Depth of Credit: Prior Housing History, and (2) Reserves Exceed Guideline Requirements.	XX/XX/XXXX: Finding Waived; Final Grade EV2/B for less than 5% ltv/CLTV Exception	XX/XX/XXXX: Finding Waived; Final Grade EV2/B for less than 5% ltv/CLTV Exception
XXXX	4350098919	XXXXXX	XXXXXXXXXXXXX		Credit	Underwriting	Resolved	Resolved	XXXX	Transmittal (XXX8) is Missing	* Transmittal (XXX8) is Missing (Lvl R)	The Transmittal (XXX8) is missing. The file does have an Approval Certificate, p. 521 but it does not show the correct loan amount.			XX/XX/XXXX: Resolved. An updated XXXXXXhas been provided showing original loan amount of XXX.	XX/XX/XXXX: Resolved. An updated XXXXXXhas been provided showing original loan amount of XXX.
XXXX	4350098920	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	The borrower has verified assets of XXX, which is not sufficient to close and meet reserve requirements. The loan file contains a gift letter for XXX fromXXX (uncle) dated XXX/XX/XX/XXXX (p.229); however, there is no evidence of receipt of this gift. There is a wire receipt (p.225) in the amount of XXX to the escrow company dated XX/XX/XXXX (p.225-22XXX); however, the wire shows the funds came from XXXXXXXXX. There is another wire receipt (p.221-22XXX) showing funds of XXXpaid to the escrow company from XXXXXXXXX; however, there is no gift letter to verify relationship or donor ability. The final CD (p.XXX1) does not reXXXect the receipt of either wire; therefore, without the property documentation and verification of funds, they were not used in audit.	DTI is XX% below maximum DTI of XX%. XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points. Borrower has XXX residual income after all expenses.	XX/XX/XXXX: Remains. Received wire receipt showing funds of XXXpaid to the escrow company from XXXXXXXXX; however, there is no gift letter to verify relationship or donor ability. Need gift letter from XXXXXXXXX to verify relationship and donor ability. The wire receipt in the amount of XXX to the escrow company dated XX/XX/XXXX shows the funds came from XXXXXXXXX which does not match the gift letter that states the donor isXXX (uncle). In addition, need the final CD reXXXecting the wires received.

XX/XX/XXXX: Remains. Received LOX for funds coming from XXXXXXXXX which is the joint account with XXXXXXXXX (uncle). Need gift letter from XXXXXXXXX to verify relationship and donor ability and the final CD reXXXecting the wires received.

XX/XX/XXXX: Resolved. Received email from title company stating funds of XXX were credited to the wrong account and have been removed (gift letter from XXXXXXXXX is resolved). Received gift letter XXX from XXXXXXXXX and XXXXXXXXX stating funds were being gifted from XXXXXXXXX. A copy of a voided check was also provided to show the account funds were gifted from isXXXXXXXXX this account number matches the wire receipt. The wire receipt shows the donor name of XXXXXXXXX and funds from XXXXXXXXX. The voided check received from XXXXXXXXX shows account holder name of XXXXXXXXX. UW able to match up the donor account and donor name with the wire receipt and the voided check. The final CD received supports XXX funds received and applied.	XX/XX/XXXX: Remains. Received wire receipt showing funds of XXXpaid to the escrow company from XXXXXXXXX; however, there is no gift letter to verify relationship or donor ability. Need gift letter from XXXXXXXXX to verify relationship and donor ability. The wire receipt in the amount of XXX to the escrow company dated XX/XX/XXXX shows the funds came from XXXXXXXXX which does not match the gift letter that states the donor isXXX (uncle). In addition, need the final CD reXXXecting the wires received.

XX/XX/XXXX: Remains. Received LOX for funds coming from XXXXXXXXX which is the joint account with XXXXXXXXX (uncle). Need gift letter from XXXXXXXXX to verify relationship and donor ability and the final CD reXXXecting the wires received.

																XX/XX/XXXX: Resolved. Received email from title company stating funds of XXX were credited to the wrong account and have been removed (gift letter from XXXXXXXXX is resolved). Received gift letter XXX from XXXXXXXXX and XXXXXXXXX stating funds were being gifted from XXXXXXXXX. A copy of a voided check was also provided to show the account funds were gifted from isXXXXXXXXX this account number matches the wire receipt. The wire receipt shows the donor name of XXXXXXXXX and funds from XXXXXXXXX. The voided check received from XXXXXXXXX shows account holder name of XXXXXXXXX. UW able to match up the donor account and donor name with the wire receipt and the voided check. The final CD received supports XXX funds received and applied.
XXXX	4350098920	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	SSN check on the credit report reXXXects an alert (pXXX4) that has not been addressed. There is a copy of his social security card, but there is not verification of validation.	XX/XX/XXX Received SS Card.	XX/XX/XXXX: Remains. SS Card provide but date is cut off and there is no verification of validation.
XX/XX/XXXX: Remains. SS card in file states valid for work only with DHS authorization and the date is cut off and missing verification of validation per the credit report.
XX/XX/XXXX: Remains. Lender provided Employment authorization for the borrower expiring XX/XX/XXXX and SS card dated XX/XX/XXXX
XX/XX/XXXX Resolved
XX/XX/XXXX: Remains. SS Card provide but date is cut off and there is no verification of validation.
XX/XX/XXXX: Remains. SS card in file states valid for work only with DHS authorization and the date is cut off and missing verification of validation per the credit report.
XX/XX/XXXX: Remains. Lender provided Employment authorization for the borrower expiring XX/XX/XXXX and SS card dated XX/XX/XXXX
XX/XX/XXXX Resolved

XXXX	4350098920	XXXXXX	XXXXXXXXXXXXX		Compliance	Compliance	Resolved	Resolved	XXXX	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The CD issued on XX/XX/XXXX does not reXXXect the correct Closing Date when compared to the notary signature date on the Security Instrument. The CD issued on XX/XX/XXXX does not reXXXect the correct Disbursement Date when compared to the XXXX Statement.		XX/XX/XXXX: Received PCCD dated XX/XX/XXXX	XX/XX/XXXX: Cleared. Received PCCD dated XX/XX/XXXX showing corrected closing and disbursement dates.	XX/XX/XXXX: Cleared. Received PCCD dated XX/XX/XXXX showing corrected closing and disbursement dates.
XXXX	4350098920	XXXXXX	XXXXXXXXXXXXX		Compliance	Disclosures	Resolved	Resolved	XXXX	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The transaction funded prior to consummation. Per the CD issued XX/XX/XXXX, the transaction funded on XX/XX/XXXX; however, consummation took place on XX/XX/XXXX. The defect can be resolved by providing the true funding date.			XX/XX/XXXX: Cleared. Received PCCD dated XX/XX/XXXX showing corrected closing and disbursement dates.	XX/XX/XXXX: Cleared. Received PCCD dated XX/XX/XXXX showing corrected closing and disbursement dates.
XXXX	4350098920	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Missing Doc	* Missing Doc (Lvl R)	The loan approval (p.XXXXXX) reXXXects the documentation type as XXX-Mo. Business statements; however, the file contains XXX-months personal statements.	XX/XX/XXXX: Resolved. Received statement from the lender stating tThis is a “XXX months Statement” Program using Personal statements Review method.
The borrower is Self-Employed and contracted by “XXXXXXXXX” as a XXXXXX Employee. We have copies of several revenue checks coming from “XXXXXXXXX: to support the deposits to the Personal Account. We also have a CPA Letter stating letter stating XXX% of his business.	XX/XX/XXXX: Resolved. Received statement from the lender stating tThis is a “XXX months Statement” Program using Personal statements Review method.
																The borrower is Self-Employed and contracted by “XXXXXXXXX” as a XXXXXX Employee. We have copies of several revenue checks coming from “XXXXXXXXX: to support the deposits to the Personal Account. We also have a CPA Letter stating letter stating XXX% of his business.
XXXX	4350098920	XXXXXX	XXXXXXXXXXXXX		Credit	Title Issue	Resolved	Resolved	XXXX	Title issue	* Title issue (Lvl R)	The preliminary title Schedule B, #11 reXXXects a judgment with County of XXXX Department of Child Support and the loan file does not contain verification this has been removed.	DTI is XX% below maximum DTI of XX%. XXX02 Representative credit score exceeds the minimum required credit score of XXX by XX Points. Borrower has XXX residual income after all expenses.		XXX/XX/XXXX: Resolved. Received updated title policy for the subject property with no judgement	XXX/XX/XXXX: Resolved. Received updated title policy for the subject property with no judgement
XXXX	4350098920	XXXXXX	XXXXXXXXXXXXX	Compliance	Compliance	Resolved	Resolved	XXXX	ComplianceEase State Regulations Test Failed	* ComplianceEase State Regulations Test Failed (Lvl R)	This loan failed the per diem interest amount test. (CA Bus. Prof. Code §29XXX.5) The per diem interest amount charged on the loan (XXX) exceeds the per diem interest charge or credit threshold (XXX). PLEASE NOTE: An additional XXXX buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page	LOE, refund check and mailing label	XX/XX/XXXX Remains. Ran testing at XXXXXX0 days (daily interest XXX @ XX% = XXX). The per diem interest amount charged exceeds the threshold of XXX by XXXX, 2 interim interest paid days at XXX. The total listed on the PCCD is collecting for XXX days, however the interim number of days is XXX. If the disbursement date and/or the total prepaid interest collected are inaccurate on PCCD dated XX/XX/XXXX, providing the correct information may cure the violation.

XX/XX/XXXX Cleared. The documentation submitted resolved the violation.	XX/XX/XXXX Remains. Ran testing at XXXXXX0 days (daily interest XXX @ XX% = XXX). The per diem interest amount charged exceeds the threshold of XXX by XXXX, 2 interim interest paid days at XXX. The total listed on the PCCD is collecting for XXX days, however the interim number of days is XXX. If the disbursement date and/or the total prepaid interest collected are inaccurate on PCCD dated XX/XX/XXXX, providing the correct information may cure the violation.

																XX/XX/XXXX Cleared. The documentation submitted resolved the violation.
XXXX	4350098920	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Guidelines	* Missing Documentation (Lvl R)	The borrower is a permanent resident alien, and the loan file does not contain valid Permanent Resident Alien card. There is a Work Authorization card (p.XXXXXX); however, this does not verify Permanent Resident status.	XX/XX/XXXX Work authorization card has an expiration date 09/XXX/XXXX which is valid at time of origination.	XXX/21/XXXX: Remains. Lender provided Employment authorization for the borrower expiring XX/XX/XXXX and is not a permanent resident alien card

XX/XX/XXXX: Remains. Lender guidelines (pg 11) Permanent Resident Alien must provide one of the following: Alien Registration Card I-XXX1 (Green Card), Alien Registration Card I-551 (Resident Alien/Green Card) that does not have an expiration date, Alien Registration Card I-551 (Conditions Resident Alien Card) that has an expiration date as well as a copy of the filed INS Form I-XXX51 (petition to remove conditions), or Non-expired foreign passport that has a non-expired stamp (valid for at least three (XXX) years) must contain the following language: “Processed for I-551 Temporary Evidence of LaXXXul Admission for Permanent Residence. Valid until <<Date>>. Employment authorized”

XX/XX/XXXX: Remains. Lender provided Employment authorization for the borrower expiring XX/XX/XXXX and SS card dated XX/XX/XXXX

XX/XX/XXXX Resolved	XXX/21/XXXX: Remains. Lender provided Employment authorization for the borrower expiring XX/XX/XXXX and is not a permanent resident alien card

XX/XX/XXXX: Remains. Lender guidelines (pg 11) Permanent Resident Alien must provide one of the following: Alien Registration Card I-XXX1 (Green Card), Alien Registration Card I-551 (Resident Alien/Green Card) that does not have an expiration date, Alien Registration Card I-551 (Conditions Resident Alien Card) that has an expiration date as well as a copy of the filed INS Form I-XXX51 (petition to remove conditions), or Non-expired foreign passport that has a non-expired stamp (valid for at least three (XXX) years) must contain the following language: “Processed for I-551 Temporary Evidence of LaXXXul Admission for Permanent Residence. Valid until <<Date>>. Employment authorized”

XX/XX/XXXX: Remains. Lender provided Employment authorization for the borrower expiring XX/XX/XXXX and SS card dated XX/XX/XXXX

																XX/XX/XXXX Resolved
XXXX	4350098920	XXXXXX	XXXXXXXXXXXXX	Credit	Credit Worthiness	Active	2: Acceptable with Warnings	XXXX	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than XXX months (Lvl 2)	The borrower currently rents per the loan application, with a rent payment of XXX/month. The loan file contains a private VOR as well as a letter from his company that states his rent is paid directly from his salary and a report showing payments made from XX/XX/XXXX (p.XXXXXX); however, per the lease (p.XXX4), the monthly rent is XXX starting XX/XX/XXXX and the prior lease was XXX (p.XXX8) and none of the payment amounts are consistent to meet the rent amount required.	DTI is XX% below maximum DTI of XX%.
XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points. (XXXactive trade lines over the last two years all in good standing)
Borrower has XXX residual income after all expenses.
XXX.5 months XXX PITI reserves
XX/XXXXXX: Remains. Received the VOR, LOE from business and salary report that was reviewed with the original loan file. The salary print out showing rent payments deducted are only once a month and not bi-weekly as stated in the LOE from the employer. None of the payment amounts are consistent to meet the rent amount required. XX/XX/XXXX: Remains. Received request to review the housing rental history through two sources, Zelle payments and the employer paying the rent directly for the borrower out of his earnings. The payments for housing must show 0 x XXX for the previous XXX months per guidelines. The payments using both sources are inconsistent and do not support XXX monthly being paid as the lease in file dictates. The following months payments are not reXXXective of XXX monthly XX/XX/XXX, XX/XX/XXX, XXX,XXX/21,XX/XX/XXXX,XX/XX/XXX.
XX/XX/XXXX: Downgraded to a Level 2 exception based on compensating factors.	XX/XXXXXX: Remains. Received the VOR, LOE from business and salary report that was reviewed with the original loan file. The salary print out showing rent payments deducted are only once a month and not bi-weekly as stated in the LOE from the employer. None of the payment amounts are consistent to meet the rent amount required. XX/XX/XXXX: Remains. Received request to review the housing rental history through two sources, Zelle payments and the employer paying the rent directly for the borrower out of his earnings. The payments for housing must show 0 x XXX for the previous XXX months per guidelines. The payments using both sources are inconsistent and do not support XXX monthly being paid as the lease in file dictates. The following months payments are not reXXXective of XXX monthly XX/XX/XXX, XX/XX/XXX, XXX,XXX/21,XX/XX/XXXX,XX/XX/XXX.
																XX/XX/XXXX: Downgraded to a Level 2 exception based on compensating factors.
XXXX	4350098926	XXXXXX	XXXXXXXXXXXXX		Valuation	Value	Resolved	Resolved	XXXX	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Confidence score of XXX5 does not meet Fitch requirement of XXX or greater. Additional third party valuation product required.		XX/XX/XXXX Post fund Desk Review supports value.	XX/XX/XXXX Exception resolved.	XX/XX/XXXX Exception resolved.
XXXX	4350098927	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Final XXXXXX is Missing	* Final XXXXXX is Missing (Lvl R)	Final XXXXXX is missing first 2 pages in file.			XX/XX/XXXX: Resolved. Received all pages of the final signed XXXXXX.	XX/XX/XXXX: Resolved. Received all pages of the final signed XXXXXX.
XXXX	4350098927	XXXXXX	XXXXXXXXXXXXX	Compliance	Doc Issue	Resolved	Resolved	XXXX	ROR funding date before end of required rescission	* ROR funding date before end of required rescission period (Lvl R)	This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §XXX2XXX.23(a)(3) , traXXXXerred from 12 CFR §22XXX.23(a)(3) ), Open-end ( 12 CFR §XXX2XXX.XXX(a)(3) , traXXXXerred from 12 CFR §22XXX.XXX(a)(3) ) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §XXX2XXX.23 or §XXX2XXX.XXX, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.	XX/XX/XXXX Remains. The ROR sent does not agree with the final CD and ALTA Settlement Statement. A revised PCCD may resolve the violation.

XX/XX/XXXX Cleared. The documentation provided is sufficient to cure the violation.	XX/XX/XXXX Remains. The ROR sent does not agree with the final CD and ALTA Settlement Statement. A revised PCCD may resolve the violation.

																XX/XX/XXXX Cleared. The documentation provided is sufficient to cure the violation.
XXXX	4350098927	XXXXXX	XXXXXXXXXXXXX		Compliance	Compliance	Active	2: Acceptable with Warnings	XXXX	Missing TRID Reimbursement Documentation (for requ	* Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) (Lvl 2)	This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than XXX0 calendar days after the consummation date, XX/XX/XXXX. Per § XXX2XXX.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reXXXects the reimbursement no later than XXX0 calendar days after consummation. No rebuttal response required. Cure accepted XXX0 days from discovery.
XXXX	4350098932	XXXXXX	XXXXXXXXXXXXX	Credit	Guidelines	Resolved	Resolved	XXXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	Guidelines state that the existing lease is required if the appraisal reXXXects that the property is tenant occupied. Appraisal indicates property is tenant occupied. Lease is missing from the loan file.	XXXX months Reserves exceeds the minimum XX months required by XXX months.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
DSCR ratio of XXX exceeds the minimum requirement of XXX  by XXX points.
														The lender provided an AirBNB lease for subject property.	XX/XX/XXXX finding resolved.	XX/XX/XXXX finding resolved.
XXXX	4350098932	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl R)	The guidelines, page 19 & 20 Novice Investors, does not allow for a Cash Out transaction. Borrowers have owned 1 property for twelve (XXX) months during the last XXXXXX months and recently purXXXd their primary residence (XX/XX/XXXX), housing history for prior rental provided. Lender exception in loan file located on page XXX4. Credit history does not meet guidelines.	XXXX months Reserves exceeds the minimum XX months required by XXX months.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
DSCR ratio of XXX exceeds the minimum requirement of XXX  by XXX points.
														The lender provided an AIBNB lease history.	XX/XX/XXXX the guidelines read that a novice investor must have owned a property for XXX months time within the last XXXXXX months. Borrower has owned property XXX months within XXXXXX months. Exception deleted.	XX/XX/XXXX the guidelines read that a novice investor must have owned a property for XXX months time within the last XXXXXX months. Borrower has owned property XXX months within XXXXXX months. Exception deleted.
XXXX	4350098934	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	The final XXXXXX pXXXXXX shows X mortgages on the investment property at XXXXXXXXX with XXXFinancial with a balance of XXX and XXX monthly payment and XXXXXXXXXwhich says New Loan with a balance of XXX and XXX monthly payment. The final XXXXXX is using a rental loss of XXX so it appears the XXXFinancial mortgage was refinanced to the new loan with XXXXXXXXXLending. The loan file is missing the term documents for the new mortgage with XXXXXXXXXmortgage in the amount of XXX and proof the XXXFinancial mortgage was paid off. Audit only used the new loan with XXXXXXXXXin the DTI.	XX/XX/XXXX: Remains. Received final CD for subject property listing proof the XXXFinancial mortgage was paid off with the Refinance. Loan amount being XXX with a PITI payment of XXX. The loan file is missing the term documents for the new mortgage with XXXXXXXXXmortgage in the amount of XXX.

XX/XX/XXXX: Resolved. CD for refinance documents terms. PITI is XXXXXX01.XXX0	XX/XX/XXXX: Remains. Received final CD for subject property listing proof the XXXFinancial mortgage was paid off with the Refinance. Loan amount being XXX with a PITI payment of XXX. The loan file is missing the term documents for the new mortgage with XXXXXXXXXmortgage in the amount of XXX.

																XX/XX/XXXX: Resolved. CD for refinance documents terms. PITI is XXXXXX01.XXX0
XXXX	4350098934	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Guidelines	* Missing Documentation (Lvl R)	The final XXXXXX pXXX2 to 40XXX shows rental income being used for the subject property, forXXXXXXXXX and for XXXXXXXXX. Guidelines pXXX state rental income from other properties must be documented with the borrower’s most recent signed federal income tax return that includes Schedule E. Lease are required for all properties where rental income is being used to qualify. The loan file is missing the most recent signed federal income tax return that includes Schedule E AND the lease for XXXXXXXXX.			XX/XX/XXXX: Resolved. statement program does not require tax returns for rental income. Only using rental income for XXXXXXXXX property and lease is in the loan file.	XX/XX/XXXX: Resolved. statement program does not require tax returns for rental income. Only using rental income for XXXXXXXXX property and lease is in the loan file.
XXXX	4350098935	XXXXXX	XXXXXXXXXXXXX	Compliance	Disclosures	Resolved	Resolved	XXXX	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The transaction funded prior to consummation. Per the CD issued XX/XX/XXXX, the transaction funded on XX/XX/XXXX; however, consummation took place on XX/XX/XXXX. The defect can be resolved by providing the true funding date.	XX/XX/XXXX Updated PCCD received along with email providing new disbursement date.	XX/XX/XXXX Remains. The documentation received was a initial disclosures package. This is not a cure for the violation. The transaction funded prior to consummation. Per the CD issued XX/XX/XXXX, the transaction funded on XX/XX/XXXX; however, consummation took place on XX/XX/XXXX. The defect can be resolved by providing the true funding date.

XX/XX/XXXX Cleared. PCCD received dated XX/XX/XXXX along with email providing new disbursement date of XX/XX/XXXX. This is sufficient to clear the finding.	XX/XX/XXXX Remains. The documentation received was a initial disclosures package. This is not a cure for the violation. The transaction funded prior to consummation. Per the CD issued XX/XX/XXXX, the transaction funded on XX/XX/XXXX; however, consummation took place on XX/XX/XXXX. The defect can be resolved by providing the true funding date.

																XX/XX/XXXX Cleared. PCCD received dated XX/XX/XXXX along with email providing new disbursement date of XX/XX/XXXX. This is sufficient to clear the finding.
XXXX	4350098935	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Occupancy- Potential Occupancy Misrepresentation	* Occupancy- Potential Occupancy Misrepresentation (Lvl R)	The subject is approved as a second home (p.XXXXXXXXX); however, the appraisal reXXXects it as tenant occupied and states “The subject is being used as a vacation rental and, while not updated, is very clean and is in move-in condition”. Additionally, the hazard insurance policy (p.XXXXXX) states the subject is Vacation/Short-Term Rental and contains Loss of Rents coverage.	XX% LTV is below the maximum XX% LTV by XX%.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
XXX (XXXmonths) reserves exceed the minimum required of XXX (XXX months) by XXX) months.

															XX/XX/XXXX: Resolved Guidelines on page XXX do not show that a home with short term rentals cannot be classified as a second home. It is not an ineligible property type.	XX/XX/XXXX: Resolved Guidelines on page XXX do not show that a home with short term rentals cannot be classified as a second home. It is not an ineligible property type.
XXXX	4350098935	XXXXXX	XXXXXXXXXXXXX	Credit	DTI	Resolved	Resolved	XXXX	DTI > XX%	* DTI > XX% (Lvl R)	XX/XX/XXXX reXXXects total qualifying income for the borrower of XXX consisting of self-employment with XXXXXXXXX, Inc in the amount of XXXand rental income in the amount of XXX. Origination income is not supported. Audit income isXXX from the business and no rental income. Per lender guidelines, Rental income may be included as a secondary income type and the following are required: • A copy of the lease(s) for the rental property AND • XXX) months of proof of the receipt of rental income and the deposits must be to a separate account - rental deposits to the business statements used in the business income analysis are not eligible AND • XX% of the verified monthly rental income can be used to offset the PITI of the rental property. If the deposits cannot be validated in a separate account, the full PITI of the rental unit must be included in the DTI calculation. The loan application reXXXects rental income for the properties located at XXXXXXXXX andXXXXXXXXX and rental loss after rental income of XXX for XXXXXXXXX for total rental income of XXX. The loan file contains the rental lease forXXXXXXXXX Ave and for XXXXXXXXX only; however, does not contain evidence of two months proof receipt of the rent; therefore, the rent cannot be used. Audit calculated using the full PITI for each property. This results in a DTI of XX%, which exceeds guideline maximum of XXX%.	XX% LTV is below the maximum XX% LTV by XX%.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
XXX (XXXmonths) reserves exceed the minimum required of XXX (XXX months) by XXX) months.

															XX/XX/XXXX: Remains. Received CD and XXXXXX for XXXXXXXXX but did not receive evidence of two months proof receipt of the rent	XX/XX/XXXX: Remains. Received CD and XXXXXX for XXXXXXXXX but did not receive evidence of two months proof receipt of the rent
XXXX	4350098935	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	The XXXXXX(p.XXXXXX4) and loan approval (p.XXXXXXXXX) reXXXect the loan amount of XXX; however, the Note amount is XXX,000.			XX/XX/XXXX: remains. Lender provided XXXXXXwith correct loan amount.	XX/XX/XXXX: remains. Lender provided XXXXXXwith correct loan amount.
XXXX	4350098935	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)	XX/XX/XXXX reXXXects total qualifying income for the borrower of XXX consisting of self-employment with XXXXXXXXX, Inc in the amount of XXXand rental income in the amount of XXX. Origination income is not supported. Audit income isXXX from the business and no rental income. Per lender guidelines, Rental income may be included as a secondary income type and the following are required: • A copy of the lease(s) for the rental property AND • XXX) months of proof of the receipt of rental income and the deposits must be to a separate account - rental deposits to the business statements used in the business income analysis are not eligible AND • XX% of the verified monthly rental income can be used to offset the PITI of the rental property. If the deposits cannot be validated in a separate account, the full PITI of the rental unit must be included in the DTI calculation. The loan application reXXXects rental income for the properties located at XXXXXXXXX andXXXXXXXXX and rental loss after rental income of XXX for XXXXXXXXX for total rental income of XXX. The loan file contains the rental lease forXXXXXXXXX Ave and for XXXXXXXXX only; however, does not contain evidence of two months proof receipt of the rent; therefore, the rent cannot be used. Audit calculated using the full PITI for each property. This results in a DTI of XX%, which exceeds guideline maximum of XXX%.	XX% LTV is below the maximum XX% LTV by XX%.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
XXX (XXXmonths) reserves exceed the minimum required of XXX (XXX months) by XXX) months.

XX/XX/XXXX: Resolved. statements validate receipt of rent for previous XXX months of XXXfor the property at XXXXXXXXX. Validation of the XXX monthly on property atXXXXXXXXX refi'dXX/XX/XXXX is verified on XXX statements.
XX/XX/XXXX: Resolved. statements validate receipt of rent for previous XXX months of XXXfor the property at XXXXXXXXX. Validation of the XXX monthly on property atXXXXXXXXX refi'dXX/XX/XXXX is verified on XXX statements.

XXXX	4350098935	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	The loan application reXXXects XXXXXXXXX is owned free and clear; however, no documentation was provided to verify this. Additionally, the loan application reXXXects XXXXXXXXX is secured by a mortgage of XXX with XXXXXXXXX with a mortgage payment of XXX, but there is no documentation in the file to support this. Finally, the loan application shows the property atXXXXXXXXX is secured by a mortgage with XXXfinancial (disclosed on credit report and statement in the file) and there is a new loan with XXXXXXXXXin the amount XXX. The loan file does not contain the final CD showing the payoff of XXXFinancial and verifying the new PITI of XXX with escrows included. Audit used the verified taxes and insurance for XXXXXXXXX, the loan application figure for XXX4 XXXXXXXXX Ave andXXXXXXXXX until the documentation can be provided.	XXX% LTV is below the maximum XX% LTV by XXXXXX%.
809 Representative credit score exceeds the minimum required credit score of XXXXXX0 by XXX9 Points.
XXX (XXXmonths) reserves exceed the minimum required of XXX (XXX months) by XXX) months.

															XX/XX/XXXX: remains. lender provided CD forXXXXXXXXX and property profile for XXXXXX2 Argyle S showing no mortgage on the property. Missing mortgage statement for XXXXXXXXX	XX/XX/XXXX: remains. lender provided CD forXXXXXXXXX and property profile for XXXXXX2 Argyle S showing no mortgage on the property. Missing mortgage statement for XXXXXXXXX
XXXX	4350098935	XXXXXX	XXXXXXXXXXXXX	Credit	Eligibility	Resolved	Resolved	XXXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	XX/XX/XXXX reXXXects total qualifying income for the borrower of XXX consisting of self-employment with XXXXXXXXX, Inc in the amount of XXXand rental income in the amount of XXX. Origination income is not supported. Audit income isXXX from the business and no rental income. Per lender guidelines, Rental income may be included as a secondary income type and the following are required: • A copy of the lease(s) for the rental property AND • XXX) months of proof of the receipt of rental income and the deposits must be to a separate account - rental deposits to the business statements used in the business income analysis are not eligible AND • XX% of the verified monthly rental income can be used to offset the PITI of the rental property. If the deposits cannot be validated in a separate account, the full PITI of the rental unit must be included in the DTI calculation. The loan application reXXXects rental income for the properties located at XXXXXXXXX andXXXXXXXXX and rental loss after rental income of XXX for XXXXXXXXX for total rental income of XXX. The loan file contains the rental lease forXXXXXXXXX Ave and for XXXXXXXXX only; however, does not contain evidence of two months proof receipt of the rent; therefore, the rent cannot be used. Audit calculated using the full PITI for each property. This results in a DTI of XX%, which exceeds guideline maximum of XXX%.	XXX% LTV is below the maximum XX% LTV by XXXXXX%.
809 Representative credit score exceeds the minimum required credit score of XXXXXX0 by XXX9 Points.
XXX (XXXmonths) reserves exceed the minimum required of XXX (XXX months) by XXX) months.

															XX/XX/XXXX: Remains. Received CD and XXXXXX for XXXXXXXXX but did not receive evidence of two months proof receipt of the rent	XX/XX/XXXX: Remains. Received CD and XXXXXX for XXXXXXXXX but did not receive evidence of two months proof receipt of the rent
XXXX	4350098935	XXXXXX	XXXXXXXXXXXXX	Credit	Guidelines	Resolved	Resolved	XXXX	Residual income does not meet guidelines	* Residual income does not meet guidelines (Lvl R)	Residual income requirement of XXXhas not been met as the total expenses are greater than the income as the rental income could not be used in audit.	XXX% LTV is below the maximum XX% LTV by XXXXXX%.
809 Representative credit score exceeds the minimum required credit score of XXXXXX0 by XXX9 Points.
XXX (XXXmonths) reserves exceed the minimum required of XXX (XXX months) by XXX) months.

XX/XX/XXXX : remains. Lender provided income calculation snapshot. Unable to clear condition because DTI finding regarding rental income ineligibilty has not been address
XX/XX/XXXX: Resolved. Residual income has increase with validation of rental income used for qualification and exceeds requirement of XXXwith XXX monthly.	XX/XX/XXXX : remains. Lender provided income calculation snapshot. Unable to clear condition because DTI finding regarding rental income ineligibilty has not been address
																XX/XX/XXXX: Resolved. Residual income has increase with validation of rental income used for qualification and exceeds requirement of XXXwith XXX monthly.
XXXX	4350098936	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	XXXX	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl 2)	XXXXXXXXXDSCR Guidelines dated XX/XX/XXXX page XXX states that loan amount under XXX and DSCR under XXX with credit score of XXX and above has LTV/CLTV max for purXXX capped at XX% and after review of file, the LTV/CLTV is XX% with this loan so therefore is ineligible based on most recent guidelines.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
XXX reserves exceed the minimum required of XXX exceeds the minimum by XXX months over the required minimum.
XXXXXXXXX mortgage history for XXX months.	XX/XX/XXXX: The Lender provided an Exception Approval Form dated XX/XX/XXXX approving: Other Exception Type: Use Rental Agreement in Lieu of XXXXXX. The form did not include any Comp Factors.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
														XXX reserves exceed the minimum required of XXX exceeds the minimum by XXX months over the required minimum.	XX/XX/XXXX: Remains. Received a LOE for rents used in application. Documentation for LTV still outside. XX/XX/XXXX: Finding Waiver Applied; Final Grade EV 2/B	XX/XX/XXXX: Remains. Received a LOE for rents used in application. Documentation for LTV still outside. XX/XX/XXXX: Finding Waiver Applied; Final Grade EV 2/B
XXXX	4350098936	XXXXXX	XXXXXXXXXXXXX	Credit	Eligibility	Active	2: Acceptable with Warnings	XXXX	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl 2)	XXXXXXXXXDSCR Guidelines dated XX/XX/XXXX page 4 states that loan amount under XXX and DSCR under XXX with credit score of XXX and above has LTV/CLTV max for purXXX capped at XX% and after review of file, the LTV/CLTV is XX% with this loan so therefore is ineligible based on most recent guidelines.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
XXX reserves exceed the minimum required of XXX exceeds the minimum by XXX months over the required minimum.
													XXXXXXXXX mortgage history for XXX months.	XX/XX/XXXX: The Lender provided an Exception Approval Form dated XX/XX/XXXX approving: Other Exception Type: Use Rental Agreement in Lieu of XXXXXX. The form did not include any Comp Factors.	XX/XX/XXXX: Remains. Received a LOE for rents used in application. Documentation for LTV still outside. XX/XX/XXXX: Finding Waiver Applied; Final Grade EV 2/B	XX/XX/XXXX: Remains. Received a LOE for rents used in application. Documentation for LTV still outside. XX/XX/XXXX: Finding Waiver Applied; Final Grade EV 2/B
XXXX	4350098936	XXXXXX	XXXXXXXXXXXXX	Credit	Eligibility	Active	2: Acceptable with Warnings	XXXX	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl 2)	XXXXXXXXXDSCR Guidelines dated XX/XX/XXXX page 4 states that loan amount under XXX,000 and DSCR under XXX with credit score of XXX and above has LTV/CLTV max for purXXX capped at XX% and after review of file, the LTV/CLTV is XX% with this loan so therefore is ineligible based on most recent guidelines.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
XXX reserves exceed the minimum required of XXX exceeds the minimum by XXX months over the required minimum.
XXXXXXXXX mortgage history for XXX months.	XX/XX/XXXX: The Lender provided an Exception Approval Form dated XX/XX/XXXX approving: Other Exception Type: Use Rental Agreement in Lieu of XXXXXX. The form did not include any Comp Factors.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
														XXX reserves exceed the minimum required of XXX exceeds the minimum by XXX months over the required minimum.	XX/XX/XXXX: Remains. Received a LOE for rents used in application. Documentation for LTV still outside. XX/XX/XXXX: Finding Waiver Applied; Final Grade EV 2/B	XX/XX/XXXX: Remains. Received a LOE for rents used in application. Documentation for LTV still outside. XX/XX/XXXX: Finding Waiver Applied; Final Grade EV 2/B
XXXX	4350098938	XXXXXX	XXXXXXXXXXXXX	Compliance	Compliance	Resolved	Resolved	XXXX	ComplianceEase State Regulations Test Failed	* ComplianceEase State Regulations Test Failed (Lvl R)	This loan failed the per diem interest amount test. (CA Bus. Prof. Code §29XXX.5) The per diem interest amount charged on the loan (XXX08.XXXXXX) exceeds the per diem interest charge or credit threshold (XXXXXX.XXXXXX).	the investor is using XXXX days per year instead of XXX days per year for the per diem calculation. XXXis the most coming calc method on conventional loans and is what we have always used.	XX/XX/XXXX: Remains. Received XXX/22 LOX and XX/XX/XXXX CD. This loan failed the per diem interest amount test. (CA Bus. Prof. Code §29XXX.5) The per diem interest amount charged on the loan (XXX.XXXXXX) exceeds the per diem interest charge or credit threshold (XXXXXX.XXXXXX).

XX/XX/XXXX Cleared. The information provided is sufficient to cure the violation.
XX/XX/XXXX: Remains. Received XXX/22 LOX and XX/XX/XXXX CD. This loan failed the per diem interest amount test. (CA Bus. Prof. Code §29XXX.5) The per diem interest amount charged on the loan (XXX.XXXXXX) exceeds the per diem interest charge or credit threshold (XXXXXX.XXXXXX).

XX/XX/XXXX Cleared. The information provided is sufficient to cure the violation.

XXXX	4350098938	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The preliminary title p.XXXXXX does not reXXXect a policy amount. The Note p.XXX1XXXreXXXect a loan amount of XXX. Provide a title supplement or final title policy verifying the title policy amount is sufficient for the loan amount.			XX/XX/XXXX: Resolved. Received supplemental title report for the subject property for the loan amount of XXX	XX/XX/XXXX: Resolved. Received supplemental title report for the subject property for the loan amount of XXX
XXXX	4350098941	XXXXXX	XXXXXXXXXXXXX		Credit	Guidelines	Active	2: Acceptable with Warnings	XXXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	There is an approved exception in the file (Pg XXX95) due to the overdrafts appearing on the Borrowers business statements. Compensating factors were noted as due to the Borrower being in business for >XXX years and Borrower contribution exceeded the guideline requirement by =/> XX%.	Borrower in business for >XX years XX.XXX Months reserves verified XXXXXXXXXxXXX2 months on investment property XXXXXXXXXxXXX months consumer credit
XXXX	4350098943	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	The file was missing documentation of hazard insurance for the subject property.			XXX/XXX/XXXX: Resolved. Received HOI for subject property.	XXX/XXX/XXXX: Resolved. Received HOI for subject property.
XXXX	4350098943	XXXXXX	XXXXXXXXXXXXX		Compliance	Compliance	Resolved	Resolved	XXXX	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XXX CFR §XXX2XXX.19(e)(XXX)(i)) The increase to the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).		XX/XX/XXXX: Received COC, XX/XX/XXXX LE	XX/XX/XXXX: Cleared. Received COC, XX/XX/XXXX LE	XX/XX/XXXX: Cleared. Received COC, XX/XX/XXXX LE
XXXX	4350098943	XXXXXX	XXXXXXXXXXXXX	Credit	Eligibility	Active	2: Acceptable with Warnings	XXXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl 2)	DTI of XX% exceeds guideline XXX%. This is a purXXX of a primary residence, borrowers current housing is rent free; however he owns two additional investment homes and the credit reXXXects a mortgage well paid for XXXXXX months. The final DTI is XXX% and the borrowers payment shock from prior mortgages to the subject is XXX%. An exception from the lender in the file dated XX/XX/XXXX, listed the following two compensating factors, borrower contributions exceed guidelines by XX% or more and reserves exceed guideline requirements.	XX% CLTV is below the maximum of XX% by XX%.
XXX credit score exceeds the minimum required of XXX by XXX points
Residual income of XXX monthly after all expenses
													XXX months prior well paid mortgage history		Exception Remains - Final Grade EV2/B	Exception Remains - Final Grade EV2/B
XXXX	4350098944	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The Title Commitment indicates insurance of XXX which is less than the loan amount of XXX.			XX/XX/XXXX: Resolved. Received Title Commitment with insured amount of XXX40,XXX.	XX/XX/XXXX: Resolved. Received Title Commitment with insured amount of XXX40,XXX.
XXXX	4350098944	XXXXXX	XXXXXXXXXXXXX		Credit	Assets Insufficient	Resolved	Resolved	XXXX	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)	Per the XXXXXX, net proceeds from sale of home is listed as a source of funds for closing. The loan file has a preliminary CD from the sale of XXX XXXXXXXXX showing proceeds to the borrower of XXX. The loan file is missing the documentation showing the borrower received and deposited the funds.			XX/XX/XXXX: Resolved. The lenders condition has been received and reviewed. The Lender provided an email from XXXXXXXXXshowing the receipt of funds of XXX. The file now contains a final executed CD reXXXecting borrowers sold property XXX XXXXXXXXX Closing date XX/XX/XXXX.	XX/XX/XXXX: Resolved. The lenders condition has been received and reviewed. The Lender provided an email from XXXXXXXXXshowing the receipt of funds of XXX. The file now contains a final executed CD reXXXecting borrowers sold property XXX XXXXXXXXX Closing date XX/XX/XXXX.
XXXX	4350098944	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	The loan was underwritten using XX month business statements for income. The loan file has XXX months of statements and is missing all pages of the June 2020 statement from XXX #XXXX supporting usable deposits of XXX			XX/XX/XXXX: Resolved. Received XX/XX/XXXX statement supporting usable deposits of XXX.	XX/XX/XXXX: Resolved. Received XX/XX/XXXX statement supporting usable deposits of XXX.
XXXX	4350098944	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	Per the XXXXXX, the assets are listed as XXX #XXX with a balance of XXX. The loan file is missing the statement for XXX #XXX.			Per the XXXXXX, net proceeds from sale of home is listed as a source of funds for closing. The loan file has a preliminary CD from the sale of XXX XXXXXXXXX showing proceeds to the borrower of XXX. The loan file is missing the documentation showing the borrower received and deposited the funds.	Per the XXXXXX, net proceeds from sale of home is listed as a source of funds for closing. The loan file has a preliminary CD from the sale of XXX XXXXXXXXX showing proceeds to the borrower of XXX. The loan file is missing the documentation showing the borrower received and deposited the funds.
XXXX	4350098946	XXXXXX	XXXXXXXXXXXXX	Credit	Assets Insufficient	Resolved	Resolved	XXXX	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)	Per the final CD, the borrowers brought XXXcash to closing. Required reserves were XXX. The borrowers had verified funds prior to closing of XXX,XXX1, which was insufficient to meet the cash to close and reserves requirement. The file was missing the final CD for the sale of the borrowers’ departure residence, XXXX XXXXXXXXX, to document net proceeds of at least XXX and the copy of the wire transfer is also missing from the loan file.	XX/XX/XXXX: Remains. Received Final closing statement for the subject property and missing the final CD for the sale of the borrowers’ departure residence
XX/XX/XXXX: Partially Resolved. Received settlement statement for sale of departing residence supporting net proceeds of XXX. Missing a copy of the wire transfer documenting receipt of funds.
XX/XX/XXXX: Resolved. The selling Hud and the purXXX CD reXXXect funds received.	XX/XX/XXXX: Remains. Received Final closing statement for the subject property and missing the final CD for the sale of the borrowers’ departure residence
XX/XX/XXXX: Partially Resolved. Received settlement statement for sale of departing residence supporting net proceeds of XXX. Missing a copy of the wire transfer documenting receipt of funds.
																XX/XX/XXXX: Resolved. The selling Hud and the purXXX CD reXXXect funds received.
XXXX	4350098946	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	Per the final CD, the borrowers brought XXXcash to closing. Required reserves were XXX. The borrowers had verified funds prior to closing of XXX, which was insufficient to meet the cash to close and reserves requirement. The file was missing the final CD for the sale of the borrowers’ departure residence, X XXXXXXXXX, to document net proceeds of at least XXX and the copy of the wire transfer is also missing from the loan file.	XX/XX/XXXX: Remains. Received Final closing statement for the subject property and missing the final CD for the sale of the borrowers’ departure residence
XX/XX/XXXX: Partially Resolved. Received settlement statement for sale of departing residence supporting net proceeds of XXX. Missing a copy of the wire transfer documenting receipt of funds.
XX/XX/XXXX: Resolved. The selling Hud and the purXXX CD reXXXect funds received.	XX/XX/XXXX: Remains. Received Final closing statement for the subject property and missing the final CD for the sale of the borrowers’ departure residence
XX/XX/XXXX: Partially Resolved. Received settlement statement for sale of departing residence supporting net proceeds of XXX. Missing a copy of the wire transfer documenting receipt of funds.
																XX/XX/XXXX: Resolved. The selling Hud and the purXXX CD reXXXect funds received.
XXXX	4350098946	XXXXXX	XXXXXXXXXXXXX		Compliance	Compliance	Resolved	Resolved	XXXX	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XXX CFR §XXX2XXX.19(e)(XXX)(i)) The addition of the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Transaction Coordinator Fee. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).		XX/XX/XXXX: Received PCCD and LOX	XX/XX/XXXX: Cleared. Received XX/XX/XXXX PCCD and LOX. Re-ran CE and tolerance passed.	XX/XX/XXXX: Cleared. Received XX/XX/XXXX PCCD and LOX. Re-ran CE and tolerance passed.
XXXX	4350098946	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	XXXX	Credit	* Missing Documentation (Lvl 2)	The subject appraised as-is for XXX and the purXXX contract price was XXX. The subject property was considered a XXXip per lender guidelines - the seller purXXXd the property between XXX and XXX days prior to closing with an increase in value greater than XX% (purXXXdXX/XX/XXXX for XXX increase in value of XXX). Guidelines for a property XXXip required the following items that were missing from the loan file: (1) a second appraisal; (2) appraiser commentary on the value increase; and (XXX) sufficient documentation to validate the actual cost of improvement/renovation, if applicable.	XXXmonths reserves exceeds minimum XXX months required XXX FICO exceeds XXX minimum required CU score XXX	XX/XX/XXXXException approval from the lender acknowledging they waive the 2nd apprasial requirement.	XX/XX/XXXX: Remains. Final Grade EVXXX/C - Initial appraisal does not document increase from XXXon XX/XX/XXXX to XXX on XX/XX/XXXX. Missing 2nd appraisal top support higher value and details for increased value.

XX/XX/XXXX: Remains. Received 2nd appraisal dated XX/XX/XXXX with a value of XXX. The 2nd appraisal does not meet Property XXXipping Guidelines as follows: 1.) The second appraisal must be dated prior to the loan consummation date/ note date (the Note date is XX/XX/XXXX). 2.) The seller must be the owner of record. XXX.) Increases in value require commentary from the appraiser as well as recent comparable sales. 4.) Sufficient documentation to validate actual cost to improve/renovate must be provided, if applicable.

XX/XX/XXXX: Remains. Received the same appraisal from XX/XX/XXXX. Appraisal is dated after the Note and the owner on record is the borrower.

XX/XXXXXX: Upon further review by senior underwriter, downgraded finding non-material 2/B, due to CU score of XXX and post-closing appraisal supporting value.

XX/XX/XXXX: Remains. Final Grade EVXXX/C - Initial appraisal does not document increase from XXXon XX/XX/XXXX to XXX on XX/XX/XXXX. Missing 2nd appraisal top support higher value and details for increased value.

XX/XX/XXXX: Remains. Received 2nd appraisal dated XX/XX/XXXX with a value of XXX. The 2nd appraisal does not meet Property XXXipping Guidelines as follows: 1.) The second appraisal must be dated prior to the loan consummation date/ note date (the Note date is XX/XX/XXXX). 2.) The seller must be the owner of record. XXX.) Increases in value require commentary from the appraiser as well as recent comparable sales. 4.) Sufficient documentation to validate actual cost to improve/renovate must be provided, if applicable.

XX/XX/XXXX: Remains. Received the same appraisal from XX/XX/XXXX. Appraisal is dated after the Note and the owner on record is the borrower.

XX/XXXXXX: Upon further review by senior underwriter, downgraded finding non-material 2/B, due to CU score of XXX and post-closing appraisal supporting value.

XXXX	4350098948	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Guidelines	* Missing Documentation (Lvl R)	The lender used XXX monthly for the subject’s property taxes. The subject is a new construction with the seller being the developer. The title p.XXXXXXshows property taxes ofXXX which appears to be for the area the developer owns rather than just the subject property. The loan file is missing documentation to verify the XXX monthly amount used to qualify for the subject’s property taxes.			XX/XX/XXXX: Resolved. Received county tax estimator calculation. Estimated taxes XXX= XXX.	XX/XX/XXXX: Resolved. Received county tax estimator calculation. Estimated taxes XXX= XXX.
XXXX	4350098948	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	The appraisal p.XXX and the XXXood Cert p.59XXX both show the subject is in a XXXood zone. The final XXXXXX p.XXXXXX, the XXXXXXp.XXX5, and the CD p.XXX all show XXXood insurance of XXX monthly for the subject. The loan file is missing the XXXood insurance for the subject.			XX/XX/XXXX: Resolved. Received XXXood Insurance. Premium XXX=XXX	XX/XX/XXXX: Resolved. Received XXXood Insurance. Premium XXX=XXX
XXXX	4350098948	XXXXXX	XXXXXXXXXXXXX	Compliance	Compliance	Resolved	Resolved	XXXX	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the lender credits that cannot decrease test. ( XXX CFR §XXX2XXX.19(e)(XXX)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount ofXXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).	XX/XX/XXXX: Received XX/XX/XXXX COC,XX/XX/XXXX Lock, XX/XX/XXXX LE	XX/XX/XXXX: Remains. ReceivedXX/XX/XXXX LE,XX/XX/XXXX COC,XX/XX/XXXX Lock, and tracking disclosure. This loan failed the lender credits that cannot decrease test. ( XXX CFR §XXX2XXX.19(e)(XXX)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount ofXXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX: Remains. Received XX/XX/XXXX COC,XX/XX/XXXX Lock, XX/XX/XXXX LE. This loan failed the lender credits that cannot decrease test. ( XXX CFR §XXX2XXX.19(e)(XXX)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount ofXXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXXResolved. The reason provided is sufficient to cure the tolerance violation.
XX/XX/XXXX: Remains. ReceivedXX/XX/XXXX LE,XX/XX/XXXX COC,XX/XX/XXXX Lock, and tracking disclosure. This loan failed the lender credits that cannot decrease test. ( XXX CFR §XXX2XXX.19(e)(XXX)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount ofXXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX: Remains. Received XX/XX/XXXX COC,XX/XX/XXXX Lock, XX/XX/XXXX LE. This loan failed the lender credits that cannot decrease test. ( XXX CFR §XXX2XXX.19(e)(XXX)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount ofXXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXXResolved. The reason provided is sufficient to cure the tolerance violation.

XXXX	4350098949	XXXXXX	XXXXXXXXXXXXX		Compliance	Compliance	Resolved	Resolved	XXXX	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the initial closing disclosure delivery date test ( XXX CFR §XXX2XXX.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.		XX/XX/XXXX Received XX/XX/XXXX CD and e-consent	XX/XX/XXXX Cleared. Received XX/XX/XXXX CD and e-consent which cleared the violation.	XX/XX/XXXX Cleared. Received XX/XX/XXXX CD and e-consent which cleared the violation.
XXXX	4350098949	XXXXXX	XXXXXXXXXXXXX	Credit	Eligibility	Resolved	Resolved	XXXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	XX% DTI. The review calculated the monthly income from the statements provided of XXX, lender used the income of XXX. The lender failed to deduct day-trading income XXXXXXXXX and PPP loans from statement analysis. Also, statements show several large wire transfers from XXXXXXXXX, no letter of explanation provided verifying the large deposit, therefore were excluded.	No compensating factors.	XX/XXXXXX: Remains. Received updated XXX8, income worksheet, and LOX stating that the deposits need to be added to the income because the borrower is in real estate and XXXips houses. XX deposits were address by the borrower; XXX of which were removed in the audit calculation. with the updates, the Audit DTI is XX% which is above the XX% submitted with the XXX
XX/XX/XXXX: Resolved. Received validation additional business deposits that can be used for qualification increasing monthly income and putting DTI at XX% which is within guidelines.	XX/XXXXXX: Remains. Received updated XXX8, income worksheet, and LOX stating that the deposits need to be added to the income because the borrower is in real estate and XXXips houses. XX deposits were address by the borrower; XXX of which were removed in the audit calculation. with the updates, the Audit DTI is XX% which is above the XX% submitted with the XXX
																XX/XX/XXXX: Resolved. Received validation additional business deposits that can be used for qualification increasing monthly income and putting DTI at XX% which is within guidelines.
XXXX	4350098949	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)	XX% DTI. The review calculated the monthly income from the statements provided of XXX, lender used the income of XXX. The lender failed to deduct day-trading income XXXXXXXXX and PPP loans from statement analysis. Also, statements show several large wire transfers from XXXXXXXXX, no letter of explanation provided verifying the large deposit, therefore were excluded.	No compensating factors.	XX/XXXXXX: Remains. Received updated XXX8, income worksheet, and LOX stating that the deposits need to be added to the income because the borrower is in real estate and XXXips houses. XX deposits were address by the borrower; XXX of which were removed in the audit calculation. with the updates, the Audit DTI is XX% which is above the XX% submitted with the XXX
XX/XX/XXXX: Resolved. Received validation additional business deposits that can be used for qualification increasing monthly income and putting DTI at XX% which is within guidelines.	XX/XXXXXX: Remains. Received updated XXX8, income worksheet, and LOX stating that the deposits need to be added to the income because the borrower is in real estate and XXXips houses. XX deposits were address by the borrower; XXX of which were removed in the audit calculation. with the updates, the Audit DTI is XX% which is above the XX% submitted with the XXX
																XX/XX/XXXX: Resolved. Received validation additional business deposits that can be used for qualification increasing monthly income and putting DTI at XX% which is within guidelines.
XXXX	4350098949	XXXXXX	XXXXXXXXXXXXX	Credit	DTI	Resolved	Resolved	XXXX	DTI > XX%	* DTI > XX% (Lvl R)	XX% DTI. The review calculated the monthly income from the statements provided of XXX, lender used the income of XXX. The lender failed to deduct day-trading income XXXXXXXXX and PPP loans from statement analysis. Also, statements show several large wire transfers from XXXXXXXXX, no letter of explanation provided verifying the large deposit, therefore were excluded.	No compensating factors.	XX/XXXXXX: Remains. Received updated XXX8, income worksheet, and LOX stating that the deposits need to be added to the income because the borrower is in real estate and XXXips houses. XX deposits were address by the borrower; XXX of which were removed in the audit calculation. with the updates, the Audit DTI is XX% which is above the XX% submitted with the XXX
XX/XX/XXXX: Resolved. Received validation additional business deposits that can be used for qualification increasing monthly income and putting DTI at XX% which is within guidelines.	XX/XXXXXX: Remains. Received updated XXX8, income worksheet, and LOX stating that the deposits need to be added to the income because the borrower is in real estate and XXXips houses. XX deposits were address by the borrower; XXX of which were removed in the audit calculation. with the updates, the Audit DTI is XX% which is above the XX% submitted with the XXX
																XX/XX/XXXX: Resolved. Received validation additional business deposits that can be used for qualification increasing monthly income and putting DTI at XX% which is within guidelines.
XXXX	4350098949	XXXXXX	XXXXXXXXXXXXX	Credit	Income	Resolved	Resolved	XXXX	Missing sufficient employment documentation (ATR)	* Missing sufficient employment documentation (ATR) (Lvl R)	Documentation that the borrower owned the business XXXXXXXXX, LLC, was insufficient: (1) the opencorporates.com website printout, pXXX8, used to verify the business did not show the borrower as an officer or member; (2) the address on the business statements for XXXXXXXXX, LLC, was a personal residence that belonged to XXXXXXXXX pXXXXXX, and there was no indication in the file the borrower ever resided there; and (XXX) the CPA letter in the file, p552, was signed by XXXXXXXXX as CEO for XXXXXXXXXl and dated XX/XX/XXXX, but an online lookup with the XXX Secretary of State (and opencorporates.com) showed XXXXXXXXXl was closed on XX/XX/XXXX, before the dated letter, for failure to pay its state franchise tax, and remained un-licensed to conduct business in XXX as of XX/XX/XXXX.	XX/XXXXXX: Remains. Received business license for XXXXXXXXX LLC for the borrower but statements reXXXect XXXXXXXXX, LLC.
XX/XXXXXX: Resolved. Received explanation from borrower on businesses and copy of business license showing the realty side of her overall income.	XX/XXXXXX: Remains. Received business license for XXXXXXXXX LLC for the borrower but statements reXXXect XXXXXXXXX, LLC.
																XX/XXXXXX: Resolved. Received explanation from borrower on businesses and copy of business license showing the realty side of her overall income.
XXXX	4350098949	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	Documentation that the borrower owned the business XXXXXXXXX, LLC, was insufficient: (1) the opencorporates.com website printout, pXXX8, used to verify the business did not show the borrower as an officer or member; (2) the address on the business statements for XXXXXXXXX, LLC, was a personal residence that belonged to XXXXXXXXX pXXXXXX, and there was no indication in the file the borrower ever resided there; and (XXX) the CPA letter in the file, p552, was signed by XXXXXXXXX as CEO for XXXXXXXXXl and dated XX/XX/XXXX, but an online lookup with the XXX Secretary of State (and opencorporates.com) showed XXXXXXXXXl was closed on XX/XX/XXXX, before the dated letter, for failure to pay its state franchise tax, and remained un-licensed to conduct business in XXX as of XX/XX/XXXX.	XX/XXXXXX: Remains. Received business license for XXXXXXXXX LLC for the borrower; however income used to qualify is from XXXXXXXXX, LLC
XX/XXXXXX: Resolved. Received explanation from borrower on businesses and copy of business license showing the realty side of her overall income.
XX/XXXXXX: Remains. Received business license for XXXXXXXXX LLC for the borrower; however income used to qualify is from XXXXXXXXX, LLC
XX/XXXXXX: Resolved. Received explanation from borrower on businesses and copy of business license showing the realty side of her overall income.

XXXX	4350098950	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title policy, page XXX11, reXXXects an insured amount of XXX, which is less than the loan amount of XXX		Client provided updated title policy	XX/XX/XXXX Client provided updated title policy to match loan amount. Exception resolved.	XX/XX/XXXX Client provided updated title policy to match loan amount. Exception resolved.
XXXX	4350098950	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	XXXX	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl 2)	The guidelines require a DSCR of XXX The loan closed with a DSCR of .XXX. The guidelines only allow AirBnB short term renal calculation for refinance only. The loan file contained an exception on page XXX.	XXX reserves exceed the minimum required of XXXby XX months over the required minimum.	The subject prop is very nice XXX level condo one parcel from the sand in a desirable XXXorida location. The seller had been offering the subject for short term rent (STR) and provided financials: both his XXX income info and his confirmed bookings into XXX being transferred to the buyer. The income in XXX was just over XXX, we gave it a XX% haircut and divided by XXX for our rental amount. The confirmed bookings for XXX only went thru June and exceeded XXXk. We used XXXXXX0 in rent, only XXX over the XXXXXX amount for a long-term renter. Typically, the STR
rents are a minimum of 2X the long term rent. Our current guide, revised in early XXX, allow (without exception) for using STR on purXXX for properties like this one in clear vacation areas where STR is common	XX/XX/XXXX finding remains.

XX/XX/XXXX: Waiver acknowledged EV XXX/C - XXX market rent -XXX IO payment + XXX taxes + XXX HOI + XXX HOA=XXX/XXX
Only XXX months over required reserves. XXX months total. The guidelines only allow AirBnB short term rental calculation for refinance only.

XX/XX/XXXX: XX/XX/XXXX: Waiver acknowledged EV XXX/C. The subject loan is a purXXX of a condo for a Foreign National. The only compensating factor noted is XX months of reserves over the required X months. The loan amount exceeds XXX,000. The file does not include evidence of investor experience, housing history or any credit history. The reserves alone is not a strong enough compensating factor to warrant an exception.

XX/XX/XXXX: Waiver applied EV 2/B.	XX/XX/XXXX finding remains.

XX/XX/XXXX: Waiver acknowledged EV XXX/C - XXX market rent -XXX IO payment + XXX taxes + XXX HOI + XXX HOA=XXX/XXX
Only XXX months over required reserves. XXX months total. The guidelines only allow AirBnB short term rental calculation for refinance only.

XX/XX/XXXX: XX/XX/XXXX: Waiver acknowledged EV XXX/C. The subject loan is a purXXX of a condo for a Foreign National. The only compensating factor noted is XX months of reserves over the required X months. The loan amount exceeds XXX,000. The file does not include evidence of investor experience, housing history or any credit history. The reserves alone is not a strong enough compensating factor to warrant an exception.

																XX/XX/XXXX: Waiver applied EV 2/B.
XXXX	4350098951	XXXXXX	XXXXXXXXXXXXX	Credit	Credit Worthiness	Resolved	Resolved	XXXX	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than XXX months (Lvl R)	The guidelines page XXX required Mortgage verification to be documented with XXX months mortgage payment history on the credit report OR XXX months canceled checks OR Verification of Mortgage (VOM). The credit report did not report any mortgages and the file did not contain a VOM or XXX month canceled checks.	XX% LTV is below the maximum XX% LTV by XX%. XXXXXX9 Representative credit score exceeds the minimum required credit score of XXX by XXX Points.	XX/XX/XXXX: The Lender provided LOE stating "The borrower owns but is not obligated on the mortgage debt for XXX. I moved over the XX/XX/XXXX statemeent showing borrower is not obligated...Mortgage is not on the borrower's credit report."
														Reviewer: XXXXXXXXX in the loan file page XXX shows the Guarantor as a Borrower on the current Mortgage by an Institutional Lender which was not reporting on the Credit Report.	XX/XX/XXXX: Remains. Received October mortgage which is not a VOM OR XXX months canceled checks XX/XX/XXXX: Resolved.	XX/XX/XXXX: Remains. Received October mortgage which is not a VOM OR XXX months canceled checks XX/XX/XXXX: Resolved.
XXXX	4350098952	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Resolved	Resolved	XXXX	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	Per the final CD, the borrower brought XXX cash to closing. Required reserves were XXX. The borrower had verified funds after closing of XXX, which was sufficient to meet the reserves requirement. However, the cash to close came from XXX #XXX, pXXX2, and the account had a final balance in the file on XX/XX/XXXX of only XX/XX/XXXX, p1XXX. Additionally, XXX #XXX had an unsourced large deposit of XXX on XX/XX/XXXX, pXXX. The file was missing documentation of the source of funds for the large deposit of XXXX and for the cash to close of XXX from XXX #XXX.	XX/XX/XXXX: Remains. Received XX/XX/XXXX statement for XXXX #XXXX which was reviewed as noted. Provide documentation of the source of funds for the large deposit of XXX. Provide documentation for the cash to close ofXXX from XXX #XXXX as the ending balance of XXXdoes not support the amount of cash needed to close.
XX/XX/XXXX: Resolved. Not counting the XXX Wells account in final asset figures as they are not needed to meet asset requirements.	XX/XX/XXXX: Remains. Received XX/XX/XXXX statement for XXXX #XXXX which was reviewed as noted. Provide documentation of the source of funds for the large deposit of XXX. Provide documentation for the cash to close ofXXX from XXX #XXXX as the ending balance of XXXdoes not support the amount of cash needed to close.
																XX/XX/XXXX: Resolved. Not counting the XXX Wells account in final asset figures as they are not needed to meet asset requirements.
XXXX	4350098952	XXXXXX	XXXXXXXXXXXXX		Credit	Eligibility	Active	2: Acceptable with Warnings	XXXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl 2)	The DTI was XX% and the maximum DTI could exceed XX% (up toXX%) only under certain conditions (see p24 in the guidelines). The borrower did not meet two of those conditions, making the loan ineligible: (1) payment shock to not exceed XX% - payment shock was XX% (XXX prior PII, XXX new PII); and (2) minimum credit score of XXX - borrower’s credit score was XXXXXX. Exception received dated XX/XX/XXXX approving XX% DTI and compensating factor was greater than XX% borrower contribution.	Residual income of XXX monthly XX% LTV vs XX% max XXXyears on job XXXXXXXXX reporting XXX months mortgage history XXX months PITI reserves verified	XX/XX/XXXXException approval from the lender dated XX/XX/XXXX was received to approve DTI of XX% exceeding max allowable XX%. Compensating factors support exception approval.	XX/XX/XXXX: Remains. Received exception for DTI over XXX% with a credit score of XXXXXX. XX/XX/XXXX Downgraded 2/B	XX/XX/XXXX: Remains. Received exception for DTI over XXX% with a credit score of XXXXXX. XX/XX/XXXX Downgraded 2/B
XXXX	4350098952	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Active	2: Acceptable with Warnings	XXXX	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl 2)	The DTI was XX% and the maximum DTI could exceed XXX.0XX% (up toXX%) only under certain conditions (see p24 in the guidelines). The borrower did not meet two of those conditions, making the loan ineligible: (1) payment shock to not exceed XX% - payment shock was XXX% (XXX prior PII, XXX new PII); and (2) minimum credit score of XXX - borrower’s credit score was XXXXXX. Exception dated XX/XX/XXXX was received to approve DTI of XX% based on borrowers contribution exceeding guidelines by 5% or more.	Residual income of XXX monthly XX% LTV vs XX% max XXXyears on job XXXXXXXXX reporting XXX months mortgage history XXX months PITI reserves verified	XX/XX/XXXXException approval from the lender dated XX/XX/XXXX was received to approve DTI of XX% exceeding max allowable XX%. Compensating factors support exception approval.	XX/XX/XXXX: Remains. Received exception for DTI over XXX% with a credit score of XXXXXX. XX/XX/XXXX Downgraded 2/B	XX/XX/XXXX: Remains. Received exception for DTI over XXX% with a credit score of XXXXXX. XX/XX/XXXX Downgraded 2/B
XXXX	4350098953	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	The lender used monthly income for B2 ofXXX0. Per the lender income worksheet p.XXXXXX2 shows the YTD earning as XXX. The most recent paystub dated XXX p.XXXXXXXXXshows the YTD earnings as XXX; however, theXXX paystub p.XXXXXX4 shows the YTD earnings as XXX. It is not clear how the lender got the XXX figure. The loan file in missing documentation to explain the low YTD earnings and how the lender got the XXX figure. Audit used the lender calculated monthly income ofXXX with the assumption the income documentation to support this amount is available. Compensating factors are: XXXXXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points andXXX reserves exceed the minimum required of XXX exceeds the minimum by XXXmonths over the required minimum.			XX/XX/XXXX: Resolved. Received LOX for borrower working at XXX XXXX locations and adding the 2 together since there are 2 separate franchises. totaling XXX YTD	XX/XX/XXXX: Resolved. Received LOX for borrower working at XXX XXXX locations and adding the 2 together since there are 2 separate franchises. totaling XXX YTD
XXXX	4350098953	XXXXXX	XXXXXXXXXXXXX		Credit	Underwriting	Resolved	Resolved	XXXX	VVOE > XXX days prior to Note date	* VVOE > XXX days prior to Note date (Lvl R)	The loan file is missing the VVOE for B2 from XXX Roadhouse. Guidelines p.25 require a VVOE dated within XXX business days of closing. The closing date is XX/XX/XXXX. Compensating factors are: XXXXXX Representative credit score exceeds the minimum required credit score of XXXXXX0 by XX Points andXXX reserves exceed the minimum required of XXX exceeds the minimum by XXXmonths over the required minimum.			XX/XX/XXXX: Resolved. Received VVOE dated XX/XX/XXXX.	XX/XX/XXXX: Resolved. Received VVOE dated XX/XX/XXXX.
XXXX	4350098953	XXXXXX	XXXXXXXXXXXXX	Compliance	Compliance	Resolved	Resolved	XXXX	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XXX CFR §XXX2XXX.19(e)(XXX)(i)) The increase to the Appraisal Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within XXX business days of the change. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).	XX/XX/XXXX Received XX/XX/XXXX COC, XX/XX/XXXX LE ,E-Consent, and tracking disclosure	XX/XX/XXXX Remains. The COC provided dated XX/XX/XXXX shows an appraisal increase of XXX on XX/XX/XXXX and was disclosed XX/XX/XXXX. The increase to the appraisal fee was on XX/XX/XXXX for XXX. This is not sufficient to clear the finding. The increase to the Appraisal Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within XXX business days of the change. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Remains. COC received with change date XX/XX/XXXX, along with additional documents; XXX Lock in Agreement, LE XX/XX/XXXX w/e-consent and package status certificate, initial CD XX/XX/XXXX w/e-consent and package status certificate. LE XX/XX/XXXX was added for testing, COC is not valid for the appraisal increase which is now on XX/XX/XXXX, no valid reason and no fee amounts of change, the initial CD XX/XX/XXXX was provided in the original documents. This loan failed the charges that cannot increase test. (XXX CFR §XXX2XXX.19(e)(XXX)(i)) The increase to the Appraisal Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within XXX business days of the change. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Remains. Received XX/XX/XXXX COC, XX/XX/XXXX LE ,E-Consent, and tracking disclosure. COC does not mention a valid reason for the increase in Appraisal fee. This loan failed the charges that cannot increase test. (XXX CFR §XXX2XXX.19(e)(XXX)(i)) The increase to the Appraisal Fee on disclosure XX/XX/XXXX was not accepted. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason and date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Cleared. The documentation (COC) provided is sufficient to cure the violation.
XX/XX/XXXX Remains. The COC provided dated XX/XX/XXXX shows an appraisal increase of XXX on XX/XX/XXXX and was disclosed XX/XX/XXXX. The increase to the appraisal fee was on XX/XX/XXXX for XXX. This is not sufficient to clear the finding. The increase to the Appraisal Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within XXX business days of the change. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Remains. COC received with change date XX/XX/XXXX, along with additional documents; XXX Lock in Agreement, LE XX/XX/XXXX w/e-consent and package status certificate, initial CD XX/XX/XXXX w/e-consent and package status certificate. LE XX/XX/XXXX was added for testing, COC is not valid for the appraisal increase which is now on XX/XX/XXXX, no valid reason and no fee amounts of change, the initial CD XX/XX/XXXX was provided in the original documents. This loan failed the charges that cannot increase test. (XXX CFR §XXX2XXX.19(e)(XXX)(i)) The increase to the Appraisal Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within XXX business days of the change. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Remains. Received XX/XX/XXXX COC, XX/XX/XXXX LE ,E-Consent, and tracking disclosure. COC does not mention a valid reason for the increase in Appraisal fee. This loan failed the charges that cannot increase test. (XXX CFR §XXX2XXX.19(e)(XXX)(i)) The increase to the Appraisal Fee on disclosure XX/XX/XXXX was not accepted. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason and date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Cleared. The documentation (COC) provided is sufficient to cure the violation.

XXXX	4350098953	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	The loan file contains a Gift letter XXX0 p.15XXX which shows 2 wires of XX% & XXX were sent to the title company. These funds were part of the earnest money deposit total of XXX. The 1003 p.337 does not show the borrowers receiving a gift. In addition, the loan file is missing the verification to verify the gift donor’s ability to provide the gift. Compensating factors are: XXXX Representative credit score exceeds the minimum required credit score of XXXXXX by XXX Points and XXX reserves exceed the minimum required of XXX exceeds the minimum by X months over the required minimum.			XX/XX/XXXX: Resolved. Documentation was provided showing XXXXXXXXXacct #XXXX a XXXdeposit dated XX/XX/XXXX and XXX deposit dated XX/XX/XXXX. Per the guidelines, gifts must be evidenced by a letter signed by the donor (gift letter). The gift letter must specify the dollar amount of the gift, the date the funds were transferred, the donor's statement that no repayment is expected and indicate the donor's name, address, telephone number and the relationship to the borrowers. All of these requirements have been provided.	XX/XX/XXXX: Resolved. Documentation was provided showing XXXXXXXXXacct #XXXX a XXXdeposit dated XX/XX/XXXX and XXX deposit dated XX/XX/XXXX. Per the guidelines, gifts must be evidenced by a letter signed by the donor (gift letter). The gift letter must specify the dollar amount of the gift, the date the funds were transferred, the donor's statement that no repayment is expected and indicate the donor's name, address, telephone number and the relationship to the borrowers. All of these requirements have been provided.
XXXX	4350098953	XXXXXX	XXXXXXXXXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	XXXX	Guidelines	* Missing Documentation (Lvl 2)	The loan file contains an Exception Form p.XXXXXXfor having an XX% LTV on 2nd home and for 4 NSF on a statement program. Guideline XXXXXXXXX p.XXX shows the maximum LTV is XX% on a statement program. Compensating factors are: XXXXXX Representative credit score exceeds the minimum required credit score of XXX by XX Points andXXX reserves exceed the minimum required of XXX exceeds the minimum by XXXmonths over the required minimum.	XXXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.
XXX.XXX5 months Reserves exceeds the minimum XXX months required by XX months.
Borrowers have XXX residual income after all expenses.
															XX/XX/XXXX: Waived. Received credit exception for XX% LTV for a 2nd home and 4 NSF for XXX months statements. Rural designation. Compensating factors noted.	XX/XX/XXXX: Waived. Received credit exception for XX% LTV for a 2nd home and 4 NSF for XXX months statements. Rural designation. Compensating factors noted.
XXXX	4350098954	XXXXXX	XXXXXXXXXXXXX		Credit	Credit Worthiness	Resolved	Resolved	XXXX	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than XXX months (Lvl R)	The guidelines page XXX required the mortgage history to be documented with XXX months mortgage payment history on the credit report OR XXX months canceled checks OR Verification of Mortgage (VOM). The credit report did not reXXXect any mortgage accounts and the file was missing either a VOM or canceled checks.		Client provided HUD from purXXX of subject property showing borrower paid cash for the property and no morrtgage is attached. Also provided title showing no mortgage liens on the property.	XX/XX/XXXX Finding resolved	XX/XX/XXXX Finding resolved
XXXX	4350098966	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	The loan file is missing a second month statement for XXXXXXXXX saving #XXXXXXXXX. The file contains the statement dated XX/XX/XXXX to XX/XX/XXXX. Guidelines p.22 states XX months of recent statements are required. The account is needed for the funds to close and reserves. Compensating factors are: XXXXXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points,XXX reserves exceed the minimum required of XXX exceeds the minimum by XX months over the required minimum, and Borrower has XXX residual income after all expenses.			XX/XX/XXXX Resolved. Received print out for XXXXXXXXX #XXXXshowing activity from XX/XX/XXXX. Audit deducted XXX deposit made XX/XX/XXXXand XXXdeposit made XX/XX/XXXX as the source is not documented. Updated total assets verified XX/XX/XXXX, reserves XXX (1XXXmonths).	XX/XX/XXXX Resolved. Received print out for XXXXXXXXX #XXXXshowing activity from XX/XX/XXXX. Audit deducted XXX deposit made XX/XX/XXXXand XXXdeposit made XX/XX/XXXX as the source is not documented. Updated total assets verified XX/XX/XXXX, reserves XXX (1XXXmonths).
XXXX	4350098966	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	The Note p.2XXX9, Mortgage p.282, CD p.XXX, final XXXXXX p.XXX1 are all signed for both borrowers, XXXXXXXXX, by XXXXXXXXX as the Attorney In Fact. The loan file is missing the Power of Attorney for this transaction. Compensating factors are: XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points,XXX reserves exceed the minimum required of XXX exceeds the minimum by XX months over the required minimum, and Borrower has XXX residual income after all expenses.			XX/XX/XXXX: Resolved. Received POA appointing XXXXXXXXX as agent.	XX/XX/XXXX: Resolved. Received POA appointing XXXXXXXXX as agent.
XXXX	4350098955	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Missing Title evidence	* Missing Title evidence (Lvl R)	The file is missing title evidence.		The lender provided title policy	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXX	4350098957	XXXXXX	XXXXXXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	XXXX	Credit report incomplete	* Credit report incomplete (Lvl R)	The Liability section of the final XXXXXX pXXXXXX shows an installment debt with XXXXXXXXX with a balance of XXX and monthly payment of XXX The XX/XX/XXXXcredit report p.XXXXXXXXXXX does not list a debt with XXXXXXXXX in the open or closed accounts. The loan file is missing documentation verifying the terms of the XXXXXXXXX debt.			XX/XX/XXXX: Resolved. Received credit supplements for XXXXXXXXX with a balance of XXX and monthly payment of XXX paid as agreed for 1 month	XX/XX/XXXX: Resolved. Received credit supplements for XXXXXXXXX with a balance of XXX and monthly payment of XXX paid as agreed for 1 month
XXXX	4350098957	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	The loan file is missing the CPA letter verifying the borrower’s ownership percentage in the business, XXXXXXXXX. Guidelines p.XXXXXX states: Proof of the percentage ownership of the business providing the qualifying income is required for all statement program options. Typically, the borrower will provide formation docs or a letter from the borrower’s tax preparer.			XX/XX/XXXX: Resolved. Received the LLC operating agreement of XXXXXXXXX as the sole member dated XX/XX/XXXX	XX/XX/XXXX: Resolved. Received the LLC operating agreement of XXXXXXXXX as the sole member dated XX/XX/XXXX
XXXX	4350098957	XXXXXX	XXXXXXXXXXXXX	Credit	Income	Resolved	Resolved	XXXX	Missing sufficient employment documentation (ATR)	* Missing sufficient employment documentation (ATR) (Lvl R)	The file XXXXXX pXXX2 shows the borrower has lived at the subject property for XX year and XXX months. The final XXXXXX does not list the address of the borrower’s prior primary home to complete a 2-year address history. In addition, the final XXXXXX states the borrower has been self-employed for X year and XXX months; however, the XXXXXX does not provide the start date for this business, XXXXXXXXX AND does not provide the name of the previous employment to complete a 2-year employment history. Guidelines p.XXXXXX states: XXX and 24 months of business or personal statements require proof of 2 years self-employment. The loan file is missing the corrected final XXXXXX reflecting a 2-year address history and a 2-year self-employment history signed by the borrower.	XX months verified reserves LTV of XXX%, maximum allowed of XX%	XX/XX/XXXX LOX email provided from the borrower stating he has been in business since XX/XX/XXXX, but only incorporated a year and XXX months ago	XX/XX/XXXX: Remains. Received LOX for work history but XXXXXX was corrupt and unable to open.
XX/XX/XXXX: Remains. Received XXXXXX with no XX year history for employment and residental
XXX/XXX/XXXX: Remains. Received updated XXXXXX with XX year history for employment and residental but no documentation to verify employment history as the LLC operating agreement is dated for XX/XX/XXXX which is less than XX years	XX/XX/XXXX: Remains. Received LOX for work history but XXXXXX was corrupt and unable to open.
XX/XX/XXXX: Remains. Received XXXXXX with no XX year history for employment and residental
																XXX/XXX/XXXX: Remains. Received updated XXXXXX with XX year history for employment and residental but no documentation to verify employment history as the LLC operating agreement is dated for XX/XX/XXXX which is less than XX years
XXXX	4350098958	XXXXXX	XXXXXXXXXXXXX	Credit	Guidelines	Resolved	Resolved	XXXX	Asset do not meet guidelines	* Asset do not meet guidelines (Lvl R)	The CD p.XXXXXX4 lists a gift of XXX. The final XXXXXX pXXXXXX does not list a gift and the loan file does not contain a gift letter or donor transfer. Compensating factors are: Borrower has XXX residual income after all expenses, Borrower has been employed at current job for xx years and XXX mortgage history for XXX months.	XX/XX/XXXX: Remains. Received gift letter. Missing documentation the borrower received the XXX gift. In addition, the file missing the statement from the donors XXXX Account documenting the source of the gift funds.
XX/XX/XXXX: Resolved. Received wire receipt sent directly to escrow.	XX/XX/XXXX: Remains. Received gift letter. Missing documentation the borrower received the XXX gift. In addition, the file missing the statement from the donors XXXX Account documenting the source of the gift funds.
																XX/XX/XXXX: Resolved. Received wire receipt sent directly to escrow.
XXXX	4350098958	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Occupancy- Potential Occupancy Misrepresentation	* Occupancy- Potential Occupancy Misrepresentation (Lvl R)	The subject loan is a purXXX of a primary home. The PurXXX Agreement p.XXX0XXX has a Seller’s Temporary Residential Lease p.XXX22 which states the borrower, XXXXXXXXX will lease the subject to the sellers, XXXXXXXXX starting the date the sale covered by the contract is closed and funded and terminates XX/XX/XXXX unless terminated earlier for zero rent. This document is signed by the borrower as landlord and the sellers as tenants. Compensating factors are: Borrower has XXX residual income after all expenses, Borrower has been employed at current job for xx years and XXX months mortgage history for XXX months.			XX/XX/XXXX: Resolved. The sellers did a rent back from closing date XX/XX/XXXX until XX/XX/XXXX. The guidelines do not restrict this. The borrower must occupy the property within XXX days of closing as noted in the security instrument which is met by the date of XX/XX/XXXX as agreed upon.	XX/XX/XXXX: Resolved. The sellers did a rent back from closing date XX/XX/XXXX until XX/XX/XXXX. The guidelines do not restrict this. The borrower must occupy the property within XXX days of closing as noted in the security instrument which is met by the date of XX/XX/XXXX as agreed upon.
XXXX	4350098958	XXXXXX	XXXXXXXXXXXXX	Compliance	Compliance	Resolved	Resolved	XXXX	ComplianceEase TILA Test Failed	* ComplianceEase TILA Test Failed (Lvl R)	This loan failed the revised Closing Disclosure delivery date test (waiting period required). An APR change required a revised Closing Disclosure. The Revised CD issued on XX/XX/XXXX had a disclosed APR of XX% , which is an increase from the previous LE issued on XX/XX/XXXX with APR of XX%. The APR difference is XX% which is above the allowable tolerance (XX%). The Revised CD issued on XX/XX/XXXX was not received by the borrower at least three business days prior to the Consummation Date, XX/XX/XXXX.	XX/XX/XXXX Received LOX to explain APR increase	XX/XX/XXXX2: Remains. This loan failed the revised Closing Disclosure delivery date test (waiting period required). An APR change required a revised Closing Disclosure. The Revised CD issued on XX/XX/XXXX had a disclosed APR of XX% , which is an increase from the previous LE issued on XX/XX/XXXX with APR of XX%. The APR difference is XX% which is above the allowable tolerance (XX%). The Revised CD issued on XX/XX/XXXX was not received by the borrower at least three business days prior to the Consummation Date, XX/XX/XXXX.

XX/XX/XXXX Remains. This loan failed the revised Closing Disclosure delivery date test (waiting period required). Although APR decreased, finance charge increased. This will fail if APR is inaccurate while finance charge increases beyond threshold, even if change beyond 1/XXXAPR is a decrease. An APR change required a revised Closing Disclosure. The Revised CD issued on XX/XX/XXXX had a disclosed APR of XXX% , which is an increase from the previous LE issued on XX/XX/XXXX with APR of XX%. The APR difference is XX% which is above the allowable tolerance (XXX%). The Revised CD issued on XX/XX/XXXX was not received by the borrower at least three business days prior to the Consummation Date, XX/XX/XXXX.

XX/XX/XXXX Cleared. The information provided is sufficient to cure the violation.	XX/XX/XXXX2: Remains. This loan failed the revised Closing Disclosure delivery date test (waiting period required). An APR change required a revised Closing Disclosure. The Revised CD issued on XX/XX/XXXX had a disclosed APR of XX% , which is an increase from the previous LE issued on XX/XX/XXXX with APR of XX%. The APR difference is XX% which is above the allowable tolerance (XX%). The Revised CD issued on XX/XX/XXXX was not received by the borrower at least three business days prior to the Consummation Date, XX/XX/XXXX.

XX/XX/XXXX Remains. This loan failed the revised Closing Disclosure delivery date test (waiting period required). Although APR decreased, finance charge increased. This will fail if APR is inaccurate while finance charge increases beyond threshold, even if change beyond 1/XXXAPR is a decrease. An APR change required a revised Closing Disclosure. The Revised CD issued on XX/XX/XXXX had a disclosed APR of XXX% , which is an increase from the previous LE issued on XX/XX/XXXX with APR of XX%. The APR difference is XX% which is above the allowable tolerance (XXX%). The Revised CD issued on XX/XX/XXXX was not received by the borrower at least three business days prior to the Consummation Date, XX/XX/XXXX.

																XX/XX/XXXX Cleared. The information provided is sufficient to cure the violation.
XXXX	4350098958	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	The final XXXXXX Section XXX pXXXXXXlists an investment property located in XXXX with no street address. The loan file is missing documentation for the PITIA for this property. Compensating factors are: Borrower has XXX residual income after all expenses, Borrower has been employed at current job for XXX years and XXXXXXXXX mortgage history for XX months.		XX/XX/XXXX XXXXXXXXXprovided LOX from the borrower stating he owns a vacant lot in XXX, (no structure, house or utilities) the address is: XXXXXXXXX, XXX XXX8XXX Pays property taxes of XXX a year plus an HOA fee of XXX a year.	XX/XX/XXXX Finding resolved	XX/XX/XXXX Finding resolved
XXXX	4350098958	XXXXXX	XXXXXXXXXXXXX		Credit	Eligibility	Active	2: Acceptable with Warnings	XXXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl 2)	DTI XX% exceeds guideline limit of XX%. The borrower is a First Time Homebuyer (FTHB) since he has not owned a home since XXX, per the final XXXXXX. The maximum DTI for FTHB is XX%. The subject loan was approved with a DTI of XX%. Compensating factors per Lender Exception Approval are: Borrower has been employed at current job for XX years; Borrower has past mortgage history XXXXXXXXX for XX/XX/XXXX mnths, last reported XX/XX/XXXX	XXXXXXXXX rental history for 1XXX months XXXXXXXXX prior mtg history in 200XXX to 20XXX Borrower has been at current job for over 20 years XXX.0XXX months reserves	XX/XX/XXXX Borrower classified as XXXX due to no mortgage history as stated on XXXXXX. XXXXXXXXXprovided Lender exception approval form	XX/XX/XXXX Finding remains: EV2/B	XX/XX/XXXX Finding remains: EV2/B
XXXX	4350098959	XXXXXX	XXXXXXXXXXXXX		Credit	Credit	Resolved	Resolved	XXXX	Credit	* Missing Documentation (Lvl R)	The file is missing evidence of th EIN.		The lender provided IRS document with EIN.	XX/XX/XXXX Finding resolved.	XX/XX/XXXX Finding resolved.